UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07319

Fidelity Covington Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2024

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® Enhanced Large Cap Core ETF Fidelity® Enhanced Large Cap Core ETF : FELC Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® Enhanced Large Cap Core ETF for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Large Cap Core ETF	$ 10	0.18%
Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$4,261,062,790
Number of Holdings	211
Portfolio Turnover	55%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	32.6
Financials	14.2
Consumer Discretionary	12.4
Communication Services	10.8
Industrials	10.0
Health Care	9.2
Consumer Staples	3.5
Energy	2.8
Materials	1.6
Real Estate	1.0
Utilities	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.9
Mexico - 0.1

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	8.1
NVIDIA Corp	7.1
Microsoft Corp	5.8
Amazon.com Inc	4.5
Meta Platforms Inc Class A	3.0
Alphabet Inc Class A	2.2
Berkshire Hathaway Inc Class B	2.2
Broadcom Inc	2.0
JPMorgan Chase & Co	1.9
Alphabet Inc Class C	1.9
38.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915504.100    7541-TSRS-0325

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® Enhanced Small Cap ETF Fidelity® Enhanced Small Cap ETF : FESM Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® Enhanced Small Cap ETF for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Small Cap ETF	$ 15	0.28%
Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$1,166,157,388
Number of Holdings	639
Portfolio Turnover	61%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	17.8
Industrials	17.4
Health Care	15.6
Information Technology	15.5
Consumer Discretionary	10.3
Energy	5.3
Materials	4.8
Real Estate	4.4
Consumer Staples	3.5
Communication Services	2.9
Utilities	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.2
Thailand - 0.6
Canada - 0.3
Ireland - 0.3
Puerto Rico - 0.3
Monaco - 0.1
Norway - 0.1
Bermuda - 0.1
Panama - 0.0

TOP HOLDINGS (% of Fund's net assets)
Abercrombie & Fitch Co Class A	0.9
Q2 Holdings Inc	0.9
Sprouts Farmers Market Inc	0.8
Carpenter Technology Corp	0.7
SkyWest Inc	0.7
Primo Brands Corp Class A	0.7
EnerSys	0.7
Payoneer Global Inc	0.7
Fabrinet	0.6
AvidXchange Holdings Inc	0.6
7.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914576.100    7545-TSRS-0325

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® Metaverse ETF Fidelity® Metaverse ETF : FMET Principal U.S. Listing Exchange : NASDAQ/NMS Global Market

This semi-annual shareholder report contains information about Fidelity® Metaverse ETF for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Metaverse ETF	$ 19	0.38%
Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$31,268,552
Number of Holdings	52
Portfolio Turnover	34%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	53.3
Communication Services	37.6
Real Estate	8.2
Industrials	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 75.2
Korea (South) - 10.8
China - 6.9
France - 3.1
Japan - 1.4
Sweden - 1.0
Taiwan - 0.8
United Kingdom - 0.8

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	5.2
Apple Inc	4.9
Meta Platforms Inc Class A	4.5
QUALCOMM Inc	4.5
Microsoft Corp	4.5
Samsung Electronics Co Ltd	4.5
NVIDIA Corp	4.4
Equinix Inc	4.3
Advanced Micro Devices Inc	4.0
Adobe Inc	3.9
44.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915178.100    6566-TSRS-0325

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® Crypto Industry and Digital Payments ETF Fidelity® Crypto Industry and Digital Payments ETF : FDIG Principal U.S. Listing Exchange : NASDAQ/NMS Global Market

This semi-annual shareholder report contains information about Fidelity® Crypto Industry and Digital Payments ETF for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Crypto Industry and Digital Payments ETF	$ 21	0.38%
Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$165,547,765
Number of Holdings	49
Portfolio Turnover	119%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	52.6
Information Technology	43.8
Communication Services	1.9
Industrials	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 69.7
Canada - 7.2
Japan - 6.8
Australia - 3.1
Brazil - 2.9
Netherlands - 1.7
Germany - 1.6
China - 1.4
France - 1.4
Others - 4.2

TOP HOLDINGS (% of Fund's net assets)
Coinbase Global Inc Class A	11.6
MARA Holdings Inc	6.2
Riot Platforms Inc	3.9
Block Inc Class A	3.8
Cleanspark Inc	3.7
Core Scientific Inc	3.5
Bitdeer Technologies Group Class A	3.2
IREN Ltd	3.1
Terawulf Inc	2.9
Hut 8 Corp (United States)	2.8
44.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915177.100    6565-TSRS-0325

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® Enhanced U.S. All-Cap Equity ETF Fidelity® Enhanced U.S. All-Cap Equity ETF : FEAC Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® Enhanced U.S. All-Cap Equity ETF for the period November 19, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced U.S. All-Cap Equity ETF A	$ 2	0.18%
A Expenses for the full reporting period would be higher.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$4,348,930
Number of Holdings	360
Portfolio TurnoverA	16%
A Amount not annualized
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	31.4
Financials	15.5
Communication Services	10.8
Consumer Discretionary	10.3
Health Care	10.1
Industrials	9.9
Energy	3.6
Consumer Staples	3.6
Real Estate	1.9
Materials	1.8
Utilities	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.7
United Kingdom - 0.1
Monaco - 0.1
Thailand - 0.1
Canada - 0.0
Hong Kong - 0.0

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	7.0
NVIDIA Corp	6.2
Microsoft Corp	4.8
Amazon.com Inc	2.9
Meta Platforms Inc Class A	2.9
Broadcom Inc	2.5
Alphabet Inc Class A	2.0
Exxon Mobil Corp	1.5
Mastercard Inc Class A	1.4
Walmart Inc	1.4
32.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918720.100    7725-TSRS-0325

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® Enhanced Emerging Markets ETF Fidelity® Enhanced Emerging Markets ETF : FEMR Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® Enhanced Emerging Markets ETF for the period November 19, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Emerging Markets ETF A	$ 4	0.38%
A Expenses for the full reporting period would be higher.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$9,847,801
Number of Holdings	172
Portfolio TurnoverB	0%A
A Amount represents less than 1%
B Amount not annualized
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	27.7
Financials	22.3
Consumer Discretionary	15.8
Industrials	7.6
Communication Services	7.5
Consumer Staples	5.5
Health Care	5.4
Materials	3.1
Real Estate	2.4
Energy	2.2
Utilities	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 29.3
Taiwan - 21.1
India - 16.1
Korea (South) - 10.3
Brazil - 3.8
Saudi Arabia - 2.7
South Africa - 2.4
United Arab Emirates - 2.4
Mexico - 2.2
Others - 9.7

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	11.3
Tencent Holdings Ltd	5.2
ICICI Bank Ltd ADR	2.6
Infosys Ltd ADR	2.5
HDFC Bank Ltd/Gandhinagar ADR	2.4
Samsung Electronics Co Ltd	2.1
Meituan B Shares	1.9
MediaTek Inc	1.8
Wipro Ltd ADR	1.7
State Bank of India GDR	1.7
33.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918718.100    7726-TSRS-0325

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® Enhanced Mid Cap ETF Fidelity® Enhanced Mid Cap ETF : FMDE Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® Enhanced Mid Cap ETF for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Mid Cap ETF	$ 12	0.23%
Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$2,128,597,717
Number of Holdings	328
Portfolio Turnover	48%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	18.3
Industrials	17.6
Information Technology	15.0
Consumer Discretionary	12.4
Health Care	8.3
Real Estate	6.5
Materials	5.5
Energy	4.4
Utilities	4.3
Consumer Staples	3.7
Communication Services	2.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.5
Korea (South) - 0.4
United Kingdom - 0.1
Canada - 0.0
Brazil - 0.0

TOP HOLDINGS (% of Fund's net assets)
Williams Cos Inc/The	1.2
Bank of New York Mellon Corp/The	1.0
Allstate Corp/The	0.9
Simon Property Group Inc	0.9
Cummins Inc	0.9
Block Inc Class A	0.9
Howmet Aerospace Inc	0.9
MSCI Inc	0.9
AMETEK Inc	0.8
Vistra Corp	0.8
9.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915508.100    7546-TSRS-0325

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® Enhanced International ETF Fidelity® Enhanced International ETF : FENI Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® Enhanced International ETF for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced International ETF	$ 14	0.28%
Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$1,733,493,169
Number of Holdings	291
Portfolio Turnover	87%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	22.7
Industrials	19.3
Health Care	12.5
Information Technology	10.8
Consumer Discretionary	10.0
Materials	7.5
Consumer Staples	6.5
Utilities	3.1
Communication Services	3.1
Energy	1.5
Real Estate	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.8
Preferred Stocks - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 23.9
United States - 12.2
United Kingdom - 11.2
Germany - 9.1
France - 7.2
Australia - 6.1
Switzerland - 4.2
Spain - 4.1
Netherlands - 4.1
Others - 17.9

TOP HOLDINGS (% of Fund's net assets)
SAP SE	2.1
Novo Nordisk A/S Series B	1.5
Novartis AG	1.5
Roche Holding AG	1.5
Siemens AG	1.4
Sony Group Corp	1.3
Schneider Electric SE	1.3
ASML Holding NV	1.3
HSBC Holdings PLC	1.2
Recruit Holdings Co Ltd	1.1
14.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915507.100    7544-TSRS-0325

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® Clean Energy ETF Fidelity® Clean Energy ETF : FRNW Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This semi-annual shareholder report contains information about Fidelity® Clean Energy ETF for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Clean Energy ETF	$ 19	0.38%
Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$24,294,307
Number of Holdings	51
Portfolio Turnover	51%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Utilities	48.1
Industrials	31.2
Information Technology	20.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 35.6
China - 9.9
Canada - 9.1
Denmark - 7.2
Spain - 5.7
Germany - 4.7
New Zealand - 4.5
France - 4.4
Israel - 3.7
Others - 15.2

TOP HOLDINGS (% of Fund's net assets)
GE Vernova Inc	4.6
First Solar Inc	4.3
Vestas Wind Systems A/S	4.1
Enphase Energy Inc	3.5
EDP SA	3.4
Orsted AS	3.1
NEXTracker Inc Class A	2.9
Verbund AG Class A	2.9
Itron Inc	2.7
Meridian Energy Ltd	2.6
34.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915173.100    6442-TSRS-0325

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® Cloud Computing ETF Fidelity® Cloud Computing ETF : FCLD Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This semi-annual shareholder report contains information about Fidelity® Cloud Computing ETF for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Cloud Computing ETF	$ 21	0.38%
Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$85,108,801
Number of Holdings	53
Portfolio Turnover	38%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	88.2
Real Estate	7.6
Consumer Discretionary	2.2
Industrials	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.3
Israel - 2.8
Taiwan - 2.0
China - 1.9

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	4.8
Servicenow Inc	4.6
Salesforce Inc	4.5
Oracle Corp	4.4
Equinix Inc	4.2
Workday Inc Class A	3.5
Digital Realty Trust Inc	3.4
Snowflake Inc Class A	3.1
Datadog Inc Class A	3.0
MicroStrategy Inc Class A	2.9
38.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915174.100    6443-TSRS-0325

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® Digital Health ETF Fidelity® Digital Health ETF : FDHT Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This semi-annual shareholder report contains information about Fidelity® Digital Health ETF for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Digital Health ETF	$ 20	0.38%
Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$7,836,071
Number of Holdings	51
Portfolio Turnover	59%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Health Care	86.4
Consumer Staples	6.5
Information Technology	5.1
Industrials	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 100.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 60.6
Australia - 6.8
Netherlands - 5.6
China - 5.0
Germany - 4.8
Switzerland - 4.4
New Zealand - 3.4
Japan - 2.6
Denmark - 1.9
Others - 4.9

TOP HOLDINGS (% of Fund's net assets)
Dexcom Inc	4.7
ResMed Inc	4.5
Intuitive Surgical Inc	4.5
Veeva Systems Inc Class A	4.4
Koninklijke Philips NV	4.1
Insulet Corp	3.9
Sonova Holding AG	3.7
Siemens Healthineers AG	3.6
Fisher & Paykel Healthcare Corp Ltd	3.4
Cochlear Ltd	3.2
40.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915175.100    6444-TSRS-0325

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® Electric Vehicles and Future Transportation ETF Fidelity® Electric Vehicles and Future Transportation ETF : FDRV Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This semi-annual shareholder report contains information about Fidelity® Electric Vehicles and Future Transportation ETF for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Electric Vehicles and Future Transportation ETF	$ 19	0.38%
Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$28,162,666
Number of Holdings	51
Portfolio Turnover	78%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Consumer Discretionary	57.0
Information Technology	23.3
Industrials	16.4
Materials	3.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 40.5
China - 29.7
Japan - 6.6
Bailiwick Of Jersey - 4.8
Germany - 4.3
Korea (South) - 3.1
France - 2.7
Israel - 2.2
Belgium - 1.6
Others - 4.5

TOP HOLDINGS (% of Fund's net assets)
Tesla Inc	4.9
Li Auto Inc A Shares	4.9
Aptiv PLC	4.8
BYD Co Ltd H Shares	4.7
Rivian Automotive Inc Class A	4.5
NXP Semiconductors NV	4.3
Infineon Technologies AG	4.3
Uber Technologies Inc	4.2
NIO Inc A Shares	3.8
XPeng Inc A Shares	3.8
44.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915176.100    6445-TSRS-0325

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® Enhanced Large Cap Growth ETF Fidelity® Enhanced Large Cap Growth ETF : FELG Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® Enhanced Large Cap Growth ETF for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Large Cap Growth ETF	$ 10	0.18%
Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$3,180,775,368
Number of Holdings	96
Portfolio Turnover	31%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	46.9
Consumer Discretionary	17.6
Communication Services	14.0
Health Care	6.6
Industrials	6.1
Financials	5.8
Consumer Staples	1.4
Energy	0.5
Materials	0.1
Real Estate	0.1
Utilities	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.6
Brazil - 0.3
Mexico - 0.1

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	12.7
NVIDIA Corp	11.2
Microsoft Corp	10.0
Amazon.com Inc	7.3
Meta Platforms Inc Class A	4.8
Tesla Inc	4.3
Alphabet Inc Class A	3.7
Broadcom Inc	3.6
Alphabet Inc Class C	2.7
Mastercard Inc Class A	2.0
62.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915506.100    7543-TSRS-0325

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® Enhanced Large Cap Value ETF Fidelity® Enhanced Large Cap Value ETF : FELV Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® Enhanced Large Cap Value ETF for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Large Cap Value ETF	$ 9	0.18%
Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$2,133,528,408
Number of Holdings	383
Portfolio Turnover	46%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	22.9
Industrials	16.4
Health Care	13.0
Information Technology	9.8
Consumer Discretionary	6.9
Consumer Staples	6.9
Energy	6.0
Communication Services	4.7
Materials	4.3
Real Estate	3.9
Utilities	3.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.3
Ireland - 0.4
United Kingdom - 0.2
Finland - 0.1
Mexico - 0.0
Canada - 0.0
Bailiwick Of Jersey - 0.0

TOP HOLDINGS (% of Fund's net assets)
Berkshire Hathaway Inc Class B	3.8
JPMorgan Chase & Co	2.9
Exxon Mobil Corp	2.3
Walmart Inc	2.1
Bank of America Corp	1.6
Walt Disney Co/The	1.3
UnitedHealth Group Inc	1.3
Procter & Gamble Co/The	1.3
Wells Fargo & Co	1.2
Cisco Systems Inc	1.2
19.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915505.100    7542-TSRS-0325

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Enhanced International ETF
Fidelity® Enhanced Large Cap Core ETF
Fidelity® Enhanced Large Cap Growth ETF
Fidelity® Enhanced Large Cap Value ETF
Fidelity® Enhanced Mid Cap ETF

Semi-Annual Report
December 31, 2024

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Enhanced International ETF
Fidelity® Enhanced Large Cap Core ETF
Fidelity® Enhanced Large Cap Growth ETF
Fidelity® Enhanced Large Cap Value ETF
Fidelity® Enhanced Mid Cap ETF
Notes to Financial Statements
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Enhanced International ETF
Schedule of Investments December 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.8%
	Shares	Value ($)
AUSTRALIA - 6.1%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Telstra Group Ltd	693,793	1,721,987
Interactive Media & Services - 0.1%
CAR Group Ltd	1,367	30,485
REA Group Ltd	10,245	1,479,452
		1,509,937
TOTAL COMMUNICATION SERVICES		3,231,924

Consumer Discretionary - 1.1%
Broadline Retail - 0.8%
Wesfarmers Ltd	304,626	13,486,857
Hotels, Restaurants & Leisure - 0.3%
Aristocrat Leisure Ltd	142,157	6,014,865
TOTAL CONSUMER DISCRETIONARY		19,501,722

Financials - 1.5%
Banks - 1.4%
ANZ Group Holdings Ltd	597,423	10,553,378
Commonwealth Bank of Australia	84,137	7,980,738
National Australia Bank Ltd	151,340	3,475,227
Westpac Banking Corp	143,373	2,868,100
		24,877,443
Insurance - 0.1%
Medibank Pvt Ltd	211,952	497,201
QBE Insurance Group Ltd	95,917	1,139,863
		1,637,064
TOTAL FINANCIALS		26,514,507

Health Care - 0.4%
Health Care Technology - 0.4%
Pro Medicus Ltd	43,617	6,752,425
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Reece Ltd	24,303	336,648
SGH Ltd	17,754	506,695
		843,343
Materials - 2.9%
Metals & Mining - 2.9%
BHP Group Ltd	356,721	8,732,342
Fortescue Ltd	886,558	10,014,415
Northern Star Resources Ltd	542,575	5,185,166
Rio Tinto Ltd	146,629	10,660,202
Rio Tinto PLC	107,598	6,361,972
Rio Tinto PLC ADR	149,201	8,774,511
		49,728,608
Real Estate - 0.0%
Diversified REITs - 0.0%
GPT Group/The unit	138	373
Utilities - 0.0%
Electric Utilities - 0.0%
Origin Energy Ltd	128	864
TOTAL AUSTRALIA		106,573,766
AUSTRIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Erste Group Bank AG	23	1,421
BELGIUM - 0.4%
Financials - 0.3%
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	5,341	365,420
Insurance - 0.3%
Ageas SA/NV	101,653	4,938,442
TOTAL FINANCIALS		5,303,862

Real Estate - 0.1%
Industrial REITs - 0.1%
Warehouses De Pauw CVA	73,541	1,447,371
TOTAL BELGIUM		6,751,233
CHINA - 1.6%
Consumer Discretionary - 0.9%
Broadline Retail - 0.9%
Prosus NV Class N	371,836	14,771,128
Financials - 0.5%
Banks - 0.5%
BOC Hong Kong Holdings Ltd	2,553,500	8,202,999
Industrials - 0.2%
Machinery - 0.1%
Yangzijiang Shipbuildling (Holdings) Ltd	1,022,300	2,238,258
Marine Transportation - 0.1%
SITC International Holdings Co Ltd	826,000	2,201,490
TOTAL INDUSTRIALS		4,439,748

TOTAL CHINA		27,413,875
DENMARK - 2.7%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	6,940	1,269,583
Financials - 0.3%
Banks - 0.3%
Danske Bank A/S	165,973	4,696,175
Health Care - 2.1%
Biotechnology - 0.6%
Genmab A/S (b)	31,054	6,437,951
Genmab A/S ADR (b)	188,762	3,939,462
		10,377,413
Pharmaceuticals - 1.5%
Novo Nordisk A/S Class B ADR	5	430
Novo Nordisk A/S Series B	301,568	26,147,176
		26,147,606
TOTAL HEALTH CARE		36,525,019

Industrials - 0.3%
Building Products - 0.0%
ROCKWOOL A/S Series B	1,858	658,631
Marine Transportation - 0.3%
AP Moller - Maersk A/S Series A	1,561	2,502,215
AP Moller - Maersk A/S Series B	987	1,632,158
		4,134,373
TOTAL INDUSTRIALS		4,793,004

Materials - 0.0%
Chemicals - 0.0%
Novonesis (Novozymes) B Series B	17	962
TOTAL DENMARK		47,284,743
FINLAND - 1.6%
Financials - 0.2%
Banks - 0.2%
Nordea Bank Abp	231,247	2,515,141
Nordea Bank Abp (Sweden)	63,236	687,581
		3,202,722
Insurance - 0.0%
Sampo Oyj A Shares	25,116	1,024,526
TOTAL FINANCIALS		4,227,248

Industrials - 1.0%
Machinery - 1.0%
Kone Oyj B Shares	188,064	9,155,886
Wartsila OYJ Abp	437,958	7,762,102
		16,917,988
Information Technology - 0.4%
Communications Equipment - 0.4%
Nokia Oyj	624,558	2,765,381
Nokia Oyj ADR (c)	827,369	3,665,245
		6,430,626
TOTAL FINLAND		27,575,862
FRANCE - 7.2%
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.2%
La Francaise des Jeux SACA (d)(e)	99,085	3,820,156
Textiles, Apparel & Luxury Goods - 0.6%
LVMH Moet Hennessy Louis Vuitton SE	15,640	10,295,542
TOTAL CONSUMER DISCRETIONARY		14,115,698

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	27,311	388,423
Food Products - 0.3%
Danone SA	68,703	4,634,330
Personal Care Products - 0.0%
L'Oreal SA	1,421	503,184
TOTAL CONSUMER STAPLES		5,525,937

Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
TotalEnergies SE	234,507	12,964,324
Financials - 1.5%
Banks - 1.1%
BNP Paribas SA	235,047	14,418,497
Credit Agricole SA	42,089	579,416
Societe Generale SA Series A	113,475	3,192,470
		18,190,383
Insurance - 0.4%
AXA SA	209,355	7,442,648
TOTAL FINANCIALS		25,633,031

Industrials - 1.6%
Aerospace & Defense - 0.3%
Airbus SE	3,548	568,847
Safran SA	20,586	4,522,822
		5,091,669
Building Products - 0.2%
Cie de Saint-Gobain SA	48,775	4,329,871
Construction & Engineering - 0.6%
Eiffage SA	93,213	8,180,114
Vinci SA	22,648	2,339,894
		10,520,008
Electrical Equipment - 0.4%
Legrand SA	62,811	6,118,503
Trading Companies & Distributors - 0.0%
Rexel SA	26,383	672,289
Transportation Infrastructure - 0.1%
Getlink SE Series A	54,999	877,634
TOTAL INDUSTRIALS		27,609,974

Information Technology - 0.5%
IT Services - 0.5%
Capgemini SE	48,540	7,951,807
Materials - 0.9%
Chemicals - 0.9%
Air Liquide SA	98,382	15,991,559
Arkema SA	2,671	203,495
		16,195,054
Real Estate - 0.3%
Diversified REITs - 0.1%
Covivio SA/France	39,902	2,015,372
Office REITs - 0.2%
Gecina SA	28,246	2,646,442
TOTAL REAL ESTATE		4,661,814

Utilities - 0.6%
Multi-Utilities - 0.6%
Engie SA	590,283	9,361,218
Veolia Environnement SA	40,784	1,145,291
		10,506,509
TOTAL FRANCE		125,164,148
GERMANY - 8.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Deutsche Telekom AG	65,055	1,946,817
Interactive Media & Services - 0.0%
Scout24 SE (d)(e)	2	176
TOTAL COMMUNICATION SERVICES		1,946,993

Consumer Discretionary - 0.8%
Automobiles - 0.0%
Mercedes-Benz Group AG	9,890	551,157
Volkswagen AG	2,960	282,543
		833,700
Specialty Retail - 0.0%
Zalando SE (b)(d)(e)	13,305	446,398
Textiles, Apparel & Luxury Goods - 0.8%
adidas AG	51,294	12,581,869
TOTAL CONSUMER DISCRETIONARY		13,861,967

Financials - 2.7%
Capital Markets - 0.8%
Deutsche Bank AG	721,854	12,442,268
Deutsche Boerse AG	3,103	714,848
		13,157,116
Insurance - 1.9%
Allianz SE	56,987	17,466,972
Hannover Rueck SE	5,032	1,258,273
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	21,083	10,637,692
Talanx AG	46,871	3,988,491
		33,351,428
TOTAL FINANCIALS		46,508,544

Industrials - 2.0%
Air Freight & Logistics - 0.5%
Deutsche Post AG	247,062	8,696,134
Industrial Conglomerates - 1.4%
Siemens AG	124,150	24,248,963
Machinery - 0.1%
Gea Group Ag	8	396
Knorr-Bremse AG	20,160	1,469,100
Rational AG	1,207	1,030,223
		2,499,719
TOTAL INDUSTRIALS		35,444,816

Information Technology - 2.1%
Semiconductors & Semiconductor Equipment - 0.0%
Infineon Technologies AG	132	4,293
Software - 2.1%
SAP SE	146,479	35,853,864
TOTAL INFORMATION TECHNOLOGY		35,858,157

Materials - 0.9%
Chemicals - 0.4%
Evonik Industries AG	205,665	3,564,127
Symrise AG	24,157	2,568,614
		6,132,741
Construction Materials - 0.5%
Heidelberg Materials AG	73,098	9,033,225
TOTAL MATERIALS		15,165,966

TOTAL GERMANY		148,786,443
HONG KONG - 2.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	258,000	318,902
Consumer Staples - 0.4%
Food Products - 0.4%
WH Group Ltd (d)(e)	9,151,455	7,081,592
Financials - 1.2%
Capital Markets - 0.3%
Hong Kong Exchanges & Clearing Ltd	142,100	5,393,713
Insurance - 0.9%
AIA Group Ltd	1,808,832	13,112,120
TOTAL FINANCIALS		18,505,833

Industrials - 0.1%
Industrial Conglomerates - 0.1%
Jardine Matheson Holdings Ltd (Singapore)	44,700	1,831,359
Swire Pacific Ltd A Shares	42,500	385,510
		2,216,869
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Sun Hung Kai Properties Ltd	602,500	5,790,994
Utilities - 0.5%
Electric Utilities - 0.5%
CLP Holdings Ltd	1,113,500	9,362,022
TOTAL HONG KONG		43,276,212
ISRAEL - 0.7%
Financials - 0.1%
Banks - 0.1%
Bank Leumi Le-Israel BM	102,406	1,221,098
Information Technology - 0.6%
IT Services - 0.6%
Wix.com Ltd (b)	47,808	10,257,206
TOTAL ISRAEL		11,478,304
ITALY - 2.2%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Moncler SpA	23,014	1,215,315
Consumer Staples - 0.6%
Beverages - 0.6%
Coca-Cola HBC AG	281,640	9,632,625
Financials - 1.5%
Banks - 1.5%
Intesa Sanpaolo SpA	3,099,161	12,401,257
UniCredit SpA	328,203	13,097,309
		25,498,566
Insurance - 0.0%
Generali	39,124	1,105,160
TOTAL FINANCIALS		26,603,726

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
DiaSorin SpA	4,401	453,872
Industrials - 0.0%
Electrical Equipment - 0.0%
Prysmian SpA	17	1,086
Utilities - 0.0%
Electric Utilities - 0.0%
Enel SpA	2	14
TOTAL ITALY		37,906,638
JAPAN - 23.9%
Communication Services - 1.3%
Entertainment - 0.1%
Konami Group Corp	26,200	2,464,394
Interactive Media & Services - 0.6%
LY Corp	3,709,922	9,888,724
Wireless Telecommunication Services - 0.6%
SoftBank Corp	6,628,040	8,378,513
SoftBank Group Corp	26,300	1,535,260
		9,913,773
TOTAL COMMUNICATION SERVICES		22,266,891

Consumer Discretionary - 4.6%
Automobiles - 1.4%
Honda Motor Co Ltd ADR	10	286
Mazda Motor Corp	674,600	4,645,391
Subaru Corp	266,658	4,780,846
Suzuki Motor Corp	274,300	3,120,512
Toyota Motor Corp	560,361	11,204,015
		23,751,050
Broadline Retail - 0.0%
Rakuten Group Inc (b)	159,400	870,118
Household Durables - 2.0%
Panasonic Holdings Corp	1,092,900	11,412,086
Sony Group Corp	1,078,680	23,096,209
		34,508,295
Specialty Retail - 0.9%
Fast Retailing Co Ltd	43,942	15,030,401
Textiles, Apparel & Luxury Goods - 0.3%
Asics Corp	307,900	6,085,792
TOTAL CONSUMER DISCRETIONARY		80,245,656

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Seven & i Holdings Co Ltd	101,200	1,599,570
Financials - 3.4%
Banks - 1.4%
Japan Post Bank Co Ltd	278,000	2,640,510
Mitsubishi UFJ Financial Group Inc	1,331,500	15,621,400
Mitsubishi UFJ Financial Group Inc ADR	242	2,836
Mizuho Financial Group Inc	134,300	3,305,754
Sumitomo Mitsui Financial Group Inc	90,700	2,169,721
		23,740,221
Capital Markets - 0.9%
Daiwa Securities Group Inc	783,048	5,215,509
Nomura Holdings Inc	1,906,000	11,281,311
		16,496,820
Insurance - 1.1%
Dai-ichi Life Holdings Inc	113,100	3,044,128
Ms&Ad Insurance Group Holdings Inc	153,900	3,373,486
Sompo Holdings Inc	162,400	4,251,331
Tokio Marine Holdings Inc	234,100	8,522,195
		19,191,140
TOTAL FINANCIALS		59,428,181

Health Care - 2.2%
Health Care Equipment & Supplies - 1.3%
Hoya Corp	101,284	12,755,045
Olympus Corp	169,300	2,550,609
Terumo Corp	349,700	6,805,309
		22,110,963
Pharmaceuticals - 0.9%
Daiichi Sankyo Co Ltd	273,600	7,567,493
Takeda Pharmaceutical Co Ltd	295,500	7,852,080
		15,419,573
TOTAL HEALTH CARE		37,530,536

Industrials - 6.7%
Electrical Equipment - 0.9%
Fujikura Ltd	88,000	3,662,169
Mitsubishi Electric Corp	402,900	6,880,373
NIDEC CORP	281,900	5,115,031
		15,657,573
Ground Transportation - 0.5%
Central Japan Railway Co	491,200	9,256,144
Industrial Conglomerates - 0.9%
Hitachi Ltd	657,700	16,456,607
Machinery - 1.3%
Daifuku Co Ltd	7,100	148,908
FANUC Corp	284,600	7,551,590
Komatsu Ltd	165,400	4,572,691
Makita Corp	305,500	9,403,137
		21,676,326
Marine Transportation - 0.4%
Kawasaki Kisen Kaisha Ltd	540,600	7,745,926
Professional Services - 1.1%
Recruit Holdings Co Ltd	261,500	18,522,467
Trading Companies & Distributors - 1.6%
Mitsubishi Corp	48,100	796,037
Mitsui & Co Ltd	682,700	14,366,009
Toyota Tsusho Corp	571,000	10,262,722
		25,424,768
TOTAL INDUSTRIALS		114,739,811

Information Technology - 4.0%
Electronic Equipment, Instruments & Components - 1.1%
Murata Manufacturing Co Ltd	622,300	10,122,831
TDK Corp	124,600	1,641,193
Yokogawa Electric Corp	378,100	8,165,393
		19,929,417
IT Services - 1.0%
Fujitsu Ltd	595,200	10,589,866
NEC Corp	71,200	6,208,421
Obic Co Ltd	19,900	593,540
		17,391,827
Semiconductors & Semiconductor Equipment - 1.9%
Advantest Corp	232,800	13,608,913
SCREEN Holdings Co Ltd	50,500	3,045,823
Tokyo Electron Ltd	97,000	14,909,562
		31,564,298
TOTAL INFORMATION TECHNOLOGY		68,885,542

Materials - 1.0%
Chemicals - 0.8%
Asahi Kasei Corp	163,100	1,132,459
Mitsubishi Chemical Group Corp	404,800	2,057,381
Nitto Denko Corp	646,000	11,003,082
		14,192,922
Metals & Mining - 0.2%
Nippon Steel Corp	167,800	3,393,432
TOTAL MATERIALS		17,586,354

Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Daito Trust Construction Co Ltd	46,600	5,205,091
Utilities - 0.3%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	82,300	865,917
Kansai Electric Power Co Inc/The	600	6,686
		872,603
Gas Utilities - 0.2%
Osaka Gas Co Ltd	101,900	2,240,770
Tokyo Gas Co Ltd	71,300	1,980,241
		4,221,011
TOTAL UTILITIES		5,093,614

TOTAL JAPAN		412,581,246
NETHERLANDS - 4.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV	240,693	876,366
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Koninklijke Ahold Delhaize NV	128,336	4,186,181
Financials - 0.8%
Banks - 0.5%
ABN AMRO Bank NV depository receipt (d)(e)	512,741	7,908,418
Capital Markets - 0.0%
Euronext NV (d)(e)	7,153	802,442
Financial Services - 0.0%
EXOR NV	5,970	547,595
Insurance - 0.3%
NN Group NV	120,881	5,267,778
TOTAL FINANCIALS		14,526,233

Health Care - 0.3%
Biotechnology - 0.0%
Argenx SE (b)	770	478,563
Health Care Equipment & Supplies - 0.3%
Koninklijke Philips NV	201,545	5,093,997
TOTAL HEALTH CARE		5,572,560

Industrials - 0.7%
Professional Services - 0.7%
Wolters Kluwer NV	75,978	12,623,771
Information Technology - 2.0%
Semiconductors & Semiconductor Equipment - 2.0%
ASM International NV	21,111	12,219,743
ASML Holding NV	29,269	20,577,026
		32,796,769
TOTAL NETHERLANDS		70,581,880
NEW ZEALAND - 0.1%
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Meridian Energy Ltd	661,532	2,187,451
NORWAY - 0.5%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Equinor ASA	69,480	1,619,901
Financials - 0.3%
Banks - 0.1%
DNB Bank ASA	45,305	903,043
Insurance - 0.2%
Gjensidige Forsikring ASA	184,082	3,250,390
TOTAL FINANCIALS		4,153,433

Industrials - 0.1%
Aerospace & Defense - 0.1%
Kongsberg Gruppen ASA	19,473	2,189,631
TOTAL NORWAY		7,962,965
PORTUGAL - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
EDP SA	7	22
SINGAPORE - 2.8%
Communication Services - 0.7%
Entertainment - 0.7%
Sea Ltd Class A ADR (b)	121,522	12,893,484
Financials - 1.5%
Banks - 1.4%
DBS Group Holdings Ltd	124,000	3,969,743
Oversea-Chinese Banking Corp Ltd	747,200	9,131,745
United Overseas Bank Ltd	396,855	10,557,422
		23,658,910
Capital Markets - 0.1%
Singapore Exchange Ltd	114,300	1,066,292
TOTAL FINANCIALS		24,725,202

Industrials - 0.4%
Aerospace & Defense - 0.4%
ST Engineering Financial I Ltd	1,964,300	6,702,770
Real Estate - 0.2%
Industrial REITs - 0.2%
CapitaLand Ascendas REIT	1,910,200	3,594,782
TOTAL SINGAPORE		47,916,238
SOUTH AFRICA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Anglo American PLC	22,588	668,490
SPAIN - 4.1%
Consumer Discretionary - 0.8%
Specialty Retail - 0.8%
Industria de Diseno Textil SA	277,795	14,284,106
Financials - 1.2%
Banks - 1.2%
Banco Bilbao Vizcaya Argentaria SA	1,045,227	10,233,665
Banco Bilbao Vizcaya Argentaria SA ADR	242,597	2,358,043
Banco Santander SA	1,945,836	8,998,620
		21,590,328
Industrials - 0.5%
Transportation Infrastructure - 0.5%
Aena SME SA (d)(e)	42,118	8,612,153
Utilities - 1.6%
Electric Utilities - 1.6%
Endesa SA	430,009	9,251,474
Iberdrola SA	1,260,663	17,367,909
		26,619,383
TOTAL SPAIN		71,105,970
SWEDEN - 2.8%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Volvo Car AB (b)(c)	2,301,152	4,987,561
Hotels, Restaurants & Leisure - 0.0%
Evolution AB (d)(e)	5,747	442,978
TOTAL CONSUMER DISCRETIONARY		5,430,539

Consumer Staples - 0.2%
Household Products - 0.2%
Essity AB B Shares	127,012	3,394,609
Financials - 0.3%
Banks - 0.1%
Svenska Handelsbanken AB A Shares	194,338	2,005,938
Financial Services - 0.2%
Industrivarden AB A Shares	76,398	2,412,674
Industrivarden AB C Shares	19	600
Investor AB B Shares	40	1,058
		2,414,332
TOTAL FINANCIALS		4,420,270

Health Care - 0.2%
Biotechnology - 0.2%
Swedish Orphan Biovitrum AB B Shares (b)	110,506	3,170,199
Health Care Equipment & Supplies - 0.0%
Getinge AB B Shares	30	492
TOTAL HEALTH CARE		3,170,691

Industrials - 1.0%
Machinery - 1.0%
Alfa Laval AB	39,271	1,641,993
SKF AB B Shares	183,389	3,441,077
Volvo AB B Shares	533,995	12,963,937
		18,047,007
Information Technology - 0.8%
Communications Equipment - 0.6%
Telefonaktiebolaget LM Ericsson B Shares	889,518	7,226,226
Telefonaktiebolaget LM Ericsson Class B ADR	458,733	3,697,388
		10,923,614
Electronic Equipment, Instruments & Components - 0.2%
Hexagon AB B Shares	373,832	3,568,076
TOTAL INFORMATION TECHNOLOGY		14,491,690

TOTAL SWEDEN		48,954,806
SWITZERLAND - 4.2%
Financials - 2.0%
Capital Markets - 0.9%
UBS Group AG	533,235	16,292,884
Insurance - 1.1%
Zurich Insurance Group AG	30,660	18,202,422
TOTAL FINANCIALS		34,495,306

Industrials - 1.5%
Electrical Equipment - 0.8%
ABB Ltd	247,688	13,392,156
Marine Transportation - 0.1%
Kuehne + Nagel International AG	7,290	1,669,177
Professional Services - 0.6%
SGS SA	103,071	10,321,296
TOTAL INDUSTRIALS		25,382,629

Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Logitech International SA	25	2,066
Materials - 0.7%
Chemicals - 0.7%
Givaudan SA	2,905	12,694,871
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG	5,201	860,768
TOTAL SWITZERLAND		73,435,640
UNITED KINGDOM - 11.2%
Communication Services - 0.6%
Wireless Telecommunication Services - 0.6%
Vodafone Group PLC	6,673,421	5,706,093
Vodafone Group PLC ADR (c)	581,848	4,939,890
		10,645,983
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Next PLC	11,058	1,314,857
Specialty Retail - 0.0%
Kingfisher PLC	317,297	987,896
TOTAL CONSUMER DISCRETIONARY		2,302,753

Consumer Staples - 3.9%
Consumer Staples Distribution & Retail - 0.7%
Tesco PLC	2,632,643	12,138,453
Food Products - 0.3%
Associated British Foods PLC	181,248	4,635,656
Household Products - 0.4%
Reckitt Benckiser Group PLC	118,737	7,184,102
Personal Care Products - 1.3%
Unilever PLC	153,022	8,712,523
Unilever PLC ADR	223,345	12,663,662
		21,376,185
Tobacco - 1.2%
British American Tobacco PLC	103,660	3,737,432
British American Tobacco PLC ADR (c)	359,153	13,044,438
Imperial Brands PLC	123,706	3,953,768
		20,735,638
TOTAL CONSUMER STAPLES		66,070,034

Financials - 3.4%
Banks - 2.6%
Barclays PLC ADR	154,938	2,059,126
HSBC Holdings PLC	1,999,743	19,659,815
HSBC Holdings PLC ADR (c)	168,867	8,352,162
Lloyds Banking Group PLC	2,823,970	1,936,652
NatWest Group PLC	930,546	4,684,266
NatWest Group PLC ADR	186,956	1,901,343
Standard Chartered PLC	467,417	5,784,885
		44,378,249
Capital Markets - 0.6%
3i Group PLC	150,504	6,715,145
London Stock Exchange Group PLC	20,836	2,943,645
		9,658,790
Financial Services - 0.0%
M&G PLC	557,930	1,381,928
Insurance - 0.2%
Admiral Group PLC	16,059	531,557
Aviva PLC	566,567	3,325,129
		3,856,686
TOTAL FINANCIALS		59,275,653

Health Care - 0.8%
Pharmaceuticals - 0.8%
Astrazeneca PLC	93,776	12,289,241
Astrazeneca PLC ADR	20,834	1,365,044
		13,654,285
Industrials - 1.9%
Aerospace & Defense - 1.2%
BAE Systems PLC	824,663	11,857,064
Rolls-Royce Holdings PLC (b)	1,105,367	7,868,337
		19,725,401
Professional Services - 0.2%
RELX PLC ADR	90,476	4,109,420
Trading Companies & Distributors - 0.5%
Bunzl PLC	227,760	9,397,975
TOTAL INDUSTRIALS		33,232,796

Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	47,934	1,613,631
Software - 0.3%
Sage Group PLC/The	300,311	4,785,962
TOTAL INFORMATION TECHNOLOGY		6,399,593

Real Estate - 0.1%
Diversified REITs - 0.1%
Land Securities Group PLC	311,085	2,274,372
Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC	3	60
TOTAL UNITED KINGDOM		193,855,529
UNITED STATES - 10.5%
Communication Services - 0.1%
Entertainment - 0.1%
Spotify Technology SA (b)	4,402	1,969,367
Consumer Staples - 0.8%
Food Products - 0.8%
Nestle SA	174,267	14,378,396
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Shell PLC	392,053	12,152,484
Financials - 0.0%
Insurance - 0.0%
Swiss Re AG	39	5,637
Health Care - 6.5%
Biotechnology - 0.8%
CSL Ltd	77,047	13,428,055
Life Sciences Tools & Services - 0.5%
QIAGEN NV	217,359	9,691,639
Pharmaceuticals - 5.2%
GSK PLC	389,696	6,569,040
GSK PLC ADR	251,773	8,514,963
Novartis AG	266,751	26,071,086
Novartis AG ADR	31,290	3,044,829
Roche Holding AG	91,696	25,814,918
Roche Holding AG	7,705	2,297,364
Roche Holding AG ADR	76,538	2,669,646
Sanofi SA	131,813	12,799,119
Sanofi SA ADR	38,660	1,864,571
		89,645,536
TOTAL HEALTH CARE		112,765,230

Industrials - 1.3%
Electrical Equipment - 1.3%
Schneider Electric SE	91,883	22,928,141
Materials - 1.1%
Construction Materials - 1.1%
CRH PLC (United Kingdom)	56,780	5,270,085
Holcim AG	137,395	13,225,527
		18,495,612
TOTAL UNITED STATES		182,694,867
TOTAL COMMON STOCKS (Cost $1,525,663,192)		1,694,157,749

Non-Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
GERMANY - 0.5%
Consumer Discretionary - 0.5%
Automobiles - 0.5%
Volkswagen AG	98,124	9,050,181
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	4,407	386,655
TOTAL GERMANY		9,436,836
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $12,662,012)		9,436,836

U.S. Treasury Obligations - 0.1%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/16/2025	4.57 to 4.58	1,030,000	1,028,304
US Treasury Bills 0% 2/13/2025	4.45	60,000	59,703
US Treasury Bills 0% 2/6/2025	4.46	390,000	388,399
US Treasury Bills 0% 3/6/2025 (g)	4.40	640,000	635,313
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,111,074)			2,111,719

Money Market Funds - 2.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.36	21,366,514	21,370,788
Fidelity Securities Lending Cash Central Fund (h)(i)	4.35	13,396,866	13,398,206
TOTAL MONEY MARKET FUNDS (Cost $34,768,994)			34,768,994

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $1,575,205,272)	1,740,475,298
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(6,982,129)
NET ASSETS - 100.0%	1,733,493,169

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	111	Mar 2025	12,584,625	(324,188)	(324,188)

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,114,313 or 1.7% of net assets.

(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $29,114,313 or 1.7% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $549,943.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	15,818,673	303,126,988	297,574,873	614,349	-	-	21,370,788	21,366,514	0.0%
Fidelity Securities Lending Cash Central Fund	10,015,523	135,005,540	131,622,857	117,984	-	-	13,398,206	13,396,866	0.1%
Total	25,834,196	438,132,528	429,197,730	732,333	-	-	34,768,994	34,763,380

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	54,149,910	54,149,910	-	-
Consumer Discretionary	166,998,467	166,998,467	-	-
Consumer Staples	111,868,944	111,868,944	-	-
Energy	26,736,709	26,736,709	-	-
Financials	390,038,687	390,038,687	-	-
Health Care	216,424,618	216,424,618	-	-
Industrials	336,725,537	336,725,537	-	-
Information Technology	183,073,456	183,073,456	-	-
Materials	130,535,917	130,535,917	-	-
Real Estate	22,974,797	22,974,797	-	-
Utilities	54,630,707	54,630,707	-	-

Non-Convertible Preferred Stocks
Consumer Discretionary	9,050,181	9,050,181	-	-
Consumer Staples	386,655	386,655	-	-

U.S. Treasury Obligations	2,111,719	-	2,111,719	-

Money Market Funds	34,768,994	34,768,994	-	-
Total Investments in Securities:	1,740,475,298	1,738,363,579	2,111,719	-
Derivative Instruments: Liabilities
Futures Contracts	(324,188)	(324,188)	-	-
Total Liabilities	(324,188)	(324,188)	-	-
Total Derivative Instruments:	(324,188)	(324,188)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(324,188)
Total Equity Risk	0	(324,188)
Total Value of Derivatives	0	(324,188)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Enhanced International ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of December 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $12,865,808) - See accompanying schedule:
Unaffiliated issuers (cost $1,540,436,278)	$1,705,706,304
Fidelity Central Funds (cost $34,768,994)	34,768,994

Total Investment in Securities (cost $1,575,205,272)		$1,740,475,298
Foreign currency held at value (cost $196,435)		195,574
Dividends receivable		1,033,893
Reclaims receivable		5,465,713
Interest receivable		106
Distributions receivable from Fidelity Central Funds		146,782
Total assets		1,747,317,366
Liabilities
Payable to custodian bank	$2,153
Accrued management fee	407,959
Payable for daily variation margin on futures contracts	15,747
Other payables and accrued expenses	45
Collateral on securities loaned	13,398,293
Total liabilities		13,824,197
Net Assets		$1,733,493,169
Net Assets consist of:
Paid in capital		$1,638,163,232
Total accumulated earnings (loss)		95,329,937
Net Assets		$1,733,493,169
Net Asset Value, offering price and redemption price per share ($1,733,493,169 ÷ 62,879,106 shares)		$27.57
Statement of Operations
Six months ended December 31, 2024 (Unaudited)
Investment Income
Dividends	$15,696,803
Foreign Tax Reclaims	1,069,803
Interest	42,045
Income from Fidelity Central Funds (including $117,984 from security lending)	732,333
Income before foreign taxes withheld	$17,540,984
Less foreign taxes withheld	(1,204,718)
Total income	16,336,266
Expenses
Management fee	$2,363,474
Independent trustees' fees and expenses	3,593
Interest	1,543
Miscellaneous	-
Total expenses before reductions	2,368,610
Expense reductions	(378)
Total expenses after reductions	2,368,232
Net Investment income (loss)	13,968,034
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	36,975,135
Redemptions in-kind	30,823,404
Fidelity Central Funds	-
Foreign currency transactions	(322,677)
Futures contracts	(3,360,187)
Total net realized gain (loss)	64,115,675
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(108,029,772)
Assets and liabilities in foreign currencies	(74,667)
Futures contracts	(401,607)
Total change in net unrealized appreciation (depreciation)	(108,506,046)
Net gain (loss)	(44,390,371)
Net increase (decrease) in net assets resulting from operations	$(30,422,337)
Statement of Changes in Net Assets

	Six months ended December 31, 2024 (Unaudited)	Ten months ended June 30, 2024	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,968,034	$34,933,456	$40,722,351
Net realized gain (loss)	64,115,675	99,267,722	(32,079,780)
Change in net unrealized appreciation (depreciation)	(108,506,046)	58,817,853	261,209,693
Net increase (decrease) in net assets resulting from operations	(30,422,337)	193,019,031	269,852,264
Distributions to shareholders	(19,173,014)	(71,077,009)	(33,763,256)

Share transactions
Proceeds from sales of shares	351,003,710	229,678,767	600,539,896
Reinvestment of distributions	-	30,814,353	24,033,209
Cost of shares redeemed	(125,766,511)	(389,696,365)	(600,353,896)

Net increase (decrease) in net assets resulting from share transactions	225,237,199	(129,203,245)	24,219,209
Total increase (decrease) in net assets	175,641,848	(7,261,223)	260,308,217

Net Assets
Beginning of period	1,557,851,321	1,565,112,544	1,304,804,327
End of period	$1,733,493,169	$1,557,851,321	$1,565,112,544

Other Information
Shares
Sold	12,200,000	8,475,592	26,342,964
Issued in reinvestment of distributions	-	1,276,109	1,026,385
Redeemed	(4,400,000)	(15,496,865)	(25,639,395)
Net increase (decrease)	7,800,000	(5,745,164)	1,729,954

See Organization and Prior Fiscal Year Reorganization information note regarding reorganization from mutual fund to exchange traded fund for the ten months ended June 30, 2024.

Share activity is further described in Organization and Prior Fiscal Year Reorganization information notes, amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization. All financial information prior to the reorganization is that of the Predecessor Fund.
Financial Highlights
Fidelity® Enhanced International ETF

	Six months ended (Unaudited) December 31, 2024	Years ended June 30, 2024 A	2023 B,C	2022 B,C	2021 B,C	2020 B,C	2019 B,C
Selected Per-Share Data
Net asset value, beginning of period	$28.28	$25.73	$22.08	$28.49	$22.68	$22.13	$24.23
Income from Investment Operations
Net investment income (loss) D,E	.24	.65	.64	.76	.62	.47	.74
Net realized and unrealized gain (loss)	(.63)	3.19	3.58	(6.43)	5.61	.79	(2.35)
Total from investment operations	(.39)	3.84	4.22	(5.67)	6.23	1.26	(1.61)
Distributions from net investment income	(.32)	(1.29)	(.57)	(.74)	(.42)	(.71)	(.49)
Total distributions	(.32)	(1.29)	(.57)	(.74)	(.42)	(.71)	(.49)
Net asset value, end of period	$27.57	$28.28	$25.73	$22.08	$28.49	$22.68	$22.13
Total Return F,G,H	(1.42) %	15.53%	19.29%	(20.35)%	27.77%	5.55%	(6.51)%
Ratios to Average Net Assets E,I,J
Expenses before reductions	.28% K	.36% K,L	.55%	.57%	.59%	.59%	.59%
Expenses net of fee waivers, if any	.28 % K	.36% K,L	.55%	.57%	.59%	.59%	.59%
Expenses net of all reductions	.28% K	.36% K,L	.55%	.57%	.59%	.59%	.59%
Net investment income (loss)	1.65% K	2.95% K,L	2.69%	2.99%	2.32%	2.13%	3.27%
Supplemental Data
Net assets, end of period (000 omitted)	$1,733,493	$1,557,851	$1,565,113	$1,304,804	$1,679,091	$1,182,923	$1,505,889
Portfolio turnover rate M	87 % K,N	109% K,N	105%	114%	82%	75%	103%

AFor the ten month period ended June 30. The Fund changed its fiscal year end from August 31 to June 30, effective March 1, 2024.
BFor the year ended August 31.
CAs further described in Organization and Reorganization information notes, per share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization. All financial information prior to the reorganization is that of the Predecessor Fund.
DCalculated based on average shares outstanding during the period.
ENet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
FBased on net asset value.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LProxy expenses are not annualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
NPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Enhanced Large Cap Core ETF
Schedule of Investments December 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.0%
	Shares	Value ($)
MEXICO - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Southern Copper Corp	31,020	2,826,853
UNITED STATES - 98.9%
Communication Services - 10.8%
Diversified Telecommunication Services - 0.4%
AT&T Inc	753,818	17,164,436
Entertainment - 2.2%
Netflix Inc (b)	62,234	55,470,409
Playtika Holding Corp	144,492	1,002,774
Walt Disney Co/The	341,710	38,049,409
Warner Bros Discovery Inc (b)	2,220	23,465
		94,546,057
Interactive Media & Services - 7.1%
Alphabet Inc Class A	498,006	94,272,536
Alphabet Inc Class C	420,216	80,025,935
Meta Platforms Inc Class A	221,835	129,886,611
		304,185,082
Media - 0.8%
Comcast Corp Class A	859,630	32,261,914
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc	48,314	10,664,349
TOTAL COMMUNICATION SERVICES		458,821,838

Consumer Discretionary - 12.4%
Automobiles - 2.3%
Ford Motor Co	2,415,052	23,909,015
Tesla Inc (b)	182,754	73,803,375
		97,712,390
Broadline Retail - 4.5%
Amazon.com Inc (b)	872,307	191,375,434
Hotels, Restaurants & Leisure - 1.8%
Booking Holdings Inc	3,312	16,455,407
Carnival Corp (b)	445,204	11,094,484
Chipotle Mexican Grill Inc (b)	255,539	15,409,002
DoorDash Inc Class A (b)	44,204	7,415,221
Hilton Worldwide Holdings Inc	6	1,483
International Game Technology PLC	686,328	12,120,552
Light & Wonder Inc Class A (b)	136	11,748
McDonald's Corp	6	1,739
MGM Resorts International (b)	368,394	12,764,852
Wendy's Co/The	48	782
		75,275,270
Household Durables - 0.3%
DR Horton Inc	10	1,398
Garmin Ltd	47,837	9,866,860
Leggett & Platt Inc	138	1,324
TopBuild Corp (b)	13,411	4,175,381
Tri Pointe Homes Inc (b)	43,245	1,568,064
		15,613,027
Specialty Retail - 3.5%
Abercrombie & Fitch Co Class A (b)	123,454	18,452,669
Bath & Body Works Inc	319,854	12,400,740
Carvana Co Class A (b)	93,438	19,001,552
Gap Inc/The	429,637	10,152,322
Home Depot Inc/The	133,983	52,118,047
Ross Stores Inc	11,129	1,683,484
TJX Cos Inc/The	222,446	26,873,701
Ulta Beauty Inc (b)	20,797	9,045,239
		149,727,754
TOTAL CONSUMER DISCRETIONARY		529,703,875

Consumer Staples - 3.5%
Beverages - 0.0%
Boston Beer Co Inc/The Class A (b)	9	2,699
PepsiCo Inc	14,544	2,211,561
		2,214,260
Consumer Staples Distribution & Retail - 1.6%
Costco Wholesale Corp	14,189	13,000,955
Kroger Co/The	36,712	2,244,939
Maplebear Inc (b)	16	663
Target Corp	12	1,622
Walmart Inc	590,348	53,337,942
		68,586,121
Food Products - 0.0%
General Mills Inc	144	9,183
Mondelez International Inc	30	1,792
		10,975
Household Products - 1.1%
Clorox Co/The	31,644	5,139,302
Colgate-Palmolive Co	22,668	2,060,748
Procter & Gamble Co/The	226,197	37,921,927
		45,121,977
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	81,051	6,077,204
Tobacco - 0.7%
Philip Morris International Inc	230,289	27,715,281
TOTAL CONSUMER STAPLES		149,725,818

Energy - 2.8%
Oil, Gas & Consumable Fuels - 2.8%
Cheniere Energy Inc	15,068	3,237,661
Chevron Corp	16	2,317
ConocoPhillips	134,805	13,368,612
Devon Energy Corp	320,030	10,474,582
EOG Resources Inc	195,029	23,906,655
Exxon Mobil Corp	570,384	61,356,208
Occidental Petroleum Corp	157,309	7,772,638
Occidental Petroleum Corp warrants 8/3/2027 (b)	4,716	129,925
		120,248,598
Financials - 14.2%
Banks - 3.6%
Bank of America Corp	1,070,850	47,063,858
Citigroup Inc	83,750	5,895,162
JPMorgan Chase & Co	336,332	80,622,144
PNC Financial Services Group Inc/The	24,902	4,802,350
Wells Fargo & Co	234,532	16,473,528
		154,857,042
Capital Markets - 2.9%
Blackrock Inc	36	36,904
Charles Schwab Corp/The	412,502	30,529,274
CME Group Inc Class A	94,291	21,897,199
Goldman Sachs Group Inc/The	10,832	6,202,620
LPL Financial Holdings Inc	4,524	1,477,131
Morgan Stanley	97,214	12,221,744
MSCI Inc	6,902	4,141,269
S&P Global Inc	35,171	17,516,213
SEI Investments Co	157,463	12,987,548
T Rowe Price Group Inc	129,825	14,681,909
Tradeweb Markets Inc Class A	10	1,309
		121,693,120
Consumer Finance - 0.3%
American Express Co	53,607	15,910,022
Financial Services - 5.1%
Berkshire Hathaway Inc Class B (b)	202,731	91,893,908
Block Inc Class A (b)	245,114	20,832,239
Global Payments Inc	5,969	668,885
Mastercard Inc Class A	111,098	58,500,874
PayPal Holdings Inc (b)	170,023	14,511,463
Visa Inc Class A	99,547	31,460,834
		217,868,203
Insurance - 2.3%
Allstate Corp/The	44,166	8,514,763
Aon PLC	31,788	11,416,978
Cincinnati Financial Corp	57	8,191
Globe Life Inc	82,235	9,170,847
Hartford Financial Services Group Inc/The	99	10,831
Loews Corp	32	2,710
Markel Group Inc (b)	2,508	4,329,385
Marsh & McLennan Cos Inc	54,938	11,669,381
Progressive Corp/The	123,602	29,616,275
Selective Insurance Group Inc	8	748
The Travelers Companies, Inc.	24,067	5,797,500
Unum Group	70,316	5,135,177
Willis Towers Watson PLC	33,072	10,359,473
		96,032,259
TOTAL FINANCIALS		606,360,646

Health Care - 9.2%
Biotechnology - 2.9%
AbbVie Inc	274,369	48,755,372
Amgen Inc	30,831	8,035,792
Biogen Inc (b)	160	24,467
Exelixis Inc (b)	512,576	17,068,781
Gilead Sciences Inc	358,147	33,082,038
Incyte Corp (b)	196,746	13,589,246
Neurocrine Biosciences Inc (b)	14,060	1,919,190
		122,474,886
Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	87,390	9,884,683
Becton Dickinson & Co	118,079	26,788,583
GE HealthCare Technologies Inc	19,270	1,506,529
IDEXX Laboratories Inc (b)	6,150	2,542,656
Solventum Corp	50,580	3,341,315
Stryker Corp	4	1,439
		44,065,205
Health Care Providers & Services - 1.3%
Cardinal Health Inc	23,020	2,722,575
Cigna Group/The	78,456	21,664,841
CVS Health Corp	149,073	6,691,887
McKesson Corp	6,055	3,450,805
UnitedHealth Group Inc	38,618	19,535,301
		54,065,409
Health Care Technology - 0.0%
Veeva Systems Inc Class A (b)	15,946	3,352,646
Life Sciences Tools & Services - 0.5%
Agilent Technologies Inc	24,957	3,352,723
Medpace Holdings Inc (b)	29,242	9,715,070
Thermo Fisher Scientific Inc	17,290	8,994,777
		22,062,570
Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co	497,357	28,130,512
Eli Lilly & Co	37,885	29,247,220
Johnson & Johnson	192,218	27,798,567
Merck & Co Inc	435,607	43,334,184
Pfizer Inc	719,605	19,091,121
		147,601,604
TOTAL HEALTH CARE		393,622,320

Industrials - 10.0%
Aerospace & Defense - 3.2%
GE Aerospace	94,105	15,695,772
L3Harris Technologies Inc	109,411	23,006,945
Lockheed Martin Corp	60,675	29,484,410
Northrop Grumman Corp	52,515	24,644,764
RTX Corp	155,633	18,009,851
Textron Inc	264,469	20,229,234
		131,070,976
Building Products - 1.2%
A O Smith Corp	33	2,251
Allegion plc	151,852	19,844,019
Carlisle Cos Inc	4	1,475
Masco Corp	48,173	3,495,915
Trane Technologies PLC	74,695	27,588,599
		50,932,259
Commercial Services & Supplies - 0.8%
Cintas Corp	135,248	24,709,810
Republic Services Inc	49,333	9,924,813
Waste Management Inc	1	201
		34,634,824
Construction & Engineering - 0.0%
Valmont Industries Inc	4,961	1,521,390
Electrical Equipment - 0.4%
AMETEK Inc	99,014	17,848,264
Ground Transportation - 1.8%
CSX Corp	663,952	21,425,731
Lyft Inc Class A (b)	520,038	6,708,490
Norfolk Southern Corp	44,832	10,522,070
Uber Technologies Inc (b)	85,129	5,134,981
Union Pacific Corp	145,502	33,180,277
		76,971,549
Industrial Conglomerates - 0.1%
3M Co	30,970	3,997,917
Machinery - 1.0%
Caterpillar Inc	63,583	23,065,369
PACCAR Inc	196,350	20,424,327
		43,489,696
Passenger Airlines - 0.2%
SkyWest Inc (b)	89,021	8,913,673
Professional Services - 1.1%
Automatic Data Processing Inc	14,834	4,342,357
Booz Allen Hamilton Holding Corp Class A	6,889	886,614
CACI International Inc (b)	39,532	15,973,300
Leidos Holdings Inc	132,782	19,128,575
Maximus Inc	46,267	3,453,832
SS&C Technologies Holdings Inc	33,922	2,570,609
		46,355,287
Trading Companies & Distributors - 0.2%
WW Grainger Inc	8,160	8,601,048
TOTAL INDUSTRIALS		424,336,883

Information Technology - 32.6%
Communications Equipment - 1.7%
Arista Networks Inc	148,121	16,371,814
Cisco Systems Inc	491,271	29,083,244
Motorola Solutions Inc	59,701	27,595,593
		73,050,651
Electronic Equipment, Instruments & Components - 0.2%
Zebra Technologies Corp Class A (b)	19,222	7,423,921
IT Services - 0.1%
Twilio Inc Class A (b)	52,364	5,659,500
Semiconductors & Semiconductor Equipment - 11.8%
Applied Materials Inc	170,474	27,724,187
Broadcom Inc	374,302	86,778,176
Cirrus Logic Inc (b)	12,583	1,253,015
KLA Corp	38,458	24,233,155
Lam Research Corp	266,719	19,265,113
Micron Technology Inc	451	37,956
NVIDIA Corp	2,250,986	302,284,910
Qorvo Inc (b)	80,273	5,613,491
QUALCOMM Inc	231,936	35,630,008
		502,820,011
Software - 10.7%
Adobe Inc (b)	80,442	35,770,949
Alarm.com Holdings Inc (b)	160,716	9,771,533
DocuSign Inc (b)	16	1,439
Dropbox Inc Class A (b)	675,851	20,302,564
Fortinet Inc (b)	164,218	15,515,317
Intuit Inc	3,166	1,989,831
Microsoft Corp	582,499	245,523,329
Oracle Corp	8,225	1,370,614
Pegasystems Inc	72	6,710
Roper Technologies Inc	15,332	7,970,340
Salesforce Inc	137,672	46,027,880
Servicenow Inc (b)	23,480	24,891,618
Tenable Holdings Inc (b)	18,943	745,975
Teradata Corp (b)	500,927	15,603,876
Workday Inc Class A (b)	26,312	6,789,285
Zoom Communications Inc Class A (b)	275,261	22,464,050
		454,745,310
Technology Hardware, Storage & Peripherals - 8.1%
Apple Inc	1,383,671	346,498,892
TOTAL INFORMATION TECHNOLOGY		1,390,198,285

Materials - 1.5%
Chemicals - 0.8%
Axalta Coating Systems Ltd (b)	2,793	95,576
Ecolab Inc	108,899	25,517,214
PPG Industries Inc	59,360	7,090,552
		32,703,342
Construction Materials - 0.5%
CRH PLC	229,574	21,240,186
Metals & Mining - 0.2%
Nucor Corp	57,837	6,750,156
Steel Dynamics Inc	18,708	2,134,022
		8,884,178
TOTAL MATERIALS		62,827,706

Real Estate - 1.0%
Health Care REITs - 0.1%
CareTrust REIT Inc	81,389	2,201,572
Industrial REITs - 0.0%
First Industrial Realty Trust Inc	30,910	1,549,518
Retail REITs - 0.6%
Simon Property Group Inc	139,286	23,986,443
Specialized REITs - 0.3%
American Tower Corp	64,728	11,871,763
Public Storage Operating Co	5,912	1,770,289
		13,642,052
TOTAL REAL ESTATE		41,379,585

Utilities - 0.9%
Electric Utilities - 0.9%
Constellation Energy Corp	4	894
Eversource Energy	9,255	531,515
NextEra Energy Inc	466,378	33,434,639
NRG Energy Inc	48,950	4,416,269
		38,383,317
Independent Power and Renewable Electricity Producers - 0.0%
AES Corp/The	32,787	421,969
Vistra Corp	200	27,574
		449,543
Multi-Utilities - 0.0%
Public Service Enterprise Group Inc	38	3,210
TOTAL UTILITIES		38,836,070

TOTAL UNITED STATES		4,216,061,624
TOTAL COMMON STOCKS (Cost $3,399,130,778)		4,218,888,477

U.S. Treasury Obligations - 0.1%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/2/2025	4.55	1,080,000	1,080,000
US Treasury Bills 0% 1/23/2025	4.55 to 4.57	700,000	698,267
US Treasury Bills 0% 1/9/2025	4.58	810,000	809,337
US Treasury Bills 0% 2/27/2025 (d)	4.41	1,430,000	1,420,611
US Treasury Bills 0% 2/6/2025	4.46 to 4.48	150,000	149,384
US Treasury Bills 0% 3/20/2025 (d)	4.28 to 4.29	540,000	535,176
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,691,619)			4,692,775

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $35,245,338)	4.36	35,238,291	35,245,338

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $3,439,067,735)	4,258,826,590
NET OTHER ASSETS (LIABILITIES) - 0.1%	2,236,200
NET ASSETS - 100.0%	4,261,062,790

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	119	Mar 2025	35,317,713	(1,128,634)	(1,128,634)

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,837,568.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	23,491,496	389,569,739	377,815,897	662,314	-	-	35,245,338	35,238,291	0.1%
Fidelity Securities Lending Cash Central Fund	562,500	51,842,785	52,405,285	1,339	-	-	-	-	0.0%
Total	24,053,996	441,412,524	430,221,182	663,653	-	-	35,245,338	35,238,291

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	458,821,838	458,821,838	-	-
Consumer Discretionary	529,703,875	529,703,875	-	-
Consumer Staples	149,725,818	149,725,818	-	-
Energy	120,248,598	120,248,598	-	-
Financials	606,360,646	606,360,646	-	-
Health Care	393,622,320	393,622,320	-	-
Industrials	424,336,883	424,336,883	-	-
Information Technology	1,390,198,285	1,390,198,285	-	-
Materials	65,654,559	65,654,559	-	-
Real Estate	41,379,585	41,379,585	-	-
Utilities	38,836,070	38,836,070	-	-

U.S. Treasury Obligations	4,692,775	-	4,692,775	-

Money Market Funds	35,245,338	35,245,338	-	-
Total Investments in Securities:	4,258,826,590	4,254,133,815	4,692,775	-
Derivative Instruments: Liabilities
Futures Contracts	(1,128,634)	(1,128,634)	-	-
Total Liabilities	(1,128,634)	(1,128,634)	-	-
Total Derivative Instruments:	(1,128,634)	(1,128,634)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(1,128,634)
Total Equity Risk	0	(1,128,634)
Total Value of Derivatives	0	(1,128,634)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Enhanced Large Cap Core ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of December 31, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,403,822,397)	$4,223,581,252
Fidelity Central Funds (cost $35,245,338)	35,245,338

Total Investment in Securities (cost $3,439,067,735)		$4,258,826,590
Cash		44
Receivable for fund shares sold		6,584,067
Dividends receivable		2,735,121
Distributions receivable from Fidelity Central Funds		175,516
Total assets		4,268,321,338
Liabilities
Payable for investments purchased	$6,461,141
Accrued management fee	640,640
Payable for daily variation margin on futures contracts	136,850
Other payables and accrued expenses	19,917
Total liabilities		7,258,548
Net Assets		$4,261,062,790
Net Assets consist of:
Paid in capital		$3,306,077,801
Total accumulated earnings (loss)		954,984,989
Net Assets		$4,261,062,790
Net Asset Value, offering price and redemption price per share ($4,261,062,790 ÷ 129,435,453 shares)		$32.92
Statement of Operations
Six months ended December 31, 2024 (Unaudited)
Investment Income
Dividends	$22,915,274
Interest	91,175
Income from Fidelity Central Funds (including $1,339 from security lending)	663,653
Total income	23,670,102
Expenses
Management fee	$3,274,598
Independent trustees' fees and expenses	7,195
Interest	-
Miscellaneous	19,178
Total expenses before reductions	3,300,971
Expense reductions	(789)
Total expenses after reductions	3,300,182
Net Investment income (loss)	20,369,920
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(32,717,465)
Redemptions in-kind	235,960,049
Fidelity Central Funds	-
Futures contracts	(2,428,001)
Total net realized gain (loss)	200,814,583
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	50,386,511
Futures contracts	(1,203,473)
Total change in net unrealized appreciation (depreciation)	49,183,038
Net gain (loss)	249,997,621
Net increase (decrease) in net assets resulting from operations	$270,367,541
Statement of Changes in Net Assets

	Six months ended December 31, 2024 (Unaudited)	Ten months ended June 30, 2024	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,369,920	$22,083,441	$24,807,007
Net realized gain (loss)	200,814,583	209,030,464	(3,624,422)
Change in net unrealized appreciation (depreciation)	49,183,038	246,834,439	223,258,386
Net increase (decrease) in net assets resulting from operations	270,367,541	477,948,344	244,440,971
Distributions to shareholders	(20,507,762)	(35,565,387)	(22,292,999)

Share transactions
Proceeds from sales of shares	1,938,906,553	1,442,966,046	629,039,473
Reinvestment of distributions	-	16,466,045	18,530,259
Cost of shares redeemed	(838,937,917)	(1,038,895,541)	(1,283,514,169)

Net increase (decrease) in net assets resulting from share transactions	1,099,968,636	420,536,550	(635,944,437)
Total increase (decrease) in net assets	1,349,828,415	862,919,507	(413,796,465)

Net Assets
Beginning of period	2,911,234,375	2,048,314,868	2,462,111,333
End of period	$4,261,062,790	$2,911,234,375	$2,048,314,868

Other Information
Shares
Sold	60,700,000	50,966,892	27,859,340
Issued in reinvestment of distributions	-	676,837	875,246
Redeemed	(26,500,000)	(38,273,623)	(58,631,055)
Net increase (decrease)	34,200,000	13,370,106	(29,896,469)

See Organization and Prior Fiscal Year Reorganization information note regarding reorganization from mutual fund to exchange traded fund for the ten months ended June 30, 2024.

Share activity is further described in Organization and Prior Fiscal Year Reorganization information notes, amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization. All financial information prior to the reorganization is that of the Predecessor Fund.
Financial Highlights
Fidelity® Enhanced Large Cap Core ETF

	Six months ended (Unaudited) December 31, 2024	Years ended June 30, 2024 A	2023 B,C	2022 B,C	2021 B,C	2020 B,C	2019 B,C
Selected Per-Share Data
Net asset value, beginning of period	$30.57	$25.02	$22.03	$27.89	$21.60	$18.13	$19.34
Income from Investment Operations
Net investment income (loss) D,E	.18	.27	.29	.29	.26	.29	.32
Net realized and unrealized gain (loss)	2.34	5.71	2.96	(2.48)	6.55	3.64	(.32)
Total from investment operations	2.52	5.98	3.25	(2.19)	6.81	3.93	-
Distributions from net investment income	(.17)	(.43)	(.18)	(.43)	(.26)	(.31)	(.29)
Distributions from net realized gain	-	-	(.10)	(3.24)	(.26)	(.15)	(.93)
Total distributions	(.17)	(.43)	(.26) F	(3.67)	(.52)	(.46)	(1.21) F
Net asset value, end of period	$32.92	$30.57	$25.02	$22.03	$27.89	$21.60	$18.13
Total Return G,H,I	8.26%	24.20%	15.01%	(9.41)%	32.14%	21.97%	.65%
Ratios to Average Net Assets E,J,K
Expenses before reductions	.18% L	.24% L,M	.39%	.39%	.39%	.39%	.39%
Expenses net of fee waivers, if any	.18 % L	.23% L,M	.39%	.39%	.39%	.39%	.39%
Expenses net of all reductions	.18% L	.23% L,M	.39%	.39%	.39%	.39%	.39%
Net investment income (loss)	1.12% L	1.20% L,M	1.26%	1.18%	1.09%	1.49%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$4,261,063	$2,911,234	$2,048,315	$2,462,111	$1,508,781	$1,087,245	$834,635
Portfolio turnover rate N	55 % L,O	58% L,O	105%	104%	83%	63%	77%

AFor the ten month period ended June 30. The Fund changed its fiscal year end from August 31 to June 30, effective March 1, 2024.
BFor the year ended August 31.
CAs further described in Organization and Reorganization information notes, per share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization. All financial information prior to the reorganization is that of the Predecessor Fund.
DCalculated based on average shares outstanding during the period.
ENet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
FTotal distributions per share do not sum due to rounding.
GBased on net asset value.
HTotal returns for periods of less than one year are not annualized.
ITotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAnnualized.
MProxy expenses are not annualized.
NAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
OPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Enhanced Large Cap Growth ETF
Schedule of Investments December 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.1%
	Shares	Value ($)
BRAZIL - 0.3%
Financials - 0.3%
Banks - 0.3%
NU Holdings Ltd/Cayman Islands Class A (b)	850,355	8,809,678
MEXICO - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Southern Copper Corp (c)	42,883	3,907,928
UNITED STATES - 98.7%
Communication Services - 14.0%
Entertainment - 2.8%
Netflix Inc (b)	64,428	57,425,965
ROBLOX Corp Class A (b)	326,112	18,868,840
Spotify Technology SA (b)	27,725	12,403,611
		88,698,416
Interactive Media & Services - 11.2%
Alphabet Inc Class A	627,632	118,810,738
Alphabet Inc Class C	447,557	85,232,755
Meta Platforms Inc Class A	260,173	152,333,893
		356,377,386
TOTAL COMMUNICATION SERVICES		445,075,802

Consumer Discretionary - 17.6%
Automobiles - 4.3%
Tesla Inc (b)	335,011	135,290,842
Broadline Retail - 7.3%
Amazon.com Inc (b)	1,062,497	233,101,217
Hotels, Restaurants & Leisure - 2.1%
Booking Holdings Inc	6,618	32,881,004
Chipotle Mexican Grill Inc (b)	123	7,416
DoorDash Inc Class A (b)	126,605	21,237,989
Expedia Group Inc Class A (b)	75,975	14,156,422
		68,282,831
Household Durables - 0.5%
Garmin Ltd	77,370	15,958,336
Specialty Retail - 3.4%
Abercrombie & Fitch Co Class A (b)	118,592	17,725,946
Bath & Body Works Inc	436,127	16,908,644
Carvana Co Class A (b)	61,523	12,511,317
Home Depot Inc/The	47,740	18,570,383
TJX Cos Inc/The	197,254	23,830,256
Ulta Beauty Inc (b)	43,059	18,727,651
		108,274,197
TOTAL CONSUMER DISCRETIONARY		560,907,423

Consumer Staples - 1.4%
Beverages - 0.0%
PepsiCo Inc	11,294	1,717,365
Consumer Staples Distribution & Retail - 1.4%
Costco Wholesale Corp	30,314	27,775,809
Walmart Inc	171,260	15,473,341
		43,249,150
TOTAL CONSUMER STAPLES		44,966,515

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Cheniere Energy Inc	65,048	13,976,864
Texas Pacific Land Corp	590	652,516
		14,629,380
Financials - 5.5%
Capital Markets - 1.5%
Charles Schwab Corp/The	229,179	16,961,538
LPL Financial Holdings Inc	7,208	2,353,484
Morningstar Inc	14	4,715
MSCI Inc	29,976	17,985,900
Tradeweb Markets Inc Class A	73,883	9,672,762
		46,978,399
Consumer Finance - 0.2%
American Express Co	23,354	6,931,234
Financial Services - 3.7%
Block Inc Class A (b)	201,553	17,129,989
Mastercard Inc Class A	119,176	62,754,507
Visa Inc Class A	118,458	37,437,466
		117,321,962
Insurance - 0.1%
Allstate Corp/The	4,757	917,102
Progressive Corp/The	17,843	4,275,361
		5,192,463
TOTAL FINANCIALS		176,424,058

Health Care - 6.6%
Biotechnology - 3.0%
AbbVie Inc	175,045	31,105,497
Exelixis Inc (b)	494,370	16,462,521
Gilead Sciences Inc	175,158	16,179,344
Incyte Corp (b)	236,854	16,359,506
Natera Inc (b)	100,256	15,870,525
		95,977,393
Health Care Equipment & Supplies - 0.1%
Intuitive Surgical Inc (b)	6,015	3,139,589
Health Care Providers & Services - 0.0%
Cardinal Health Inc	2	237
Life Sciences Tools & Services - 0.1%
Medpace Holdings Inc (b)	5,578	1,853,179
Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co	293,046	16,574,681
Eli Lilly & Co	64,550	49,832,600
Merck & Co Inc	433,864	43,160,791
		109,568,072
TOTAL HEALTH CARE		210,538,470

Industrials - 6.1%
Aerospace & Defense - 0.9%
Axon Enterprise Inc (b)	12,383	7,359,465
Lockheed Martin Corp	40,662	19,759,292
Northrop Grumman Corp	34	15,956
		27,134,713
Building Products - 0.9%
Allegion plc	82,174	10,738,498
Trane Technologies PLC	50,025	18,476,734
		29,215,232
Commercial Services & Supplies - 0.6%
Cintas Corp	112,146	20,489,074
Republic Services Inc	76	15,290
		20,504,364
Construction & Engineering - 0.4%
EMCOR Group Inc	26,903	12,211,272
Ground Transportation - 2.1%
Lyft Inc Class A (b)	1,081,780	13,954,962
Uber Technologies Inc (b)	480,437	28,979,960
Union Pacific Corp	102,437	23,359,733
		66,294,655
Machinery - 0.0%
Caterpillar Inc	6,977	2,530,976
Passenger Airlines - 0.1%
United Airlines Holdings Inc (b)	26,702	2,592,764
Professional Services - 0.6%
Booz Allen Hamilton Holding Corp Class A	134,196	17,271,025
Leidos Holdings Inc	12,965	1,867,738
		19,138,763
Trading Companies & Distributors - 0.5%
WW Grainger Inc	13,638	14,375,134
TOTAL INDUSTRIALS		193,997,873

Information Technology - 46.9%
Communications Equipment - 0.9%
Arista Networks Inc	79,876	8,828,694
Motorola Solutions Inc	43,825	20,257,230
		29,085,924
Electronic Equipment, Instruments & Components - 0.1%
Zebra Technologies Corp Class A (b)	7,416	2,864,207
Semiconductors & Semiconductor Equipment - 18.3%
Applied Materials Inc	177,835	28,921,306
Broadcom Inc	498,724	115,624,172
KLA Corp	38,736	24,408,328
Lam Research Corp	353,031	25,499,429
Monolithic Power Systems Inc	13	7,692
NVIDIA Corp	2,627,687	352,872,088
QUALCOMM Inc	215,640	33,126,617
		580,459,632
Software - 14.9%
Adobe Inc (b)	83,351	37,064,523
AppLovin Corp Class A (b)	31,688	10,261,525
Dropbox Inc Class A (b)	69,053	2,074,352
Fortinet Inc (b)	222,713	21,041,924
Intuit Inc	4,756	2,989,146
Microsoft Corp	755,544	318,461,796
Oracle Corp	71,486	11,912,427
Salesforce Inc	39,324	13,147,193
Servicenow Inc (b)	16,487	17,478,198
Teradata Corp (b)	197,690	6,158,044
Workday Inc Class A (b)	83,420	21,524,863
Zoom Communications Inc Class A (b)	126,481	10,322,114
		472,436,105
Technology Hardware, Storage & Peripherals - 12.7%
Apple Inc	1,618,886	405,401,432
TOTAL INFORMATION TECHNOLOGY		1,490,247,300

Real Estate - 0.1%
Retail REITs - 0.1%
Simon Property Group Inc	14,676	2,527,354
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp	6,702	924,005
TOTAL UNITED STATES		3,140,238,180
TOTAL COMMON STOCKS (Cost $1,821,650,609)		3,152,955,786

U.S. Treasury Obligations - 0.1%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/16/2025	4.58	380,000	379,374
US Treasury Bills 0% 1/30/2025	4.52	1,350,000	1,345,558
US Treasury Bills 0% 2/13/2025 (e)	4.44	750,000	746,291
US Treasury Bills 0% 2/6/2025 (e)	4.46	1,990,000	1,981,830
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,451,711)			4,453,053

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.36	23,093,381	23,098,000
Fidelity Securities Lending Cash Central Fund (f)(g)	4.35	1,168,633	1,168,750
TOTAL MONEY MARKET FUNDS (Cost $24,266,750)			24,266,750

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,850,369,070)	3,181,675,589
NET OTHER ASSETS (LIABILITIES) - 0.0%	(900,221)
NET ASSETS - 100.0%	3,180,775,368

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	76	Mar 2025	22,555,850	(709,955)	(709,955)

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,177,513.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	45,135,313	372,322,684	394,359,997	572,849	-	-	23,098,000	23,093,381	0.0%
Fidelity Securities Lending Cash Central Fund	5,211,375	33,803,257	37,845,882	711	-	-	1,168,750	1,168,633	0.0%
Total	50,346,688	406,125,941	432,205,879	573,560	-	-	24,266,750	24,262,014

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	445,075,802	445,075,802	-	-
Consumer Discretionary	560,907,423	560,907,423	-	-
Consumer Staples	44,966,515	44,966,515	-	-
Energy	14,629,380	14,629,380	-	-
Financials	185,233,736	185,233,736	-	-
Health Care	210,538,470	210,538,470	-	-
Industrials	193,997,873	193,997,873	-	-
Information Technology	1,490,247,300	1,490,247,300	-	-
Materials	3,907,928	3,907,928	-	-
Real Estate	2,527,354	2,527,354	-	-
Utilities	924,005	924,005	-	-

U.S. Treasury Obligations	4,453,053	-	4,453,053	-

Money Market Funds	24,266,750	24,266,750	-	-
Total Investments in Securities:	3,181,675,589	3,177,222,536	4,453,053	-
Derivative Instruments: Liabilities
Futures Contracts	(709,955)	(709,955)	-	-
Total Liabilities	(709,955)	(709,955)	-	-
Total Derivative Instruments:	(709,955)	(709,955)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(709,955)
Total Equity Risk	0	(709,955)
Total Value of Derivatives	0	(709,955)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Enhanced Large Cap Growth ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of December 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,139,125) - See accompanying schedule:
Unaffiliated issuers (cost $1,826,102,320)	$3,157,408,839
Fidelity Central Funds (cost $24,266,750)	24,266,750

Total Investment in Securities (cost $1,850,369,070)		$3,181,675,589
Cash		1,470
Receivable for fund shares sold		10,600,338
Dividends receivable		555,923
Distributions receivable from Fidelity Central Funds		98,061
Total assets		3,192,931,381
Liabilities
Payable for investments purchased	$10,417,410
Accrued management fee	482,453
Payable for daily variation margin on futures contracts	87,400
Collateral on securities loaned	1,168,750
Total liabilities		12,156,013
Net Assets		$3,180,775,368
Net Assets consist of:
Paid in capital		$1,656,033,976
Total accumulated earnings (loss)		1,524,741,392
Net Assets		$3,180,775,368
Net Asset Value, offering price and redemption price per share ($3,180,775,368 ÷ 90,018,998 shares)		$35.33
Statement of Operations
Six months ended December 31, 2024 (Unaudited)
Investment Income
Dividends	$8,831,149
Interest	84,195
Income from Fidelity Central Funds (including $711 from security lending)	573,560
Total income	9,488,904
Expenses
Management fee	$2,590,724
Independent trustees' fees and expenses	6,029
Interest	2,400
Miscellaneous	-
Total expenses before reductions	2,599,153
Expense reductions	(504)
Total expenses after reductions	2,598,649
Net Investment income (loss)	6,890,255
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(29,307,813)
Redemptions in-kind	228,272,894
Fidelity Central Funds	-
Foreign currency transactions	-
Futures contracts	(2,111,568)
Total net realized gain (loss)	196,853,513
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	64,637,773
Futures contracts	(745,174)
Total change in net unrealized appreciation (depreciation)	63,892,599
Net gain (loss)	260,746,112
Net increase (decrease) in net assets resulting from operations	$267,636,367
Statement of Changes in Net Assets

	Six months ended December 31, 2024 (Unaudited)	Ten months ended June 30, 2024	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,890,255	$11,344,510	$14,345,783
Net realized gain (loss)	196,853,513	260,568,152	46,418,406
Change in net unrealized appreciation (depreciation)	63,892,599	368,592,605	358,739,553
Net increase (decrease) in net assets resulting from operations	267,636,367	640,505,267	419,503,742
Distributions to shareholders	(7,386,096)	(21,679,293)	(10,050,462)

Share transactions
Proceeds from sales of shares	1,176,842,079	1,183,970,024	1,206,466,982
Reinvestment of distributions	-	11,773,276	8,894,596
Cost of shares redeemed	(943,222,185)	(1,496,108,622)	(882,002,420)

Net increase (decrease) in net assets resulting from share transactions	233,619,894	(300,365,322)	333,359,158
Total increase (decrease) in net assets	493,870,165	318,460,652	742,812,438

Net Assets
Beginning of period	2,686,905,203	2,368,444,551	1,625,632,113
End of period	$3,180,775,368	$2,686,905,203	$2,368,444,551

Other Information
Shares
Sold	35,100,000	41,974,709	56,403,387
Issued in reinvestment of distributions	-	488,957	467,755
Redeemed	(28,400,000)	(55,500,883)	(39,305,302)
Net increase (decrease)	6,700,000	(13,037,217)	17,565,840

See Organization and Prior Fiscal Year Reorganization information note regarding reorganization from mutual fund to exchange traded fund for the ten months ended June 30, 2024.

Share activity is further described in Organization and Prior Fiscal Year Reorganization information notes, amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization. All financial information prior to the reorganization is that of the Predecessor Fund.
Financial Highlights
Fidelity® Enhanced Large Cap Growth ETF

	Six months ended (Unaudited) December 31, 2024	Years ended June 30, 2024 A	2023 B,C	2022 B,C	2021 B,C	2020 B,C	2019 B,C
Selected Per-Share Data
Net asset value, beginning of period	$32.25	$24.58	$20.64	$28.47	$23.10	$16.82	$17.94
Income from Investment Operations
Net investment income (loss) D,E	.08	.14	.15	.12	.12	.13	.17
Net realized and unrealized gain (loss)	3.08	7.78	3.91	(4.19)	6.34	6.72	(.13)
Total from investment operations	3.16	7.92	4.06	(4.07)	6.46	6.85	.04
Distributions from net investment income	(.08)	(.24)	(.12)	(.12)	(.13)	(.15)	(.20)
Distributions from net realized gain	-	(.01)	-	(3.64)	(.96)	(.42)	(.96)
Total distributions	(.08)	(.25)	(.12)	(3.76)	(1.09)	(.57)	(1.16)
Net asset value, end of period	$35.33	$32.25	$24.58	$20.64	$28.47	$23.10	$16.82
Total Return F,G,H	9.84%	32.45%	19.85%	(16.70)%	29.08%	41.73%	1.28%
Ratios to Average Net Assets E,I,J
Expenses before reductions	.18% K	.24% K,L	.39%	.39%	.39%	.39%	.39%
Expenses net of fee waivers, if any	.18 % K	.24% K,L	.39%	.39%	.39%	.39%	.39%
Expenses net of all reductions	.18% K	.24% K,L	.39%	.39%	.39%	.39%	.39%
Net investment income (loss)	.48% K	.60% K,L	.71%	.52%	.47%	.74%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$3,180,775	$2,686,905	$2,368,445	$1,625,632	$1,784,746	$1,417,537	$1,106,497
Portfolio turnover rate M	31 % K,N	58% K,N	108%	101%	84%	69%	85%

AFor the ten month period ended June 30. The Fund changed its fiscal year end from August 31 to June 30, effective March 1, 2024.
BFor the year ended August 31.
CAs further described in Organization and Reorganization information notes, per share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization. All financial information prior to the reorganization is that of the Predecessor Fund.
DCalculated based on average shares outstanding during the period.
ENet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HBased on net asset value.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LProxy expenses are not annualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
NPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Enhanced Large Cap Value ETF
Schedule of Investments December 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.6%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Aptiv PLC	10,344	625,605
CANADA - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp (United States)	23,801	658,336
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc	56,669	1,584,465
IRELAND - 0.4%
Information Technology - 0.4%
IT Services - 0.4%
Accenture PLC Class A	22,251	7,827,679
MEXICO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp	8,777	799,848
UNITED KINGDOM - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
TechnipFMC PLC	135,488	3,921,023
UNITED STATES - 97.9%
Communication Services - 4.7%
Diversified Telecommunication Services - 1.1%
AT&T Inc	711,198	16,193,978
Verizon Communications Inc	168,840	6,751,912
		22,945,890
Entertainment - 1.8%
Electronic Arts Inc	25,367	3,711,192
Netflix Inc (b)	4,517	4,026,092
Playtika Holding Corp	107,089	743,198
Walt Disney Co/The	254,642	28,354,387
Warner Bros Discovery Inc (b)	218,652	2,311,152
		39,146,021
Interactive Media & Services - 0.2%
IAC Inc Class A (b)	20,816	898,002
Meta Platforms Inc Class A	7,357	4,307,597
		5,205,599
Media - 1.1%
Comcast Corp Class A	570,352	21,405,311
News Corp Class A	41,116	1,132,335
News Corp Class B	21,982	668,911
		23,206,557
Wireless Telecommunication Services - 0.5%
T-Mobile US Inc	47,841	10,559,944
TOTAL COMMUNICATION SERVICES		101,064,011

Consumer Discretionary - 6.8%
Automobile Components - 0.2%
BorgWarner Inc	109,119	3,468,893
Lear Corp	15,260	1,445,122
		4,914,015
Automobiles - 0.3%
Ford Motor Co	596,859	5,908,904
Broadline Retail - 0.2%
Amazon.com Inc (b)	16,327	3,581,981
Macy's Inc	19,632	332,369
		3,914,350
Diversified Consumer Services - 0.1%
ADT Inc (c)	259,482	1,793,021
Frontdoor Inc (b)	18	984
		1,794,005
Hotels, Restaurants & Leisure - 2.4%
Boyd Gaming Corp	17,268	1,252,621
Carnival Corp (b)	107,398	2,676,358
Chipotle Mexican Grill Inc (b)	23,725	1,430,618
Darden Restaurants Inc	21,099	3,938,972
DoorDash Inc Class A (b)	15,070	2,527,993
Expedia Group Inc Class A (b)	25,455	4,743,030
International Game Technology PLC	295,036	5,210,336
Life Time Group Holdings Inc (b)	4,285	94,784
Light & Wonder Inc Class A (b)	36,943	3,191,136
Marriott Vacations Worldwide Corp	18,243	1,638,221
McDonald's Corp	37,008	10,728,249
MGM Resorts International (b)	269,123	9,325,112
Royal Caribbean Cruises Ltd	13,164	3,036,803
Travel + Leisure Co	2,271	114,572
Wendy's Co/The (c)	91,805	1,496,422
		51,405,227
Household Durables - 1.1%
DR Horton Inc	7,291	1,019,428
Garmin Ltd	10,644	2,195,431
Leggett & Platt Inc	77,455	743,568
M/I Homes Inc (b)(c)	13,751	1,828,195
Newell Brands Inc	130,013	1,294,929
NVR Inc (b)	133	1,087,794
PulteGroup Inc	5,109	556,370
Taylor Morrison Home Corp (b)	54,094	3,311,094
Toll Brothers Inc	37,164	4,680,806
TopBuild Corp (b)	6,097	1,898,240
Tri Pointe Homes Inc (b)(c)	159,274	5,775,276
		24,391,131
Specialty Retail - 2.3%
Abercrombie & Fitch Co Class A (b)	25,463	3,805,955
Bath & Body Works Inc	146,777	5,690,544
Best Buy Co Inc (c)	10,245	879,021
Carvana Co Class A (b)	37,592	7,644,709
Five Below Inc (b)	8,660	908,954
Gap Inc/The (c)	223,912	5,291,041
Home Depot Inc/The	22,636	8,805,178
Lowe's Cos Inc	6,063	1,496,348
Petco Health & Wellness Co Inc Class A (b)	61,554	234,520
Ross Stores Inc	15,782	2,387,343
TJX Cos Inc/The	47,999	5,798,759
Ulta Beauty Inc (b)	12,218	5,313,975
		48,256,347
Textiles, Apparel & Luxury Goods - 0.2%
Carter's Inc	24,670	1,336,868
Kontoor Brands Inc	14,898	1,272,438
NIKE Inc Class B	7,941	600,895
Tapestry Inc	11,567	755,672
VF Corp	48,794	1,047,119
		5,012,992
TOTAL CONSUMER DISCRETIONARY		145,596,971

Consumer Staples - 6.9%
Beverages - 0.3%
Boston Beer Co Inc/The Class A (b)	3,046	913,739
Coca-Cola Consolidated Inc	225	283,498
Keurig Dr Pepper Inc	72,494	2,328,507
Molson Coors Beverage Co Class B (c)	51,543	2,954,445
		6,480,189
Consumer Staples Distribution & Retail - 2.6%
Dollar Tree Inc (b)	8,258	618,854
Kroger Co/The	106,958	6,540,482
Target Corp	6,131	828,789
US Foods Holding Corp (b)	59,033	3,982,366
Walmart Inc	473,025	42,737,809
		54,708,300
Food Products - 0.8%
Archer-Daniels-Midland Co	38,786	1,959,469
Conagra Brands Inc	71,246	1,977,077
General Mills Inc	17,340	1,105,772
Ingredion Inc	5,493	755,617
JM Smucker Co	21,192	2,333,663
Kraft Heinz Co/The	79,554	2,443,103
McCormick & Co Inc/MD	13,798	1,051,960
Mondelez International Inc	44,776	2,674,470
Post Holdings Inc (b)	1,713	196,069
Tyson Foods Inc Class A	43,611	2,505,016
		17,002,216
Household Products - 1.8%
Clorox Co/The	29,660	4,817,081
Colgate-Palmolive Co	48,360	4,396,408
Kimberly-Clark Corp	20,625	2,702,700
Procter & Gamble Co/The	162,879	27,306,664
		39,222,853
Personal Care Products - 0.3%
Estee Lauder Cos Inc/The Class A	66,417	4,979,947
Kenvue Inc	34,562	737,898
		5,717,845
Tobacco - 1.1%
Altria Group Inc (c)	100,403	5,250,073
Philip Morris International Inc	153,958	18,528,845
		23,778,918
TOTAL CONSUMER STAPLES		146,910,321

Energy - 5.8%
Energy Equipment & Services - 0.2%
Baker Hughes Co Class A	49,078	2,013,179
Halliburton Co	83,730	2,276,619
		4,289,798
Oil, Gas & Consumable Fuels - 5.6%
Antero Midstream Corp	24,314	366,898
California Resources Corp	37,042	1,922,109
Cheniere Energy Inc	15,078	3,239,810
Chevron Corp	74,670	10,815,203
ConocoPhillips	194,851	19,323,374
Coterra Energy Inc	37,456	956,626
Devon Energy Corp	168,249	5,506,790
Diamondback Energy Inc	18,701	3,063,785
EOG Resources Inc	82,827	10,152,934
Exxon Mobil Corp	439,725	47,301,218
Kinder Morgan Inc	172,761	4,733,651
Murphy Oil Corp	4,817	145,762
Occidental Petroleum Corp	101,748	5,027,369
Valero Energy Corp	562	68,896
Williams Cos Inc/The	113,570	6,146,408
		118,770,833
TOTAL ENERGY		123,060,631

Financials - 22.9%
Banks - 7.2%
Bank of America Corp	761,509	33,468,321
Citigroup Inc	174,222	12,263,487
Huntington Bancshares Inc/OH	65,118	1,059,470
JPMorgan Chase & Co	249,107	59,713,439
KeyCorp	186,198	3,191,434
PNC Financial Services Group Inc/The	68,585	13,226,617
TFS Financial Corp	15	188
Truist Financial Corp	103,927	4,508,353
United Bankshares Inc/WV	2	75
Wells Fargo & Co	378,911	26,614,709
		154,046,093
Capital Markets - 4.9%
Bank of New York Mellon Corp/The	124,079	9,532,990
Blackrock Inc	7,210	7,391,043
Cboe Global Markets Inc	5,630	1,100,102
Charles Schwab Corp/The	219,813	16,268,360
CME Group Inc Class A	41,813	9,710,233
Federated Hermes Inc Class B	24,033	987,997
Goldman Sachs Group Inc/The	20,575	11,781,657
Intercontinental Exchange Inc	72,500	10,803,225
Morgan Stanley	82,303	10,347,133
MSCI Inc	1,572	943,215
Raymond James Financial Inc	3,911	607,495
S&P Global Inc	17,943	8,936,152
SEI Investments Co	124,820	10,295,154
State Street Corp	30,781	3,021,155
T Rowe Price Group Inc	23,866	2,699,006
		104,424,917
Consumer Finance - 1.4%
American Express Co	44,710	13,269,481
Capital One Financial Corp	54,058	9,639,623
Discover Financial Services	5,386	933,016
SoFi Technologies Inc Class A (b)(c)	110,892	1,707,737
Synchrony Financial	55,887	3,632,655
		29,182,512
Financial Services - 5.5%
Berkshire Hathaway Inc Class B (b)	176,129	79,835,754
Block Inc Class A (b)	139,247	11,834,603
Enact Holdings Inc	23,229	752,155
Euronet Worldwide Inc (b)	7,720	793,925
Fidelity National Information Services Inc	6,412	517,897
Global Payments Inc	15,886	1,780,185
Mastercard Inc Class A	10,937	5,759,096
PayPal Holdings Inc (b)	175,803	15,004,786
		116,278,401
Insurance - 3.9%
Allstate Corp/The	46,511	8,966,856
Aon PLC	31,648	11,366,696
Assurant Inc	7,780	1,658,852
Cincinnati Financial Corp	28,719	4,126,920
CNO Financial Group Inc	18,653	694,078
Globe Life Inc (c)	83,346	9,294,746
Loews Corp	57,911	4,904,483
Markel Group Inc (b)(c)	2,028	3,500,794
Marsh & McLennan Cos Inc	52,316	11,112,442
MetLife Inc	48,965	4,009,254
Progressive Corp/The	16,769	4,018,020
Reinsurance Group of America Inc	2,573	549,669
The Travelers Companies, Inc.	21,812	5,254,293
Unum Group	100,806	7,361,862
Willis Towers Watson PLC	19,474	6,100,036
		82,919,001
TOTAL FINANCIALS		486,850,924

Health Care - 13.0%
Biotechnology - 3.1%
AbbVie Inc	115,825	20,582,103
Alkermes PLC (b)	23,740	682,761
Amgen Inc	10,898	2,840,455
Biogen Inc (b)	32,330	4,943,904
BioMarin Pharmaceutical Inc (b)	37,681	2,476,772
Exelixis Inc (b)(c)	128,251	4,270,758
Gilead Sciences Inc	232,945	21,517,130
Incyte Corp (b)	107,018	7,391,733
Vertex Pharmaceuticals Inc (b)	4,108	1,654,292
		66,359,908
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	92,862	10,503,621
Becton Dickinson & Co	73,605	16,698,766
Boston Scientific Corp (b)	34,449	3,076,985
DENTSPLY SIRONA Inc	35,202	668,134
Edwards Lifesciences Corp (b)	16,968	1,256,141
GE HealthCare Technologies Inc (c)	38,377	3,000,314
Medtronic PLC	88,635	7,080,164
Solventum Corp	35,035	2,314,412
Stryker Corp	13,447	4,841,592
		49,440,129
Health Care Providers & Services - 3.0%
Cardinal Health Inc	31,233	3,693,927
Centene Corp (b)	124,944	7,569,108
Cigna Group/The	34,600	9,554,444
CVS Health Corp	107,172	4,810,951
Elevance Health Inc	2,916	1,075,712
Guardant Health Inc (b)	21,311	651,051
Humana Inc	10,718	2,719,264
Labcorp Holdings Inc	6,849	1,570,613
McKesson Corp	3,942	2,246,585
Option Care Health Inc (b)	61,847	1,434,850
Quest Diagnostics Inc	1,492	225,083
Tenet Healthcare Corp (b)	5,360	676,593
UnitedHealth Group Inc	54,223	27,429,247
Universal Health Services Inc Class B	5,210	934,778
		64,592,206
Health Care Technology - 0.3%
Veeva Systems Inc Class A (b)	26,401	5,550,810
Life Sciences Tools & Services - 1.5%
Agilent Technologies Inc	13,802	1,854,161
Bio-Rad Laboratories Inc Class A (b)(c)	1,553	510,175
Danaher Corp	14,843	3,407,211
Illumina Inc (b)(c)	16,506	2,205,697
IQVIA Holdings Inc (b)	13,437	2,640,505
Medpace Holdings Inc (b)	8,421	2,797,709
QIAGEN NV (United States)	78,158	3,480,376
Thermo Fisher Scientific Inc	29,739	15,471,120
		32,366,954
Pharmaceuticals - 2.8%
Bristol-Myers Squibb Co	285,286	16,135,776
Johnson & Johnson	149,954	21,686,348
Merck & Co Inc	45,192	4,495,700
Organon & Co	31,747	473,665
Pfizer Inc	604,225	16,030,089
		58,821,578
TOTAL HEALTH CARE		277,131,585

Industrials - 16.4%
Aerospace & Defense - 3.8%
Curtiss-Wright Corp	3,068	1,088,740
GE Aerospace	120,335	20,070,675
General Dynamics Corp	12,838	3,382,684
L3Harris Technologies Inc	40,378	8,490,686
Lockheed Martin Corp	24,904	12,101,850
Northrop Grumman Corp	26,595	12,480,768
RTX Corp	119,019	13,772,879
Textron Inc	94,239	7,208,341
		78,596,623
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	2,083	215,216
FedEx Corp	20,825	5,858,697
		6,073,913
Building Products - 1.8%
A O Smith Corp	4,875	332,524
Allegion plc (c)	79,094	10,336,004
Builders FirstSource Inc (b)	16,075	2,297,600
Johnson Controls International plc	78,638	6,206,897
Masco Corp	6,035	437,960
Owens Corning	39,176	6,672,456
Trane Technologies PLC	35,666	13,173,237
		39,456,678
Commercial Services & Supplies - 1.1%
Cintas Corp	44,214	8,077,898
Republic Services Inc	63,747	12,824,622
Veralto Corp	7,298	743,301
Vestis Corp	93,682	1,427,714
Waste Management Inc	12	2,421
		23,075,956
Construction & Engineering - 0.4%
Arcosa Inc (c)	23,127	2,237,306
Valmont Industries Inc	19,657	6,028,212
		8,265,518
Electrical Equipment - 1.7%
Acuity Brands Inc	1,322	386,195
AMETEK Inc	74,003	13,339,781
Eaton Corp PLC	43,048	14,286,340
EnerSys	22,878	2,114,614
GE Vernova Inc	17,619	5,795,418
		35,922,348
Ground Transportation - 1.3%
CSX Corp	195,911	6,322,048
Lyft Inc Class A (b)	149,891	1,933,594
Norfolk Southern Corp	23,496	5,514,511
Uber Technologies Inc (b)	66	3,981
Union Pacific Corp	65,400	14,913,816
		28,687,950
Industrial Conglomerates - 0.6%
3M Co	93,680	12,093,151
Honeywell International Inc	7,165	1,618,502
		13,711,653
Machinery - 3.4%
Caterpillar Inc	37,362	13,553,439
Cummins Inc	18,788	6,549,497
Donaldson Co Inc	3,551	239,160
Flowserve Corp	85,391	4,911,690
Fortive Corp	88,784	6,658,800
Illinois Tool Works Inc	8,897	2,255,923
ITT Inc	49,253	7,037,269
Mueller Water Products Inc Class A1	4,416	99,360
Oshkosh Corp	43,877	4,171,386
PACCAR Inc	124,989	13,001,356
Parker-Hannifin Corp	1,286	817,935
Pentair PLC	36,069	3,629,984
Westinghouse Air Brake Technologies Corp	46,975	8,905,990
		71,831,789
Passenger Airlines - 0.2%
SkyWest Inc (b)	38,168	3,821,762
United Airlines Holdings Inc (b)	6,582	639,112
		4,460,874
Professional Services - 1.5%
Automatic Data Processing Inc	7,124	2,085,409
Booz Allen Hamilton Holding Corp Class A	13,088	1,684,425
CACI International Inc (b)	20,826	8,414,954
Leidos Holdings Inc	85,122	12,262,675
Maximus Inc	40,128	2,995,555
SS&C Technologies Holdings Inc	69,522	5,268,377
		32,711,395
Trading Companies & Distributors - 0.3%
Applied Industrial Technologies Inc	2,887	691,350
Boise Cascade Co	10,495	1,247,436
Core & Main Inc Class A (b)	31,815	1,619,702
Wesco International Inc	21,463	3,883,944
		7,442,432
TOTAL INDUSTRIALS		350,237,129

Information Technology - 9.4%
Communications Equipment - 1.9%
Cisco Systems Inc	448,211	26,534,091
Extreme Networks Inc (b)	39,454	660,460
Motorola Solutions Inc	30,187	13,953,337
		41,147,888
Electronic Equipment, Instruments & Components - 0.7%
Arrow Electronics Inc (b)(c)	10,946	1,238,212
Corning Inc	53,937	2,563,086
Trimble Inc (b)	13,549	957,372
Zebra Technologies Corp Class A (b)	25,593	9,884,529
		14,643,199
IT Services - 0.6%
IBM Corporation	29,149	6,407,825
Kyndryl Holdings Inc (b)	65,069	2,251,387
Okta Inc Class A (b)	6,422	506,054
Twilio Inc Class A (b)	47,986	5,186,327
		14,351,593
Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices Inc	15,153	3,219,406
Applied Materials Inc	44,909	7,303,551
Astera Labs Inc (b)	1,108	146,755
Broadcom Inc	34,780	8,063,395
Cirrus Logic Inc (b)(c)	19,024	1,894,410
Intel Corp	899,343	18,031,828
KLA Corp	950	598,614
Micron Technology Inc	40,924	3,444,164
NVIDIA Corp	11,753	1,578,310
Qorvo Inc (b)	54,595	3,817,828
QUALCOMM Inc	75,392	11,581,719
Skyworks Solutions Inc	31,158	2,763,091
Texas Instruments Inc	26,277	4,927,200
		67,370,271
Software - 2.3%
Adobe Inc (b)	18,809	8,363,986
Alarm.com Holdings Inc (b)	72,409	4,402,467
ANSYS Inc (b)	723	243,889
DocuSign Inc (b)	8,989	808,471
Dropbox Inc Class A (b)	261,071	7,842,573
Roper Technologies Inc	6,614	3,438,288
Salesforce Inc	13,854	4,631,808
SolarWinds Corp (c)	35,453	505,205
Tenable Holdings Inc (b)	109,043	4,294,113
Teradata Corp (b)	159,545	4,969,827
Workday Inc Class A (b)	9,960	2,569,979
Zoom Communications Inc Class A (b)(c)	74,401	6,071,866
		48,142,472
Technology Hardware, Storage & Peripherals - 0.7%
Apple Inc	17,184	4,303,217
Hewlett Packard Enterprise Co	197,997	4,227,236
HP Inc	54,740	1,786,166
NetApp Inc	22,181	2,574,770
Western Digital Corp (b)	43,077	2,568,682
		15,460,071
TOTAL INFORMATION TECHNOLOGY		201,115,494

Materials - 4.3%
Chemicals - 2.2%
Axalta Coating Systems Ltd (b)	12,898	441,369
Dow Inc	220,317	8,841,321
DuPont de Nemours Inc	133,911	10,210,714
Ecolab Inc	35,856	8,401,778
International Flavors & Fragrances Inc	32,758	2,769,689
Linde PLC	20,937	8,765,694
PPG Industries Inc	66,630	7,958,954
		47,389,519
Construction Materials - 0.8%
CRH PLC	179,917	16,645,921
Vulcan Materials Co	222	57,105
		16,703,026
Containers & Packaging - 0.4%
Ardagh Metal Packaging SA	6,760	20,348
Crown Holdings Inc	36,913	3,052,336
Packaging Corp of America	5,696	1,282,340
Sealed Air Corp (c)	141,383	4,782,987
Sonoco Products Co	5,579	272,534
		9,410,545
Metals & Mining - 0.7%
Hecla Mining Co	222,951	1,094,689
Newmont Corp	60,123	2,237,778
Nucor Corp	46,601	5,438,803
Steel Dynamics Inc (c)	45,341	5,172,048
Worthington Steel Inc (c)	14,131	449,648
		14,392,966
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp	24,413	2,527,966
Magnera Corp (b)(c)	78,670	1,429,434
		3,957,400
TOTAL MATERIALS		91,853,456

Real Estate - 3.9%
Health Care REITs - 0.3%
CareTrust REIT Inc	56,699	1,533,708
Healthpeak Properties Inc	220,365	4,466,799
		6,000,507
Industrial REITs - 0.3%
First Industrial Realty Trust Inc	106,182	5,322,904
STAG Industrial Inc Class A	33,674	1,138,854
		6,461,758
Office REITs - 0.0%
Cousins Properties Inc	49	1,501
Real Estate Management & Development - 0.6%
CoStar Group Inc (b)	26,954	1,929,637
Newmark Group Inc Class A	66,979	858,001
Zillow Group Inc Class A (b)	65,219	4,620,766
Zillow Group Inc Class C (b)	71,544	5,297,833
		12,706,237
Residential REITs - 0.3%
American Homes 4 Rent Class A	61,325	2,294,782
Equity Residential	47,563	3,413,121
Invitation Homes Inc	19,388	619,834
		6,327,737
Retail REITs - 0.6%
Brixmor Property Group Inc	282,738	7,871,426
Regency Centers Corp	19,075	1,410,215
Simon Property Group Inc	25,471	4,386,361
		13,668,002
Specialized REITs - 1.8%
American Tower Corp	16,138	2,959,871
Crown Castle Inc	95,620	8,678,471
Equinix Inc	15,687	14,791,116
Gaming and Leisure Properties Inc	20,550	989,688
Public Storage Operating Co	22,812	6,830,825
VICI Properties Inc	156,492	4,571,131
		38,821,102
TOTAL REAL ESTATE		83,986,844

Utilities - 3.8%
Electric Utilities - 3.0%
American Electric Power Co Inc	17,892	1,650,179
Constellation Energy Corp	15,330	3,429,474
Duke Energy Corp	86,233	9,290,743
Edison International	48,715	3,889,406
Evergy Inc	47,773	2,940,428
Eversource Energy	43,304	2,486,949
Exelon Corp	179,053	6,739,555
NextEra Energy Inc	248,027	17,781,056
PG&E Corp	378,521	7,638,554
Southern Co/The	62,638	5,156,360
Xcel Energy Inc	26,309	1,776,384
		62,779,088
Gas Utilities - 0.0%
New Jersey Resources Corp	8,001	373,246
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	240,348	3,093,279
Clearway Energy Inc Class C	1,589	41,314
		3,134,593
Multi-Utilities - 0.7%
Black Hills Corp	156	9,128
CenterPoint Energy Inc	95,078	3,016,825
CMS Energy Corp	51,123	3,407,348
Consolidated Edison Inc	12,030	1,073,437
DTE Energy Co	31,854	3,846,371
Public Service Enterprise Group Inc	28,916	2,443,113
		13,796,222
TOTAL UTILITIES		80,083,149

TOTAL UNITED STATES		2,087,890,515
TOTAL COMMON STOCKS (Cost $1,942,238,117)		2,103,307,471

U.S. Treasury Obligations - 0.1%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/16/2025	4.57	470,000	469,225
US Treasury Bills 0% 1/2/2025	4.55 to 4.58	490,000	490,000
US Treasury Bills 0% 1/30/2025 (e)	4.52 to 4.53	1,200,000	1,196,052
US Treasury Bills 0% 2/27/2025 (e)	4.41	540,000	536,455
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,691,003)			2,691,732

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.36	19,740,618	19,744,566
Fidelity Securities Lending Cash Central Fund (f)(g)	4.35	4,884,628	4,885,116
TOTAL MONEY MARKET FUNDS (Cost $24,629,682)			24,629,682

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $1,969,558,802)	2,130,628,885
NET OTHER ASSETS (LIABILITIES) - 0.1%	2,899,523
NET ASSETS - 100.0%	2,133,528,408

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	47	Mar 2025	13,949,013	(426,028)	(426,028)

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $947,099.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	43,118,597	278,615,139	301,989,170	441,773	-	-	19,744,566	19,740,618	0.0%
Fidelity Securities Lending Cash Central Fund	9,990,301	89,779,541	94,884,726	3,165	-	-	4,885,116	4,884,628	0.0%
Total	53,108,898	368,394,680	396,873,896	444,938	-	-	24,629,682	24,625,246

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	101,064,011	101,064,011	-	-
Consumer Discretionary	147,807,041	147,807,041	-	-
Consumer Staples	146,910,321	146,910,321	-	-
Energy	126,981,654	126,981,654	-	-
Financials	486,850,924	486,850,924	-	-
Health Care	277,131,585	277,131,585	-	-
Industrials	350,237,129	350,237,129	-	-
Information Technology	208,943,173	208,943,173	-	-
Materials	92,653,304	92,653,304	-	-
Real Estate	83,986,844	83,986,844	-	-
Utilities	80,741,485	80,741,485	-	-

U.S. Treasury Obligations	2,691,732	-	2,691,732	-

Money Market Funds	24,629,682	24,629,682	-	-
Total Investments in Securities:	2,130,628,885	2,127,937,153	2,691,732	-
Derivative Instruments: Liabilities
Futures Contracts	(426,028)	(426,028)	-	-
Total Liabilities	(426,028)	(426,028)	-	-
Total Derivative Instruments:	(426,028)	(426,028)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(426,028)
Total Equity Risk	0	(426,028)
Total Value of Derivatives	0	(426,028)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Enhanced Large Cap Value ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of December 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,782,432) - See accompanying schedule:
Unaffiliated issuers (cost $1,944,929,120)	$2,105,999,203
Fidelity Central Funds (cost $24,629,682)	24,629,682

Total Investment in Securities (cost $1,969,558,802)		$2,130,628,885
Cash		13
Receivable for investments sold		558,939
Receivable for fund shares sold		194,847,328
Dividends receivable		1,829,572
Distributions receivable from Fidelity Central Funds		98,815
Total assets		2,327,963,552
Liabilities
Payable for investments purchased	$189,068,082
Accrued management fee	297,536
Payable for daily variation margin on futures contracts	70,383
Other payables and accrued expenses	117,028
Collateral on securities loaned	4,882,115
Total liabilities		194,435,144
Net Assets		$2,133,528,408
Net Assets consist of:
Paid in capital		$1,935,010,767
Total accumulated earnings (loss)		198,517,641
Net Assets		$2,133,528,408
Net Asset Value, offering price and redemption price per share ($2,133,528,408 ÷ 70,078,976 shares)		$30.44
Statement of Operations
Six months ended December 31, 2024 (Unaudited)
Investment Income
Dividends	$18,270,393
Interest	56,270
Income from Fidelity Central Funds (including $3,165 from security lending)	444,938
Total income	18,771,601
Expenses
Management fee	$1,730,521
Independent trustees' fees and expenses	4,130
Interest	-
Miscellaneous	-
Total expenses before reductions	1,734,651
Expense reductions	(666)
Total expenses after reductions	1,733,985
Net Investment income (loss)	17,037,616
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	5,726,432
Redemptions in-kind	100,607,757
Fidelity Central Funds	-
Foreign currency transactions	889
Futures contracts	(1,402,903)
Total net realized gain (loss)	104,932,175
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	11,869,577
Assets and liabilities in foreign currencies	(908)
Futures contracts	(452,442)
Total change in net unrealized appreciation (depreciation)	11,416,227
Net gain (loss)	116,348,402
Net increase (decrease) in net assets resulting from operations	$133,386,018
Statement of Changes in Net Assets

	Six months ended December 31, 2024 (Unaudited)	Ten months ended June 30, 2024	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,037,616	$38,826,940	$104,218,377
Net realized gain (loss)	104,932,175	453,402,154	209,018,224
Change in net unrealized appreciation (depreciation)	11,416,227	(574,650,497)	130,413,938
Net increase (decrease) in net assets resulting from operations	133,386,018	(82,421,403)	443,650,539
Distributions to shareholders	(17,530,292)	(175,458,721)	(257,200,574)

Share transactions
Proceeds from sales of shares	746,313,097	996,838,223	817,757,697
Reinvestment of distributions	-	143,727,046	243,302,994
Cost of shares redeemed	(521,157,350)	(4,621,932,538)	(1,407,138,550)

Net increase (decrease) in net assets resulting from share transactions	225,155,747	(3,481,367,269)	(346,077,859)
Total increase (decrease) in net assets	341,011,473	(3,739,247,393)	(159,627,894)

Net Assets
Beginning of period	1,792,516,935	5,531,764,328	5,691,392,222
End of period	$2,133,528,408	$1,792,516,935	$5,531,764,328

Other Information
Shares
Sold	24,300,000	38,559,161	32,117,183
Issued in reinvestment of distributions	-	5,858,095	9,686,875
Redeemed	(17,000,000)	(192,077,486)	(55,489,324)
Net increase (decrease)	7,300,000	(147,660,230)	(13,685,266)

See Organization and Prior Fiscal Year Reorganization information note regarding reorganization from mutual fund to exchange traded fund for the ten months ended June 30, 2024.

Share activity is further described in Organization and Prior Fiscal Year Reorganization information notes, amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization. All financial information prior to the reorganization is that of the Predecessor Fund.
Financial Highlights
Fidelity® Enhanced Large Cap Value ETF

	Six months ended (Unaudited) December 31, 2024	Years ended June 30, 2024 A	2023 B,C	2022 B,C	2021 B,C	2020 B,C	2019 B,C
Selected Per-Share Data
Net asset value, beginning of period	$28.55	$26.29	$25.40	$30.16	$22.04	$22.36	$24.10
Income from Investment Operations
Net investment income (loss) D,E	.27	.40	.47	.49	.44	.49	.52
Net realized and unrealized gain (loss)	1.90	2.99	1.59	(1.81)	8.08	-	(.80)
Total from investment operations	2.17	3.39	2.06	(1.32)	8.52	.49	(.28)
Distributions from net investment income	(.28)	(.80)	(.38)	(.58)	(.40)	(.51)	(.54)
Distributions from net realized gain	-	(.33)	(.79)	(2.86)	-	(.30)	(.94)
Total distributions	(.28)	(1.13)	(1.17)	(3.44)	(.40)	(.81)	(1.46) F
Net asset value, end of period	$30.44	$28.55	$26.29	$25.40	$30.16	$22.04	$22.36
Total Return G,H,I	7.63%	13.49%	8.30%	(5.18)%	39.12%	1.95%	(.77)%
Ratios to Average Net Assets E,J,K
Expenses before reductions	.18% L	.28% L,M	.39%	.39%	.39%	.39%	.39%
Expenses net of fee waivers, if any	.18 % L	.28% L,M	.39%	.39%	.39%	.39%	.39%
Expenses net of all reductions	.18% L	.28% L,M	.39%	.39%	.39%	.39%	.39%
Net investment income (loss)	1.77% L	1.82% L,M	1.88%	1.76%	1.65%	2.21%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$2,133,528	$1,792,517	$5,531,764	$5,691,392	$6,187,508	$3,887,139	$3,757,353
Portfolio turnover rate N	46 % L,O	90% L,O	88%	112%	75%	81%	94%

AFor the ten month period ended June 30. The Fund changed its fiscal year end from August 31 to June 30, effective March 1, 2024.
BFor the year ended August 31.
CAs further described in Organization and Reorganization information notes, per share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization. All financial information prior to the reorganization is that of the Predecessor Fund.
DCalculated based on average shares outstanding during the period.
ENet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
FTotal distributions per share do not sum due to rounding.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IBased on net asset value.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAnnualized.
MProxy expenses are not annualized.
NAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
OPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Enhanced Mid Cap ETF
Schedule of Investments December 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.7%
	Shares	Value ($)
BRAZIL - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
XP Inc Class A	29	343
CANADA - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp (United States)	36,948	1,021,982
KOREA (SOUTH) - 0.4%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Coupang Inc Class A (b)	339,845	7,469,793
UNITED KINGDOM - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	88,005	2,546,865
UNITED STATES - 98.2%
Communication Services - 2.7%
Entertainment - 1.8%
Electronic Arts Inc	75,010	10,973,963
Playtika Holding Corp	277,640	1,926,821
ROBLOX Corp Class A (b)	286,313	16,566,070
Warner Bros Discovery Inc (b)	738,075	7,801,453
		37,268,307
Media - 0.9%
New York Times Co/The Class A	180,380	9,388,778
News Corp Class A	265,353	7,307,822
News Corp Class B	145,765	4,435,629
		21,132,229
TOTAL COMMUNICATION SERVICES		58,400,536

Consumer Discretionary - 12.0%
Broadline Retail - 0.3%
eBay Inc	107,593	6,665,386
Etsy Inc (b)	9,200	486,588
		7,151,974
Diversified Consumer Services - 0.7%
ADT Inc	546,678	3,777,545
Duolingo Inc Class A (b)	25,676	8,324,929
H&R Block Inc	47,751	2,523,163
		14,625,637
Hotels, Restaurants & Leisure - 4.1%
Carnival Corp (b)	565,772	14,099,039
DoorDash Inc Class A (b)	19,454	3,263,409
DraftKings Inc Class A (b)	270,477	10,061,744
Expedia Group Inc Class A (b)	84,362	15,719,172
Hilton Worldwide Holdings Inc	38,184	9,437,557
International Game Technology PLC	421,050	7,435,743
Light & Wonder Inc Class A (b)	101,062	8,729,736
MGM Resorts International (b)	302,753	10,490,391
Royal Caribbean Cruises Ltd	16,326	3,766,245
Texas Roadhouse Inc	3,390	611,658
Travel + Leisure Co	24,035	1,212,566
Wendy's Co/The	174,457	2,843,649
		87,670,909
Household Durables - 2.8%
DR Horton Inc	41,205	5,761,283
Garmin Ltd	66,737	13,765,174
Leggett & Platt Inc	142,340	1,366,464
Lennar Corp Class A	17,776	2,424,113
Newell Brands Inc	177,298	1,765,888
NVR Inc (b)	1,554	12,710,011
PulteGroup Inc	8,279	901,582
Toll Brothers Inc	85,478	10,765,954
TopBuild Corp (b)	29,599	9,215,353
		58,675,822
Specialty Retail - 3.6%
Abercrombie & Fitch Co Class A (b)	66,760	9,978,617
Bath & Body Works Inc	143,129	5,549,111
Best Buy Co Inc	6,247	535,992
Burlington Stores Inc (b)	5,917	1,686,700
Carvana Co Class A (b)	69,395	14,112,167
Dick's Sporting Goods Inc	20,809	4,761,932
Five Below Inc (b)	9,915	1,040,678
Gap Inc/The	483,647	11,428,579
Ross Stores Inc	106,688	16,138,694
Ulta Beauty Inc (b)	19,773	8,599,871
Williams-Sonoma Inc	16,916	3,132,505
		76,964,846
Textiles, Apparel & Luxury Goods - 0.5%
Tapestry Inc	142,526	9,311,224
VF Corp	20,349	436,689
		9,747,913
TOTAL CONSUMER DISCRETIONARY		254,837,101

Consumer Staples - 3.7%
Beverages - 0.1%
Boston Beer Co Inc/The Class A (b)	10,212	3,063,396
Consumer Staples Distribution & Retail - 1.6%
Kroger Co/The	267,503	16,357,808
Maplebear Inc (b)	256,717	10,633,218
Sysco Corp	21,569	1,649,166
US Foods Holding Corp (b)	52,400	3,534,904
		32,175,096
Food Products - 0.8%
Archer-Daniels-Midland Co	27,587	1,393,695
General Mills Inc	110,619	7,054,174
Hershey Co/The	13,505	2,287,072
Ingredion Inc	36,044	4,958,213
Kellanova	12,409	1,004,757
Post Holdings Inc (b)	3,483	398,663
		17,096,574
Household Products - 1.0%
Clorox Co/The	81,502	13,236,740
Colgate-Palmolive Co	92,575	8,415,993
Reynolds Consumer Products Inc	34	918
		21,653,651
Personal Care Products - 0.2%
Estee Lauder Cos Inc/The Class A	52,256	3,918,155
Kenvue Inc	47,712	1,018,651
		4,936,806
TOTAL CONSUMER STAPLES		78,925,523

Energy - 4.3%
Energy Equipment & Services - 0.0%
Halliburton Co	16,214	440,859
Oil, Gas & Consumable Fuels - 4.3%
Antero Midstream Corp	533,298	8,047,467
Cheniere Energy Inc	64,050	13,762,424
Civitas Resources Inc	7,295	334,622
ConocoPhillips	29,051	2,880,988
Coterra Energy Inc	3,580	91,432
Devon Energy Corp	160,663	5,258,500
Diamondback Energy Inc	25,364	4,155,384
Hess Corp	33,910	4,510,369
HF Sinclair Corp	14,755	517,163
Kinder Morgan Inc	236,583	6,482,374
Matador Resources Co	102,199	5,749,716
Ovintiv Inc	13,035	527,918
Targa Resources Corp	54,138	9,663,633
Texas Pacific Land Corp	2,245	2,482,880
Viper Energy Inc Class A	57,857	2,839,043
Williams Cos Inc/The	421,737	22,824,406
		90,128,319
TOTAL ENERGY		90,569,178

Financials - 18.3%
Banks - 1.7%
Citizens Financial Group Inc	103,258	4,518,570
Commerce Bancshares Inc/MO	33,496	2,087,136
Huntington Bancshares Inc/OH	185,662	3,020,721
KeyCorp	721,024	12,358,351
M&T Bank Corp	33,760	6,347,218
PNC Financial Services Group Inc/The	8,672	1,672,395
Prosperity Bancshares Inc	3,199	241,044
Zions Bancorp NA	120,620	6,543,635
		36,789,070
Capital Markets - 5.6%
Ameriprise Financial Inc	12,462	6,635,143
Bank of New York Mellon Corp/The	245,633	18,871,983
Cboe Global Markets Inc	37,795	7,385,143
Coinbase Global Inc Class A (b)	20,122	4,996,293
Interactive Brokers Group Inc Class A	13,065	2,308,194
Janus Henderson Group PLC	31,967	1,359,557
LPL Financial Holdings Inc	6,186	2,019,791
MarketAxess Holdings Inc	15,430	3,487,797
Morningstar Inc	7,083	2,385,271
MSCI Inc	29,631	17,778,896
Nasdaq Inc	116,211	8,984,272
Raymond James Financial Inc	100,641	15,632,567
SEI Investments Co	62,391	5,146,010
State Street Corp	146,621	14,390,851
Stifel Financial Corp	20,262	2,149,393
Tradeweb Markets Inc Class A	35,365	4,629,986
Virtu Financial Inc Class A	112	3,995
		118,165,142
Consumer Finance - 1.1%
Ally Financial Inc	85,910	3,093,619
Discover Financial Services	27,204	4,712,549
SoFi Technologies Inc Class A (b)(c)	600,517	9,247,962
Synchrony Financial	120,558	7,836,270
		24,890,400
Financial Services - 4.2%
Block Inc Class A (b)	223,210	18,970,618
Corpay Inc (b)	17,987	6,087,161
Equitable Holdings Inc	221,959	10,469,806
Euronet Worldwide Inc (b)	78,831	8,106,980
Fidelity National Information Services Inc	150,757	12,176,643
Global Payments Inc	35,950	4,028,557
PayPal Holdings Inc (b)	124,958	10,665,165
Toast Inc Class A (b)	318,972	11,626,529
Western Union Co/The	646,310	6,850,886
		88,982,345
Insurance - 5.7%
AFLAC Inc	3,423	354,075
Allstate Corp/The	101,729	19,612,334
Arch Capital Group Ltd	18,997	1,754,373
Arthur J Gallagher & Co	11,801	3,349,714
Assurant Inc	55,266	11,783,817
Axis Capital Holdings Ltd	34	3,012
Brown & Brown Inc	48,393	4,937,054
Cincinnati Financial Corp	17,856	2,565,907
Everest Group Ltd	3,261	1,181,982
Globe Life Inc	118,553	13,221,031
Hartford Financial Services Group Inc/The	70,869	7,753,069
Loews Corp	3,066	259,660
Markel Group Inc (b)	8,145	14,060,143
Prudential Financial Inc	105,942	12,557,305
Reinsurance Group of America Inc	24,674	5,271,107
Unum Group	95,589	6,980,865
Willis Towers Watson PLC	49,055	15,365,988
		121,011,436
TOTAL FINANCIALS		389,838,393

Health Care - 8.3%
Biotechnology - 2.7%
Biogen Inc (b)	5,108	781,115
BioMarin Pharmaceutical Inc (b)	11,135	731,903
Exact Sciences Corp (b)	53,036	2,980,093
Exelixis Inc (b)	362,676	12,077,111
Gilead Sciences Inc	123,460	11,404,000
Incyte Corp (b)	182,373	12,596,503
Natera Inc (b)	7,575	1,199,123
Neurocrine Biosciences Inc (b)	52,783	7,204,880
United Therapeutics Corp (b)	20,806	7,341,189
		56,315,917
Health Care Equipment & Supplies - 1.5%
ABIOMED Inc (b)(d)	3,289	7,104
DENTSPLY SIRONA Inc	172,051	3,265,528
Dexcom Inc (b)	75,053	5,836,872
GE HealthCare Technologies Inc	47	3,674
IDEXX Laboratories Inc (b)	30,737	12,707,906
ResMed Inc	11,541	2,639,311
Solventum Corp	122,100	8,065,926
		32,526,321
Health Care Providers & Services - 2.0%
Cardinal Health Inc	98,226	11,617,189
Cencora Inc	44,088	9,905,692
Centene Corp (b)	264,830	16,043,401
Humana Inc	4,754	1,206,137
Quest Diagnostics Inc	4,959	748,115
Universal Health Services Inc Class B	13,080	2,346,814
		41,867,348
Health Care Technology - 0.8%
Doximity Inc Class A (b)	55,366	2,955,990
Veeva Systems Inc Class A (b)	70,750	14,875,188
		17,831,178
Life Sciences Tools & Services - 0.9%
10X Genomics Inc Class A (b)	84,236	1,209,629
Agilent Technologies Inc	45,151	6,065,585
IQVIA Holdings Inc (b)	9,316	1,830,687
Medpace Holdings Inc (b)	30,697	10,198,465
QIAGEN NV (United States)	8,328	370,846
		19,675,212
Pharmaceuticals - 0.4%
Bristol-Myers Squibb Co	134,427	7,603,191
Elanco Animal Health Inc (b)	10,637	128,814
Jazz Pharmaceuticals PLC (b)	4	493
		7,732,498
TOTAL HEALTH CARE		175,948,474

Industrials - 17.6%
Aerospace & Defense - 3.5%
Axon Enterprise Inc (b)	21,846	12,983,515
BWX Technologies Inc	22,818	2,541,697
Curtiss-Wright Corp	35,196	12,490,005
Hexcel Corp	13,023	816,541
Howmet Aerospace Inc	167,038	18,268,946
Huntington Ingalls Industries Inc	22,261	4,206,661
L3Harris Technologies Inc	20,561	4,323,567
Northrop Grumman Corp	7,977	3,743,526
Textron Inc	148,699	11,373,987
Woodward Inc	20,142	3,352,032
		74,100,477
Air Freight & Logistics - 0.1%
GXO Logistics Inc (b)	49,291	2,144,159
Building Products - 1.9%
A O Smith Corp	34,908	2,381,075
Allegion plc	96,065	12,553,774
Builders FirstSource Inc (b)	23,475	3,355,282
Carlisle Cos Inc	2,174	801,858
Masco Corp	54,601	3,962,395
Owens Corning	44,056	7,503,618
Trane Technologies PLC	24,924	9,205,679
		39,763,681
Commercial Services & Supplies - 0.6%
Cintas Corp	50,699	9,262,708
MSA Safety Inc	7	1,160
Veralto Corp	21,298	2,169,201
Vestis Corp	104,085	1,586,255
		13,019,324
Construction & Engineering - 1.3%
AECOM	33,744	3,604,534
Comfort Systems USA Inc	17,715	7,512,223
EMCOR Group Inc	13,026	5,912,501
Valmont Industries Inc	38,041	11,666,034
		28,695,292
Electrical Equipment - 1.7%
Acuity Brands Inc	25,253	7,377,159
AMETEK Inc	99,630	17,959,304
Hubbell Inc	27,997	11,727,663
		37,064,126
Ground Transportation - 0.5%
Lyft Inc Class A (b)	872,509	11,255,366
Norfolk Southern Corp	8	1,878
		11,257,244
Machinery - 3.4%
Allison Transmission Holdings Inc	41,406	4,474,332
Cummins Inc	54,440	18,977,785
Donaldson Co Inc	145,684	9,811,817
Flowserve Corp	73,974	4,254,984
Fortive Corp	152,280	11,421,001
Gates Industrial Corp PLC (b)	234,749	4,828,787
ITT Inc	16,511	2,359,092
PACCAR Inc	72,156	7,505,667
Stanley Black & Decker Inc	3,253	261,183
Westinghouse Air Brake Technologies Corp	46,511	8,818,020
		72,712,668
Passenger Airlines - 0.9%
Delta Air Lines Inc	18,344	1,109,812
Southwest Airlines Co	64,797	2,178,475
United Airlines Holdings Inc (b)	165,841	16,103,161
		19,391,448
Professional Services - 2.6%
Booz Allen Hamilton Holding Corp Class A	104,623	13,464,980
CACI International Inc (b)	23,011	9,297,825
Leidos Holdings Inc	97,385	14,029,283
Paylocity Holding Corp (b)	23,029	4,593,595
SS&C Technologies Holdings Inc	170,476	12,918,671
		54,304,354
Trading Companies & Distributors - 1.1%
Core & Main Inc Class A (b)	53,573	2,727,401
Wesco International Inc	66,341	12,005,067
WW Grainger Inc	7,574	7,983,375
		22,715,843
TOTAL INDUSTRIALS		375,168,616

Information Technology - 15.0%
Communications Equipment - 1.0%
F5 Inc (b)	47,739	12,004,926
Juniper Networks Inc	1,992	74,600
Motorola Solutions Inc	22,886	10,578,596
		22,658,122
Electronic Equipment, Instruments & Components - 1.6%
Arrow Electronics Inc (b)	2,563	289,927
CDW Corp/DE	30,104	5,239,300
Corning Inc	90,853	4,317,335
TD SYNNEX Corp	79,926	9,373,721
Zebra Technologies Corp Class A (b)	36,587	14,130,631
		33,350,914
IT Services - 1.2%
Akamai Technologies Inc (b)	7,486	716,036
GoDaddy Inc Class A (b)	33,345	6,581,303
Kyndryl Holdings Inc (b)	116,105	4,017,233
Twilio Inc Class A (b)	126,165	13,635,913
		24,950,485
Semiconductors & Semiconductor Equipment - 2.4%
Astera Labs Inc (b)	11,644	1,542,248
Cirrus Logic Inc (b)	114,711	11,422,921
KLA Corp	6,824	4,299,939
Lattice Semiconductor Corp (b)	3,723	210,908
Microchip Technology Inc	26,030	1,492,821
Monolithic Power Systems Inc	17,149	10,147,063
Qorvo Inc (b)	160,822	11,246,282
Skyworks Solutions Inc	113,281	10,045,759
		50,407,941
Software - 7.3%
ANSYS Inc (b)	8,804	2,969,853
AppLovin Corp Class A (b)	21,579	6,987,928
BILL Holdings Inc (b)	62,683	5,309,877
DocuSign Inc (b)	157,974	14,208,182
Dropbox Inc Class A (b)	409,564	12,303,303
Dynatrace Inc (b)	209,677	11,395,945
Fortinet Inc (b)	28,367	2,680,114
HubSpot Inc (b)	23,805	16,586,610
Manhattan Associates Inc (b)	41,926	11,330,082
Nutanix Inc Class A (b)	98,905	6,051,008
Palantir Technologies Inc Class A (b)	210,609	15,928,359
Pegasystems Inc (c)	111,971	10,435,697
RingCentral Inc Class A (b)	206,471	7,228,550
Roper Technologies Inc	3,785	1,967,632
Teradata Corp (b)	348,388	10,852,286
UiPath Inc Class A (b)	202,030	2,567,801
Unity Software Inc (b)	54,854	1,232,569
Workday Inc Class A (b)	4,892	1,262,283
Zoom Communications Inc Class A (b)	178,425	14,561,264
		155,859,343
Technology Hardware, Storage & Peripherals - 1.5%
Hewlett Packard Enterprise Co	716,838	15,304,491
HP Inc	67,755	2,210,846
NetApp Inc	127,313	14,778,493
		32,293,830
TOTAL INFORMATION TECHNOLOGY		319,520,635

Materials - 5.5%
Chemicals - 2.5%
Axalta Coating Systems Ltd (b)	348,452	11,924,027
CF Industries Holdings Inc	6,336	540,588
Dow Inc	44,184	1,773,104
DuPont de Nemours Inc	150,865	11,503,456
Ecolab Inc	42,353	9,924,155
International Flavors & Fragrances Inc	65,404	5,529,908
PPG Industries Inc	106,616	12,735,281
		53,930,519
Construction Materials - 0.9%
CRH PLC	113,871	10,535,345
Vulcan Materials Co	31,847	8,192,004
		18,727,349
Containers & Packaging - 0.8%
Crown Holdings Inc	112,632	9,313,540
Sealed Air Corp	207,272	7,012,012
Smurfit WestRock PLC	3	161
		16,325,713
Metals & Mining - 1.0%
ATI Inc (b)	40,276	2,216,791
Nucor Corp	59,684	6,965,720
Reliance Inc	19,059	5,131,826
Steel Dynamics Inc	66,407	7,575,047
		21,889,384
Paper & Forest Products - 0.3%
Louisiana-Pacific Corp	48,696	5,042,471
Magnera Corp (b)	40,055	727,799
		5,770,270
TOTAL MATERIALS		116,643,235

Real Estate - 6.5%
Health Care REITs - 0.6%
CareTrust REIT Inc	181,358	4,905,734
Healthpeak Properties Inc	335,790	6,806,463
		11,712,197
Industrial REITs - 0.1%
EastGroup Properties Inc	6,047	970,483
First Industrial Realty Trust Inc	22,822	1,144,067
STAG Industrial Inc Class A	5,324	180,058
		2,294,608
Real Estate Management & Development - 1.2%
CBRE Group Inc Class A (b)	5,420	711,592
CoStar Group Inc (b)	198,504	14,210,901
Zillow Group Inc Class A (b)	70,193	4,973,174
Zillow Group Inc Class C (b)	86,660	6,417,173
		26,312,840
Residential REITs - 0.8%
American Homes 4 Rent Class A	278,276	10,413,088
Equity Residential	83,419	5,986,147
UDR Inc	10	434
		16,399,669
Retail REITs - 1.6%
Brixmor Property Group Inc	433,419	12,066,385
Regency Centers Corp	38,487	2,845,343
Simon Property Group Inc	111,974	19,283,043
		34,194,771
Specialized REITs - 2.2%
American Tower Corp	19,414	3,560,722
Crown Castle Inc	135,464	12,294,714
EPR Properties	12,794	566,518
Gaming and Leisure Properties Inc	113,976	5,489,084
Public Storage Operating Co	28,832	8,633,454
SBA Communications Corp Class A	21,443	4,370,083
VICI Properties Inc	416,048	12,152,762
		47,067,337
TOTAL REAL ESTATE		137,981,422

Utilities - 4.3%
Electric Utilities - 2.2%
Edison International	119,442	9,536,249
Evergy Inc	72,789	4,480,163
Eversource Energy	67,709	3,888,528
Exelon Corp	99,928	3,761,290
NRG Energy Inc	147,270	13,286,700
PG&E Corp	344,888	6,959,840
Xcel Energy Inc	58,770	3,968,150
		45,880,920
Independent Power and Renewable Electricity Producers - 1.0%
AES Corp/The	192,303	2,474,940
Clearway Energy Inc Class A	32,811	802,229
Clearway Energy Inc Class C (c)	52,434	1,363,284
Vistra Corp	121,276	16,720,322
		21,360,775
Multi-Utilities - 1.1%
CenterPoint Energy Inc	351,611	11,156,618
CMS Energy Corp	154,885	10,323,085
Consolidated Edison Inc	4,844	432,230
DTE Energy Co	14,427	1,742,060
		23,653,993
Water Utilities - 0.0%
American Water Works Co Inc	4,908	610,996
TOTAL UTILITIES		91,506,684

TOTAL UNITED STATES		2,089,339,797
TOTAL COMMON STOCKS (Cost $1,861,642,953)		2,100,378,780

U.S. Treasury Obligations - 0.1%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/2/2025	4.55 to 4.59	90,000	90,000
US Treasury Bills 0% 1/9/2025 (f)	4.57 to 4.58	1,980,000	1,978,380
US Treasury Bills 0% 2/27/2025 (f)	4.41	210,000	208,621
US Treasury Bills 0% 2/6/2025 (f)	4.46	140,000	139,425
US Treasury Bills 0% 3/13/2025 (f)	4.31	230,000	228,131
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,643,999)			2,644,557

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.36	17,577,281	17,580,796
Fidelity Securities Lending Cash Central Fund (g)(h)	4.35	7,664,259	7,665,025
TOTAL MONEY MARKET FUNDS (Cost $25,245,821)			25,245,821

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,889,532,773)	2,128,269,158
NET OTHER ASSETS (LIABILITIES) - 0.0%	328,559
NET ASSETS - 100.0%	2,128,597,717

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	67	Mar 2025	21,082,890	(838,530)	(838,530)

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,058,782.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	79,628,655	247,494,714	309,542,572	421,791	-	(1)	17,580,796	17,577,281	0.0%
Fidelity Securities Lending Cash Central Fund	10,080,342	71,687,430	74,102,747	125,827	-	-	7,665,025	7,664,259	0.0%
Total	89,708,997	319,182,144	383,645,319	547,618	-	(1)	25,245,821	25,241,540

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	58,400,536	58,400,536	-	-
Consumer Discretionary	262,306,894	262,306,894	-	-
Consumer Staples	78,925,523	78,925,523	-	-
Energy	93,116,043	93,116,043	-	-
Financials	389,838,736	389,838,736	-	-
Health Care	175,948,474	175,941,370	-	7,104
Industrials	375,168,616	375,168,616	-	-
Information Technology	319,520,635	319,520,635	-	-
Materials	116,643,235	116,643,235	-	-
Real Estate	137,981,422	137,981,422	-	-
Utilities	92,528,666	92,528,666	-	-

U.S. Treasury Obligations	2,644,557	-	2,644,557	-

Money Market Funds	25,245,821	25,245,821	-	-
Total Investments in Securities:	2,128,269,158	2,125,617,497	2,644,557	7,104
Derivative Instruments: Liabilities
Futures Contracts	(838,530)	(838,530)	-	-
Total Liabilities	(838,530)	(838,530)	-	-
Total Derivative Instruments:	(838,530)	(838,530)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(838,530)
Total Equity Risk	0	(838,530)
Total Value of Derivatives	0	(838,530)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Enhanced Mid Cap ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of December 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,392,760) - See accompanying schedule:
Unaffiliated issuers (cost $1,864,286,952)	$2,103,023,337
Fidelity Central Funds (cost $25,245,821)	25,245,821

Total Investment in Securities (cost $1,889,532,773)		$2,128,269,158
Cash		26,586
Receivable for investments sold		61,869
Receivable for fund shares sold		111,655,493
Dividends receivable		1,204,902
Distributions receivable from Fidelity Central Funds		81,595
Receivable for daily variation margin on futures contracts		38,487
Other receivables		15
Total assets		2,241,338,105
Liabilities
Payable for investments purchased	$104,676,951
Accrued management fee	398,412
Collateral on securities loaned	7,665,025
Total liabilities		112,740,388
Net Assets		$2,128,597,717
Net Assets consist of:
Paid in capital		$1,803,554,911
Total accumulated earnings (loss)		325,042,806
Net Assets		$2,128,597,717
Net Asset Value, offering price and redemption price per share ($2,128,597,717 ÷ 64,816,761 shares)		$32.84
Statement of Operations
Six months ended December 31, 2024 (Unaudited)
Investment Income
Dividends	$12,531,051
Interest	68,523
Income from Fidelity Central Funds (including $125,827 from security lending)	547,618
Total income	13,147,192
Expenses
Management fee	$2,174,946
Independent trustees' fees and expenses	3,936
Interest	4,284
Miscellaneous	-
Total expenses before reductions	2,183,166
Expense reductions	(1,688)
Total expenses after reductions	2,181,478
Net Investment income (loss)	10,965,714
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(7,244,339)
Redemptions in-kind	153,177,586
Fidelity Central Funds	-
Foreign currency transactions	-
Futures contracts	2,645,408
Total net realized gain (loss)	148,578,655
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	49,358,368
Fidelity Central Funds	(1)
Futures contracts	(886,629)
Total change in net unrealized appreciation (depreciation)	48,471,738
Net gain (loss)	197,050,393
Net increase (decrease) in net assets resulting from operations	$208,016,107
Statement of Changes in Net Assets

	Six months ended December 31, 2024 (Unaudited)	Ten months ended June 30, 2024	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,965,714	$15,169,494	$19,450,767
Net realized gain (loss)	148,578,655	178,466,399	8,724,420
Change in net unrealized appreciation (depreciation)	48,471,738	13,844,200	111,463,962
Net increase (decrease) in net assets resulting from operations	208,016,107	207,480,093	139,639,149
Distributions to shareholders	(11,714,285)	(25,950,215)	(57,460,804)

Share transactions
Proceeds from sales of shares	777,993,699	655,066,382	531,911,323
Reinvestment of distributions	-	14,294,274	54,197,269
Cost of shares redeemed	(499,273,880)	(833,830,134)	(686,633,472)

Net increase (decrease) in net assets resulting from share transactions	278,719,819	(164,469,478)	(100,524,880)
Total increase (decrease) in net assets	475,021,641	17,060,400	(18,346,535)

Net Assets
Beginning of period	1,653,576,076	1,636,515,676	1,654,862,211
End of period	$2,128,597,717	$1,653,576,076	$1,636,515,676

Other Information
Shares
Sold	24,100,000	22,793,530	21,113,682
Issued in reinvestment of distributions	-	584,792	2,258,425
Redeemed	(15,400,000)	(30,719,865)	(27,059,804)
Net increase (decrease)	8,700,000	(7,341,543)	(3,687,697)

See Organization and Prior Fiscal Year Reorganization information note regarding reorganization from mutual fund to exchange traded fund for the ten months ended June 30, 2024.

Share activity is further described in Organization and Prior Fiscal Year Reorganization information notes, amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization. All financial information prior to the reorganization is that of the Predecessor Fund.
Financial Highlights
Fidelity® Enhanced Mid Cap ETF

	Six months ended (Unaudited) December 31, 2024	Years ended June 30, 2024 A	2023 B,C	2022 B,C	2021 B,C	2020 B,C	2019 B,C
Selected Per-Share Data
Net asset value, beginning of period	$29.47	$25.79	$24.65	$32.17	$23.47	$22.59	$25.42
Income from Investment Operations
Net investment income (loss) D,E	.19	.27	.28	.28	.22	.29	.33
Net realized and unrealized gain (loss)	3.38	3.86	1.69	(3.81)	9.40	1.50	(1.10)
Total from investment operations	3.57	4.13	1.97	(3.53)	9.62	1.79	(.77)
Distributions from net investment income	(.20)	(.45)	(.23)	(.23)	(.25)	(.34)	(.39)
Distributions from net realized gain	-	-	(.57)	(3.76)	(.67)	(.59)	(1.69)
Total distributions	(.20)	(.45)	(.83) F	(3.99)	(.92)	(.91) F	(2.06) F
Net asset value, end of period	$32.84	$29.47	$25.79	$24.65	$32.17	$23.47	$22.59
Total Return G,H,I	12.12%	16.23%	8.19%	(12.36)%	41.82%	7.91%	(2.19)%
Ratios to Average Net Assets E,J,K
Expenses before reductions	.23% L	.29% L,M	.45%	.51%	.59%	.59%	.59%
Expenses net of fee waivers, if any	.23 % L	.29% L,M	.45%	.51%	.59%	.59%	.59%
Expenses net of all reductions	.23% L	.29% L,M	.45%	.51%	.59%	.59%	.59%
Net investment income (loss)	1.16% L	1.19% L,M	1.12%	1.00%	.77%	1.33%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$2,128,598	$1,653,576	$1,636,516	$1,654,862	$2,042,347	$1,182,253	$1,263,319
Portfolio turnover rate N	48 % L,O	73% L,O	104%	116%	70%	73%	90%

AFor the ten month period ended June 30. The Fund changed its fiscal year end from August 31 to June 30, effective March 1, 2024.
BFor the year ended August 31.
CAs further described in Organization and Reorganization information notes, per share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization. All financial information prior to the reorganization is that of the Predecessor Fund.
DCalculated based on average shares outstanding during the period.
ENet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
FTotal distributions per share do not sum due to rounding.
GBased on net asset value.
HTotal returns for periods of less than one year are not annualized.
ITotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAnnualized.
MProxy expenses are not annualized.
NAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
OPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended December 31, 2024

1. Organization.
Fidelity Enhanced International ETF, Fidelity Enhanced Large Cap Core ETF, Fidelity Enhanced Large Cap Growth ETF, Fidelity Enhanced Large Cap Value ETF and Fidelity Enhanced Mid Cap ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. Fidelity Enhanced Large Cap Growth ETF is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective November 17, 2023, each Fidelity Enhanced Index Fund (Predecessor Fund) reorganized into the newly created exchange traded fund (ETF) as noted in the table below. Each Predecessor Fund was the accounting survivor in the reorganization, and, as such, the financial statements and financial highlights of each Fund reflect the financial information of each Predecessor Fund through November 17, 2023 (see Prior Fiscal Year Reorganization Information note).

Current ETFs	Former Mutual Funds (Predecessor Funds)
Fidelity Enhanced International ETF	Fidelity International Enhanced Index Fund
Fidelity Enhanced Large Cap Core ETF	Fidelity Large Cap Core Enhanced Index Fund
Fidelity Enhanced Large Cap Growth ETF	Fidelity Large Cap Growth Enhanced Index Fund
Fidelity Enhanced Large Cap Value ETF	Fidelity Large Cap Value Enhanced Index Fund
Fidelity Enhanced Mid Cap ETF	Fidelity Mid Cap Enhanced Index Fund
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	.005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the New York Stock Exchange, Archipelago Exchange (NYSE Arca) and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends or foreign taxes withheld, as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable, as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Funds and is not distributed to shareholders of the Funds. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Enhanced International ETF	1,588,859,288	217,605,628	(66,313,807)	151,291,821
Fidelity Enhanced Large Cap Core ETF	3,443,721,149	920,349,525	(106,372,719)	813,976,806
Fidelity Enhanced Large Cap Growth ETF	1,852,145,102	1,379,052,169	(50,231,637)	1,328,820,532
Fidelity Enhanced Large Cap Value ETF	1,976,719,887	241,941,966	(88,457,974)	153,483,992
Fidelity Enhanced Mid Cap ETF	1,892,251,742	303,167,569	(67,150,153)	236,017,416

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Enhanced International ETF	(124,949,980)	-	(124,949,980)
Fidelity Enhanced Large Cap Core ETF	(60,660,874)	-	(60,660,874)
Fidelity Enhanced Large Cap Growth ETF	(254,608)	-	(254,608)
Fidelity Enhanced Large Cap Value ETF	(31,743,490)	(22,912,179)	(54,655,669)
Fidelity Enhanced Mid Cap ETF	(57,983,678)	-	(57,983,678)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Enhanced International ETF	23,363,515

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Enhanced International ETF	910,072,715	714,383,718
Fidelity Enhanced Large Cap Core ETF	1,596,857,654	945,170,826
Fidelity Enhanced Large Cap Growth ETF	1,339,740,804	433,040,015
Fidelity Enhanced Large Cap Value ETF	1,076,955,609	443,292,412
Fidelity Enhanced Mid Cap ETF	997,130,195	447,249,520

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Enhanced International ETF	138,151,158	123,086,737
Fidelity Enhanced Large Cap Core ETF	1,255,827,048	825,571,983
Fidelity Enhanced Large Cap Growth ETF	229,682,999	917,892,514
Fidelity Enhanced Large Cap Value ETF	81,218,517	508,535,020
Fidelity Enhanced Mid Cap ETF	204,571,631	489,257,264

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Enhanced Large Cap Growth ETF	2,376,033	30,168,211	67,930,785
Fidelity Enhanced Large Cap Value ETF	269,891,296	408,600,213	3,633,326,017
Fidelity Enhanced Mid Cap ETF	2,515,337	10,553,430	40,748,466

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. The management fees are reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

Fee Rate
Fidelity Enhanced International ETF	.28%
Fidelity Enhanced Large Cap Core ETF	.18%
Fidelity Enhanced Large Cap Growth ETF	.18%
Fidelity Enhanced Large Cap Value ETF	.18%
Fidelity Enhanced Mid Cap ETF	.23%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Enhanced International ETF	1,719
Fidelity Enhanced Large Cap Core ETF	11,999
Fidelity Enhanced Large Cap Growth ETF	4,203
Fidelity Enhanced Large Cap Value ETF	3,886
Fidelity Enhanced Mid Cap ETF	8,316

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Enhanced International ETF	Borrower	4,978,000	5.58%	1,543
Fidelity Enhanced Large Cap Growth ETF	Borrower	17,022,000	5.08%	2,400
Fidelity Enhanced Mid Cap ETF	Borrower	7,598,000	5.08%	4,284

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below. During the period, there were no interfund trades.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Enhanced International ETF	8,701,965	12,083,340	1,467,576
Fidelity Enhanced Large Cap Core ETF	52,610,266	49,054,725	1,173,233
Fidelity Enhanced Large Cap Growth ETF	57,761,775	16,563,656	(431,409)
Fidelity Enhanced Large Cap Value ETF	86,720,994	16,647,079	(371,481)
Fidelity Enhanced Mid Cap ETF	47,841,649	38,476,086	(2,599,805)
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Enhanced International ETF	12,736	-	-
Fidelity Enhanced Large Cap Core ETF	143	1	-
Fidelity Enhanced Large Cap Growth ETF	73	-	-
Fidelity Enhanced Large Cap Value ETF	326	1	-
Fidelity Enhanced Mid Cap ETF	13,672	9	-

8. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Enhanced International ETF	378
Fidelity Enhanced Large Cap Core ETF	789
Fidelity Enhanced Large Cap Growth ETF	504
Fidelity Enhanced Large Cap Value ETF	666
Fidelity Enhanced Mid Cap ETF	1,688
9. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Funds of all or a portion of the applicable deposit securities. In these circumstances, the Authorized Participant provides collateral to the custodian, on behalf of the Funds, in an amount up to 115% of the daily mark to market value of the deposit securities not yet received.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11 . Prior Fiscal Year Reorganization Information.
On November 17, 2023 each Fund (Predecessor Fund) reorganized into a newly created exchange traded fund (ETF) pursuant an Agreement and Plan of Reorganization (the Agreement) approved by its Board of Trustees. Per the Agreement, shareholders of each Predecessor Fund received ETF shares equal in value to the shares of the Predecessor Fund they owned on the day the reorganization was effective. Each Predecessor Fund was the accounting survivor after the reorganization. As such, performance and financial history prior to the reorganization is that of each Predecessor Fund. Historical share transactions and per share information for the Predecessor Fund was retroactively adjusted to reflect the change in capital structure due to the reorganization.
Predecessor Funds	New ETFs
Fidelity International Enhanced Index Fund	Fidelity Enhanced International ETF
Fidelity Large Cap Core Enhanced Index Fund	Fidelity Enhanced Large Cap Core ETF
Fidelity Large Cap Growth Enhanced Index Fund	Fidelity Enhanced Large Cap Growth ETF
Fidelity Large Cap Value Enhanced Index Fund	Fidelity Enhanced Large Cap Value ETF
Fidelity Mid Cap Enhanced Index Fund	Fidelity Enhanced Mid Cap ETF

For financial reporting purposes, the assets and liabilities of each Predecessor Fund and shares issued by each ETF were recorded at fair value; however, the cost basis of the investments received from each Predecessor Fund were carried forward and will be utilized for purposes of each ETF's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to each Predecessor Fund or their shareholders. Costs incurred in connection with the reorganization were paid by each Predecessor Fund.

Predecessor Fund/Accounting Survivor	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity International Enhanced Index Fund	1,368,602,643	195,092,188	1,368,248,892	54,730,068	.4057160000
Fidelity Large Cap Core Enhanced Index Fund	1,840,988,775	537,069,093	1,948,361,461	77,934,309	.8388640000
Fidelity Large Cap Growth Enhanced Index Fund	2,012,959,825	875,152,421	2,145,716,375	85,828,689	1.2032280000
Fidelity Large Cap Value Enhanced Index Fund	1,827,644,613	392,942	2,004,099,301	80,163,716	.5729240000
Fidelity Mid Cap Enhanced Index Fund	1,369,301,709	129,571,229	1,460,889,645	58,435,751	.6458920000

Acquiring ETF	Net Assets $	Total net assets after the acquisition $
Fidelity Enhanced International ETF	25	1,368,248,917
Fidelity Enhanced Large Cap Core ETF	25	1,948,361,486
Fidelity Enhanced Large Cap Growth ETF	25	2,145,716,400
Fidelity Enhanced Large Cap Value ETF	25	2,004,099,326
Fidelity Enhanced Mid Cap ETF	25	1,460,889,670

Pro forma results of operations of the combined entity for the entire period ended June 30, 2024, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

ETF name	Net investment income (loss)	Total net realized gain (loss)	Total change in net unrealized appreciation (depreciation)	Net increase (decrease) in net assets resulting from operations
Fidelity Enhanced International ETF	$35,812,169	$99,267,722	$58,817,853	$193,897,744
Fidelity Enhanced Large Cap Core ETF	22,993,277	209,030,464	246,834,439	478,858,180
Fidelity Enhanced Large Cap Growth ETF	12,362,182	260,568,152	368,592,605	641,522,939
Fidelity Enhanced Large Cap Value ETF	40,907,004	453,402,154	(574,650,497)	(80,341,339)
Fidelity Enhanced Mid Cap ETF	15,874,097	178,466,399	13,844,200	208,184,696

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of each Predecessor Fund that has been included in each ETF's Statement of Operations since November 17, 2023.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	38,080,283,823.03	97.17
Withheld	1,109,333,237.47	2.83
TOTAL	39,189,617,060.50	100.00
Robert A. Lawrence
Affirmative	37,781,807,251.33	96.41
Withheld	1,407,809,809.17	3.59
TOTAL	39,189,617,060.50	100.00
Vijay C. Advani
Affirmative	37,869,526,083.09	96.63
Withheld	1,320,090,977.41	3.37
TOTAL	39,189,617,060.50	100.00
Thomas P. Bostick
Affirmative	38,025,875,898.31	97.03
Withheld	1,163,741,162.19	2.97
TOTAL	39,189,617,060.50	100.00
Donald F. Donahue
Affirmative	37,825,198,238.79	96.52
Withheld	1,364,418,821.71	3.48
TOTAL	39,189,617,060.50	100.00
Vicki L. Fuller
Affirmative	38,031,768,119.99	97.05
Withheld	1,157,848,940.51	2.95
TOTAL	39,189,617,060.50	100.00
Patricia L. Kampling
Affirmative	38,062,391,881.90	97.12
Withheld	1,127,225,178.60	2.88
TOTAL	39,189,617,060.50	100.00
Thomas A. Kennedy
Affirmative	37,891,434,776.27	96.69
Withheld	1,298,182,284.23	3.31
TOTAL	39,189,617,060.50	100.00
Oscar Munoz
Affirmative	37,976,932,673.73	96.91
Withheld	1,212,684,386.77	3.09
TOTAL	39,189,617,060.50	100.00
Karen B. Peetz
Affirmative	38,011,822,212.28	96.99
Withheld	1,177,794,848.22	3.01
TOTAL	39,189,617,060.50	100.00
David M. Thomas
Affirmative	37,976,058,118.16	96.90
Withheld	1,213,558,942.34	3.10
TOTAL	39,189,617,060.50	100.00
Susan Tomasky
Affirmative	37,845,471,684.67	96.57
Withheld	1,344,145,375.83	3.43
TOTAL	39,189,617,060.50	100.00
Michael E. Wiley
Affirmative	37,736,569,620.69	96.29
Withheld	1,453,047,439.81	3.71
TOTAL	39,189,617,060.50	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9910054.101
EIE-SANN-0325
Fidelity® Clean Energy ETF
Fidelity® Cloud Computing ETF
Fidelity® Crypto Industry and Digital Payments ETF
Fidelity® Digital Health ETF
Fidelity® Electric Vehicles and Future Transportation ETF
Fidelity® Metaverse ETF

Semi-Annual Report
December 31, 2024

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Clean Energy ETF
Fidelity® Cloud Computing ETF
Fidelity® Crypto Industry and Digital Payments ETF
Fidelity® Digital Health ETF
Fidelity® Electric Vehicles and Future Transportation ETF
Fidelity® Metaverse ETF
Notes to Financial Statements
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Clean Energy ETF
Schedule of Investments December 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
AUSTRIA - 2.9%
Utilities - 2.9%
Electric Utilities - 2.9%
Verbund AG Class A	9,554	692,522
CANADA - 9.1%
Information Technology - 1.2%
Semiconductors & Semiconductor Equipment - 1.2%
Canadian Solar Inc (a)	26,879	298,894
Utilities - 7.9%
Independent Power and Renewable Electricity Producers - 7.9%
Boralex Inc Class A	22,544	450,034
Brookfield Renewable Corp	20,769	574,462
Innergex Renewable Energy Inc	61,486	344,154
Northland Power Inc	43,194	537,597
		1,906,247
TOTAL CANADA		2,205,141
CHINA - 9.9%
Industrials - 1.5%
Electrical Equipment - 1.5%
Goldwind Science & Technology Co Ltd H Shares	427,600	360,005
Information Technology - 4.8%
Semiconductors & Semiconductor Equipment - 4.8%
Flat Glass Group Co Ltd H Shares	243,000	341,604
JinkoSolar Holding Co Ltd ADR	15,112	376,289
Xinyi Solar Holdings Ltd	1,120,000	452,732
		1,170,625
Utilities - 3.6%
Independent Power and Renewable Electricity Producers - 3.6%
China Datang Corp Renewable Power Co Ltd H Shares	1,239,000	331,763
China Longyuan Power Group Corp Ltd H Shares	665,000	551,317
		883,080
TOTAL CHINA		2,413,710
DENMARK - 7.2%
Industrials - 4.1%
Electrical Equipment - 4.1%
Vestas Wind Systems A/S (a)	71,920	979,493
Utilities - 3.1%
Independent Power and Renewable Electricity Producers - 3.1%
Orsted AS (a)(b)(c)	16,867	759,314
TOTAL DENMARK		1,738,807
FRANCE - 4.4%
Industrials - 2.1%
Construction & Engineering - 2.1%
Vinci SA	4,909	507,005
Utilities - 2.3%
Independent Power and Renewable Electricity Producers - 2.3%
Neoen SA (b)(c)	13,868	570,392
TOTAL FRANCE		1,077,397
GERMANY - 4.7%
Industrials - 1.8%
Electrical Equipment - 1.8%
Nordex SE (a)	36,671	427,954
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
SMA Solar Technology AG	16,463	231,163
Utilities - 2.0%
Multi-Utilities - 2.0%
E.ON SE	41,430	482,419
TOTAL GERMANY		1,141,536
INDIA - 1.2%
Utilities - 1.2%
Independent Power and Renewable Electricity Producers - 1.2%
ReNew Energy Global PLC Class A (a)	46,014	314,275
ISRAEL - 3.7%
Utilities - 3.7%
Independent Power and Renewable Electricity Producers - 3.7%
Energix-Renewable Energies Ltd	109,658	376,196
Enlight Renewable Energy Ltd (a)	29,894	517,288

TOTAL ISRAEL		893,484
ITALY - 1.5%
Utilities - 1.5%
Independent Power and Renewable Electricity Producers - 1.5%
ERG SpA	18,806	382,657
JAPAN - 1.9%
Industrials - 1.0%
Construction & Engineering - 1.0%
West Holdings Corp	20,800	239,949
Utilities - 0.9%
Independent Power and Renewable Electricity Producers - 0.9%
RENOVA Inc (a)	45,000	221,335
TOTAL JAPAN		461,284
KOREA (SOUTH) - 2.6%
Industrials - 2.6%
Electrical Equipment - 2.6%
CS Wind Corp	11,965	340,545
Doosan Fuel Cell Co Ltd (a)	25,903	280,822

TOTAL KOREA (SOUTH)		621,367
NEW ZEALAND - 4.5%
Utilities - 4.5%
Electric Utilities - 1.9%
Mercury NZ Ltd	142,039	465,528
Independent Power and Renewable Electricity Producers - 2.6%
Meridian Energy Ltd	188,559	624,333
TOTAL NEW ZEALAND		1,089,861
PORTUGAL - 3.4%
Utilities - 3.4%
Electric Utilities - 3.4%
EDP SA	257,120	822,972
SPAIN - 5.7%
Utilities - 5.7%
Electric Utilities - 2.1%
Acciona SA	4,597	517,433
Independent Power and Renewable Electricity Producers - 3.6%
EDP Renovaveis SA (a)	54,289	564,411
Solaria Energia y Medio Ambiente SA (a)	37,334	302,123
		866,534
TOTAL SPAIN		1,383,967
SWITZERLAND - 1.7%
Information Technology - 1.7%
Electronic Equipment, Instruments & Components - 1.7%
Landis+Gyr Group AG	6,501	412,477
UNITED STATES - 35.4%
Industrials - 18.1%
Construction & Engineering - 1.3%
Ameresco Inc Class A (a)	13,413	314,937
Electrical Equipment - 16.8%
Array Technologies Inc (a)	60,805	367,262
Bloom Energy Corp Class A (a)	26,495	588,454
GE Vernova Inc	3,389	1,114,744
NEXTracker Inc Class A (a)	18,992	693,778
Plug Power Inc (a)	200,119	426,253
Shoals Technologies Group Inc (a)	75,594	418,035
Sunrun Inc (a)	49,826	460,891
		4,069,417
TOTAL INDUSTRIALS		4,384,354

Information Technology - 11.9%
Electronic Equipment, Instruments & Components - 2.7%
Itron Inc (a)	5,966	647,788
Semiconductors & Semiconductor Equipment - 9.2%
Enphase Energy Inc (a)	12,257	841,811
First Solar Inc (a)	5,877	1,035,763
SolarEdge Technologies Inc (a)	27,095	368,492
		2,246,066
TOTAL INFORMATION TECHNOLOGY		2,893,854

Utilities - 5.4%
Independent Power and Renewable Electricity Producers - 5.4%
Clearway Energy Inc Class C	20,477	532,401
Ormat Technologies Inc	8,180	553,950
Sunnova Energy International Inc (a)	67,034	229,926
		1,316,277
TOTAL UNITED STATES		8,594,485
TOTAL COMMON STOCKS (Cost $34,620,830)		24,245,942

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $20,859)	4.36	20,855	20,859

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $34,641,689)	24,266,801
NET OTHER ASSETS (LIABILITIES) - 0.1%	27,506
NET ASSETS - 100.0%	24,294,307

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	1	Mar 2025	29,679	(299)	(299)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,329,706 or 5.5% of net assets.

(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,329,706 or 5.5% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	32,219	1,968,403	1,979,763	579	-	-	20,859	20,855	0.0%
Total	32,219	1,968,403	1,979,763	579	-	-	20,859	20,855

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Industrials	7,520,127	7,520,127	-	-
Information Technology	5,007,013	5,007,013	-	-
Utilities	11,718,802	11,718,802	-	-

Money Market Funds	20,859	20,859	-	-
Total Investments in Securities:	24,266,801	24,266,801	-	-
Derivative Instruments: Liabilities
Futures Contracts	(299)	(299)	-	-
Total Liabilities	(299)	(299)	-	-
Total Derivative Instruments:	(299)	(299)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(299)
Total Equity Risk	0	(299)
Total Value of Derivatives	0	(299)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Clean Energy ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of December 31, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $34,620,830)	$24,245,942
Fidelity Central Funds (cost $20,859)	20,859

Total Investment in Securities (cost $34,641,689)		$24,266,801
Segregated cash with brokers for derivative instruments		7,606
Foreign currency held at value (cost $38,329)		38,187
Receivable for investments sold		30
Dividends receivable		14,158
Reclaims receivable		20,634
Distributions receivable from Fidelity Central Funds		469
Total assets		24,347,885
Liabilities
Payable for investments purchased	$45,136
Accrued management fee	8,203
Payable for daily variation margin on futures contracts	236
Other payables and accrued expenses	3
Total liabilities		53,578
Net Assets		$24,294,307
Net Assets consist of:
Paid in capital		$45,362,094
Total accumulated earnings (loss)		(21,067,787)
Net Assets		$24,294,307
Net Asset Value, offering price and redemption price per share ($24,294,307 ÷ 1,800,000 shares)		$13.50
Statement of Operations
Six months ended December 31, 2024 (Unaudited)
Investment Income
Dividends		$181,822
Interest		56
Income from Fidelity Central Funds		579
Income before foreign taxes withheld		$182,457
Less foreign taxes withheld		(18,795)
Total income		163,662
Expenses
Management fee	$51,551
Independent trustees' fees and expenses	59
Miscellaneous	147
Total expenses before reductions	51,757
Expense reductions	(170)
Total expenses after reductions		51,587
Net Investment income (loss)		112,075
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,513,184)
Foreign currency transactions	969
Futures contracts	4,083
Total net realized gain (loss)		(1,508,132)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(299,713)
Assets and liabilities in foreign currencies	(753)
Futures contracts	(567)
Total change in net unrealized appreciation (depreciation)		(301,033)
Net gain (loss)		(1,809,165)
Net increase (decrease) in net assets resulting from operations		$(1,697,090)
Statement of Changes in Net Assets

	Six months ended December 31, 2024 (Unaudited)	Year ended June 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$112,075	$325,489
Net realized gain (loss)	(1,508,132)	(5,958,967)
Change in net unrealized appreciation (depreciation)	(301,033)	(5,410,016)
Net increase (decrease) in net assets resulting from operations	(1,697,090)	(11,043,494)
Distributions to shareholders	(144,000)	(378,500)

Share transactions
Proceeds from sales of shares	748,575	-
Cost of shares redeemed	-	(1,695,052)

Net increase (decrease) in net assets resulting from share transactions	748,575	(1,695,052)
Total increase (decrease) in net assets	(1,092,515)	(13,117,046)

Net Assets
Beginning of period	25,386,822	38,503,868
End of period	$24,294,307	$25,386,822

Other Information
Shares
Sold	50,000	-
Redeemed	-	(100,000)
Net increase (decrease)	50,000	(100,000)

Financial Highlights
Fidelity® Clean Energy ETF

	Six months ended (Unaudited) December 31, 2024	Years ended June 30, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$14.51	$20.81	$20.95	$25.12
Income from Investment Operations
Net investment income (loss) B,C	.06	.18	.15	.15
Net realized and unrealized gain (loss)	(.99)	(6.27)	(.12)	(4.20)
Total from investment operations	(.93)	(6.09)	.03	(4.05)
Distributions from net investment income	(.08)	(.21)	(.17)	(.12)
Total distributions	(.08)	(.21)	(.17)	(.12)
Net asset value, end of period	$13.50	$14.51	$20.81	$20.95
Total Return D,E,F	(6.47) %	(29.37)%	.10%	(16.12)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.38% I	.42%	.39%	.39% I
Expenses net of fee waivers, if any	.38 % I	.40%	.39%	.39% I
Expenses net of all reductions	.38% I	.40%	.39%	.39% I
Net investment income (loss)	.83% I	1.13%	.69%	.90% I
Supplemental Data
Net assets, end of period (000 omitted)	$24,294	$25,387	$38,504	$28,288
Portfolio turnover rate J,K	51 % I	45%	37%	30% L

AFor the period October 5, 2021 (commencement of operations) through June 30, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
LAmount not annualized.
Fidelity® Cloud Computing ETF
Schedule of Investments December 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
CHINA - 1.9%
Information Technology - 1.9%
IT Services - 0.8%
Vnet Group Inc Class A ADR (a)	137,618	652,309
Software - 1.1%
Kingdee International Software Group Co Ltd (a)	881,500	967,977
TOTAL CHINA		1,620,286
ISRAEL - 2.8%
Information Technology - 2.8%
Software - 2.8%
JFrog Ltd (a)(b)	31,308	920,768
Nice Ltd (a)	8,659	1,476,259

TOTAL ISRAEL		2,397,027
TAIWAN - 2.0%
Information Technology - 2.0%
Electronic Equipment, Instruments & Components - 2.0%
Hon Hai Precision Industry Co Ltd	302,000	1,694,947
UNITED STATES - 93.1%
Consumer Discretionary - 2.2%
Broadline Retail - 2.2%
Amazon.com Inc (a)	8,399	1,842,657
Industrials - 1.8%
Professional Services - 1.8%
Dayforce Inc (a)	21,533	1,564,157
Information Technology - 81.5%
IT Services - 8.8%
DigitalOcean Holdings Inc (a)(b)	23,334	794,989
Fastly Inc Class A (a)	72,695	686,240
MongoDB Inc Class A (a)	6,510	1,515,593
Snowflake Inc Class A (a)	17,138	2,646,279
Twilio Inc Class A (a)	17,385	1,878,971
		7,522,072
Software - 63.9%
Atlassian Corp Class A (a)	9,922	2,414,816
Box Inc Class A (a)	36,159	1,142,624
C3.ai Inc Class A (a)(b)	29,583	1,018,543
Commvault Systems Inc (a)	8,041	1,213,467
Confluent Inc Class A (a)	43,205	1,208,012
Datadog Inc Class A (a)	17,800	2,543,442
DocuSign Inc (a)	22,625	2,034,893
Dropbox Inc Class A (a)	46,448	1,395,298
Dynatrace Inc (a)	32,534	1,768,223
Elastic NV (a)	13,570	1,344,516
Five9 Inc (a)(b)	23,943	973,044
Gitlab Inc Class A (a)	21,072	1,187,407
HubSpot Inc (a)	3,503	2,440,785
Informatica Inc Class A (a)	32,734	848,793
Klaviyo Inc Class A (a)	25,128	1,036,279
Microsoft Corp	9,417	3,969,266
MicroStrategy Inc Class A (a)(b)	8,445	2,445,841
Nutanix Inc Class A (a)	27,484	1,681,471
Oracle Corp	22,380	3,729,403
PagerDuty Inc (a)	40,580	740,991
Pegasystems Inc	11,647	1,085,500
RingCentral Inc Class A (a)	26,071	912,746
Rubrik Inc Class A (a)	18,329	1,197,983
Salesforce Inc	11,534	3,856,162
Servicenow Inc (a)	3,709	3,931,985
SolarWinds Corp	41,829	596,063
Teradata Corp (a)	30,880	961,912
UiPath Inc Class A (a)(b)	88,544	1,125,394
Verint Systems Inc (a)	26,486	727,041
Vertex Inc Class A (a)(b)	17,369	926,636
Workday Inc Class A (a)	11,495	2,966,055
Zeta Global Holdings Corp Class A (a)	46,776	841,500
		54,266,091
Technology Hardware, Storage & Peripherals - 8.8%
NetApp Inc	17,414	2,021,417
Pure Storage Inc Class A (a)	31,709	1,947,884
Seagate Technology Holdings PLC	20,717	1,788,084
Western Digital Corp (a)	29,706	1,771,369
		7,528,754
Real Estate - 7.6%
Specialized REITs - 7.6%
Digital Realty Trust Inc	16,144	2,862,816
Equinix Inc	3,816	3,598,068
		6,460,884
TOTAL UNITED STATES		79,184,615
TOTAL COMMON STOCKS (Cost $74,539,692)		84,896,875

Money Market Funds - 5.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.36	176,105	176,140
Fidelity Securities Lending Cash Central Fund (c)(d)	4.35	4,738,251	4,738,725
TOTAL MONEY MARKET FUNDS (Cost $4,914,865)			4,914,865

TOTAL INVESTMENT IN SECURITIES - 105.5% (Cost $79,454,557)	89,811,740
NET OTHER ASSETS (LIABILITIES) - (5.5)%	(4,702,939)
NET ASSETS - 100.0%	85,108,801

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME Micro NASDAQ 100 Index Contracts (United States)	5	Mar 2025	212,265	(4,849)	(4,849)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	11,236,673	11,060,533	2,013	-	-	176,140	176,105	0.0%
Fidelity Securities Lending Cash Central Fund	-	16,813,480	12,074,755	819	-	-	4,738,725	4,738,251	0.0%
Total	-	28,050,153	23,135,288	2,832	-	-	4,914,865	4,914,356

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Discretionary	1,842,657	1,842,657	-	-
Industrials	1,564,157	1,564,157	-	-
Information Technology	75,029,177	75,029,177	-	-
Real Estate	6,460,884	6,460,884	-	-

Money Market Funds	4,914,865	4,914,865	-	-
Total Investments in Securities:	89,811,740	89,811,740	-	-
Derivative Instruments: Liabilities
Futures Contracts	(4,849)	(4,849)	-	-
Total Liabilities	(4,849)	(4,849)	-	-
Total Derivative Instruments:	(4,849)	(4,849)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(4,849)
Total Equity Risk	0	(4,849)
Total Value of Derivatives	0	(4,849)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Cloud Computing ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of December 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,512,741) - See accompanying schedule:
Unaffiliated issuers (cost $74,539,692)	$84,896,875
Fidelity Central Funds (cost $4,914,865)	4,914,865

Total Investment in Securities (cost $79,454,557)		$89,811,740
Segregated cash with brokers for derivative instruments		11,556
Foreign currency held at value (cost $1,668)		1,592
Dividends receivable		51,924
Distributions receivable from Fidelity Central Funds		2,048
Total assets		89,878,860
Liabilities
Accrued management fee	$29,436
Payable for daily variation margin on futures contracts	1,898
Collateral on securities loaned	4,738,725
Total liabilities		4,770,059
Net Assets		$85,108,801
Net Assets consist of:
Paid in capital		$77,456,855
Total accumulated earnings (loss)		7,651,946
Net Assets		$85,108,801
Net Asset Value, offering price and redemption price per share ($85,108,801 ÷ 3,100,000 shares)		$27.45
Statement of Operations
Six months ended December 31, 2024 (Unaudited)
Investment Income
Dividends		$176,678
Interest		35
Income from Fidelity Central Funds (including $819 from security lending)		2,832
Total income		179,545
Expenses
Management fee	$152,468
Independent trustees' fees and expenses	166
Miscellaneous	242
Total expenses before reductions	152,876
Expense reductions	(653)
Total expenses after reductions		152,223
Net Investment income (loss)		27,322
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,636,262)
Redemptions in-kind	5,406,471
Foreign currency transactions	(3,395)
Futures contracts	4,899
Total net realized gain (loss)		3,771,713
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	6,004,051
Assets and liabilities in foreign currencies	(217)
Futures contracts	(4,819)
Total change in net unrealized appreciation (depreciation)		5,999,015
Net gain (loss)		9,770,728
Net increase (decrease) in net assets resulting from operations		$9,798,050
Statement of Changes in Net Assets

	Six months ended December 31, 2024 (Unaudited)	Year ended June 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,322	$105,956
Net realized gain (loss)	3,771,713	5,343,110
Change in net unrealized appreciation (depreciation)	5,999,015	4,565,409
Net increase (decrease) in net assets resulting from operations	9,798,050	10,014,475
Distributions to shareholders	(32,000)	(106,250)

Share transactions
Proceeds from sales of shares	15,704,905	44,981,125
Cost of shares redeemed	(17,483,715)	(14,705,337)

Net increase (decrease) in net assets resulting from share transactions	(1,778,810)	30,275,788
Total increase (decrease) in net assets	7,987,240	40,184,013

Net Assets
Beginning of period	77,121,561	36,937,548
End of period	$85,108,801	$77,121,561

Other Information
Shares
Sold	550,000	1,950,000
Redeemed	(650,000)	(650,000)
Net increase (decrease)	(100,000)	1,300,000

Financial Highlights
Fidelity® Cloud Computing ETF

	Six months ended (Unaudited) December 31, 2024	Years ended June 30, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$24.10	$19.44	$15.91	$25.20
Income from Investment Operations
Net investment income (loss) B,C	.01	.04 D	.04	.06
Net realized and unrealized gain (loss)	3.35	4.66	3.53	(9.29)
Total from investment operations	3.36	4.70	3.57	(9.23)
Distributions from net investment income	(.01)	(.04)	(.03)	(.06)
Distributions from tax return of capital	-	-	(.01)	-
Total distributions	(.01)	(.04)	(.04)	(.06)
Net asset value, end of period	$27.45	$24.10	$19.44	$15.91
Total Return E,F,G	13.96%	24.16%	22.51%	(36.69)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.38% J	.41%	.39%	.39% J
Expenses net of fee waivers, if any	.38 % J	.40%	.39%	.39% J
Expenses net of all reductions	.38% J	.40%	.39%	.39% J
Net investment income (loss)	.07% J	.18% D	.23%	.41% J
Supplemental Data
Net assets, end of period (000 omitted)	$85,109	$77,122	$36,938	$18,293
Portfolio turnover rate K,L	38 % J	33%	38%	31% M

AFor the period October 5, 2021 (commencement of operations) through June 30, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .10%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GBased on net asset value.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
MAmount not annualized.
Fidelity® Crypto Industry and Digital Payments ETF
Schedule of Investments December 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
AUSTRALIA - 3.1%
Information Technology - 3.1%
Software - 3.1%
IREN Ltd (a)(b)	520,734	5,113,608
BRAZIL - 2.9%
Financials - 2.9%
Financial Services - 2.9%
Pagseguro Digital Ltd Class A (b)	366,397	2,293,645
StoneCo Ltd Class A (b)	314,291	2,504,899

TOTAL BRAZIL		4,798,544
CANADA - 7.2%
Information Technology - 7.2%
IT Services - 1.7%
Shopify Inc Class A (b)	25,881	2,753,118
Software - 5.5%
Bitfarms Ltd/Canada (a)(b)	1,883,944	2,790,155
Hive Digital Technologies Ltd (United States) (a)(b)	633,307	1,804,924
Hut 8 Corp (United States) (b)	223,891	4,587,527
		9,182,606
TOTAL CANADA		11,935,724
CHINA - 1.4%
Information Technology - 1.4%
Technology Hardware, Storage & Peripherals - 1.4%
Canaan Inc Class A ADR (a)(b)	1,161,142	2,380,341
FRANCE - 1.4%
Financials - 1.4%
Financial Services - 1.4%
Edenred SE	71,515	2,351,208
GERMANY - 1.6%
Financials - 0.6%
Capital Markets - 0.6%
Bitcoin Group SE (a)	19,807	1,031,660
Information Technology - 1.0%
Software - 1.0%
Northern Data AG (a)(b)	34,332	1,585,566
TOTAL GERMANY		2,617,226
ITALY - 1.3%
Financials - 1.3%
Financial Services - 1.3%
Nexi SpA (b)(c)(d)	388,963	2,158,854
JAPAN - 6.8%
Communication Services - 1.2%
Media - 1.2%
Ceres Inc/Japan	100,600	1,987,548
Financials - 4.7%
Capital Markets - 3.5%
Monex Group Inc	379,200	2,323,553
SBI Holdings Inc	132,800	3,364,785
		5,688,338
Financial Services - 1.2%
GMO Payment Gateway Inc	39,700	2,013,545
TOTAL FINANCIALS		7,701,883

Information Technology - 0.9%
IT Services - 0.9%
GMO internet group Inc	88,200	1,504,046
TOTAL JAPAN		11,193,477
KOREA (SOUTH) - 0.7%
Communication Services - 0.7%
Entertainment - 0.7%
Com2uS Holdings Corp (b)	47,595	1,091,146
MALAYSIA - 1.3%
Industrials - 1.3%
Professional Services - 1.3%
My EG Services Bhd	10,128,600	2,174,540
NETHERLANDS - 1.7%
Financials - 1.7%
Financial Services - 1.7%
Adyen NV (b)(c)(d)	1,884	2,803,417
UNITED ARAB EMIRATES - 0.9%
Information Technology - 0.9%
Software - 0.9%
Phoenix Group PLC	4,655,165	1,508,187
UNITED STATES - 69.3%
Financials - 40.0%
Capital Markets - 16.4%
Bakkt Holdings Inc Class A (a)(b)	88,556	2,193,532
Coinbase Global Inc Class A (b)	77,458	19,232,821
Galaxy Digital Holdings Ltd (a)(b)	119,727	2,080,363
Robinhood Markets Inc Class A (b)	101,127	3,767,992
		27,274,708
Financial Services - 23.6%
Block Inc Class A (b)	71,363	6,065,142
Corpay Inc (b)	8,032	2,718,189
Fidelity National Information Services Inc	34,529	2,788,907
Fiserv Inc (b)	14,471	2,972,633
Flywire Corp (b)	112,554	2,320,863
Global Payments Inc	25,482	2,855,513
Marqeta Inc Class A (b)	595,246	2,255,982
Mastercard Inc Class A	5,628	2,963,536
Payoneer Global Inc (b)	235,284	2,362,251
PayPal Holdings Inc (b)	33,152	2,829,523
Shift4 Payments Inc Class A (a)(b)	28,956	3,005,055
Visa Inc Class A	9,551	3,018,499
WEX Inc (a)(b)	16,159	2,832,996
		38,989,089
TOTAL FINANCIALS		66,263,797

Information Technology - 29.3%
IT Services - 6.0%
Applied Digital Corp (a)(b)	541,296	4,135,501
Core Scientific Inc	409,381	5,751,803
		9,887,304
Software - 23.3%
Bit Digital Inc (a)(b)	909,584	2,665,081
Bitdeer Technologies Group Class A (a)(b)	241,340	5,229,838
Cipher Mining Inc (a)(b)	639,398	2,966,807
Cleanspark Inc (a)(b)	664,474	6,119,806
MARA Holdings Inc (a)(b)	614,511	10,305,350
Riot Platforms Inc (a)(b)	637,005	6,503,821
Terawulf Inc (a)(b)	844,381	4,779,196
		38,569,899
TOTAL INFORMATION TECHNOLOGY		48,457,203

TOTAL UNITED STATES		114,721,000
TOTAL COMMON STOCKS (Cost $142,492,036)		164,847,272

Money Market Funds - 30.5%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (e)(f) (Cost $50,597,733)	4.35	50,592,674	50,597,733

TOTAL INVESTMENT IN SECURITIES - 130.1% (Cost $193,089,769)	215,445,005
NET OTHER ASSETS (LIABILITIES) - (30.1)%	(49,897,240)
NET ASSETS - 100.0%	165,547,765

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME Micro NASDAQ 100 Index Contracts (United States)	16	Mar 2025	679,248	(23,420)	(23,420)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,962,271 or 3.0% of net assets.

(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $4,962,271 or 3.0% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	40,485	15,903,238	15,943,723	5,592	-	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	-	93,726,869	43,129,136	58,327	-	-	50,597,733	50,592,674	0.2%
Total	40,485	109,630,107	59,072,859	63,919	-	-	50,597,733	50,592,674

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	3,078,694	3,078,694	-	-
Financials	87,109,363	87,109,363	-	-
Industrials	2,174,540	2,174,540	-	-
Information Technology	72,484,675	72,484,675	-	-

Money Market Funds	50,597,733	50,597,733	-	-
Total Investments in Securities:	215,445,005	215,445,005	-	-
Derivative Instruments: Liabilities
Futures Contracts	(23,420)	(23,420)	-	-
Total Liabilities	(23,420)	(23,420)	-	-
Total Derivative Instruments:	(23,420)	(23,420)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(23,420)
Total Equity Risk	0	(23,420)
Total Value of Derivatives	0	(23,420)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Crypto Industry and Digital Payments ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of December 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $47,642,886) - See accompanying schedule:
Unaffiliated issuers (cost $142,492,036)	$164,847,272
Fidelity Central Funds (cost $50,597,733)	50,597,733

Total Investment in Securities (cost $193,089,769)		$215,445,005
Segregated cash with brokers for derivative instruments		36,565
Cash		818,418
Foreign currency held at value (cost $1,699,101)		1,699,211
Receivable for investments sold		5,480,324
Receivable for fund shares sold		577
Dividends receivable		45,241
Distributions receivable from Fidelity Central Funds		47,293
Other receivables		10
Total assets		223,572,644
Liabilities
Payable for investments purchased	$2,462,811
Payable for fund shares redeemed	4,869,118
Distributions payable	31,500
Accrued management fee	57,631
Payable for daily variation margin on futures contracts	6,072
Other payables and accrued expenses	14
Collateral on securities loaned	50,597,733
Total liabilities		58,024,879
Net Assets		$165,547,765
Net Assets consist of:
Paid in capital		$140,758,837
Total accumulated earnings (loss)		24,788,928
Net Assets		$165,547,765
Net Asset Value, offering price and redemption price per share ($165,547,765 ÷ 5,100,000 shares)		$32.46
Statement of Operations
Six months ended December 31, 2024 (Unaudited)
Investment Income
Dividends		$68,521
Special dividends		17,737
Interest		525
Income from Fidelity Central Funds (including $58,327 from security lending)		63,919
Income before foreign taxes withheld		$150,702
Less foreign taxes withheld		(7,632)
Total income		143,070
Expenses
Management fee	$233,374
Independent trustees' fees and expenses	230
Miscellaneous	283
Total expenses before reductions	233,887
Expense reductions	(697)
Total expenses after reductions		233,190
Net Investment income (loss)		(90,120)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(7,456,136)
Redemptions in-kind	15,404,076
Foreign currency transactions	(10,308)
Futures contracts	8,745
Total net realized gain (loss)		7,946,377
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(4,015,212)
Assets and liabilities in foreign currencies	(319)
Futures contracts	(23,500)
Total change in net unrealized appreciation (depreciation)		(4,039,031)
Net gain (loss)		3,907,346
Net increase (decrease) in net assets resulting from operations		$3,817,226
Statement of Changes in Net Assets

	Six months ended December 31, 2024 (Unaudited)	Year ended June 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(90,120)	$(127,893)
Net realized gain (loss)	7,946,377	8,999,521
Change in net unrealized appreciation (depreciation)	(4,039,031)	17,470,116
Net increase (decrease) in net assets resulting from operations	3,817,226	26,341,744
Distributions to shareholders	(1,957,600)	(135,150)

Share transactions
Proceeds from sales of shares	86,308,000	51,747,447
Cost of shares redeemed	(26,412,381)	(10,623,302)

Net increase (decrease) in net assets resulting from share transactions	59,895,619	41,124,145
Total increase (decrease) in net assets	61,755,245	67,330,739

Net Assets
Beginning of period	103,792,520	36,461,781
End of period	$165,547,765	$103,792,520

Other Information
Shares
Sold	2,350,000	2,050,000
Redeemed	(800,000)	(400,000)
Net increase (decrease)	1,550,000	1,650,000

Financial Highlights
Fidelity® Crypto Industry and Digital Payments ETF

	Six months ended (Unaudited) December 31, 2024	Years ended June 30, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$29.24	$19.19	$12.39	$25.76
Income from Investment Operations
Net investment income (loss) B,C	(.02) D	(.04)	(.03)	(.01)
Net realized and unrealized gain (loss)	3.62	10.14	6.83	(13.36)
Total from investment operations	3.60	10.10	6.80	(13.37)
Distributions from net investment income	(.38)	(.05)	-	-
Total distributions	(.38)	(.05)	-	-
Net asset value, end of period	$32.46	$29.24	$19.19	$12.39
Total Return E,F,G	12.23%	52.67%	54.94%	(51.92)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.38% J	.42%	.39%	.39% J
Expenses net of fee waivers, if any	.38 % J	.40%	.39%	.39% J
Expenses net of all reductions	.38% J	.40%	.39%	.39% J
Net investment income (loss)	(.16)% D,J	(.19)%	(.19)%	(.29)% J
Supplemental Data
Net assets, end of period (000 omitted)	$165,548	$103,793	$36,462	$13,005
Portfolio turnover rate K,L	119 % J	53%	55%	28% M

AFor the period April 19, 2022 (commencement of operations) through June 30, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to less than $.005 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.18)%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GBased on net asset value.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
MAmount not annualized.
Fidelity® Digital Health ETF
Schedule of Investments December 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 100.0%
	Shares	Value ($)
AUSTRALIA - 6.8%
Health Care - 5.9%
Health Care Equipment & Supplies - 3.2%
Cochlear Ltd	1,368	245,528
Health Care Technology - 2.7%
Pro Medicus Ltd	1,360	210,612
TOTAL HEALTH CARE		456,140

Information Technology - 0.9%
Software - 0.9%
Catapult Group International Ltd (a)	31,714	72,849
TOTAL AUSTRALIA		528,989
CANADA - 1.2%
Health Care - 1.2%
Health Care Providers & Services - 1.2%
Well Health Technologies Corp (a)	20,525	97,901
CHINA - 5.0%
Consumer Staples - 4.3%
Consumer Staples Distribution & Retail - 4.3%
Alibaba Health Information Technology Ltd (a)	308,000	131,638
JD Health International Inc (a)(b)(c)	44,850	162,242
Ping An Healthcare and Technology Co Ltd (b)(c)	51,400	41,025
		334,905
Health Care - 0.7%
Health Care Technology - 0.7%
Yidu Tech Inc (a)(b)(c)	96,300	59,382
TOTAL CHINA		394,287
DENMARK - 1.9%
Health Care - 1.9%
Health Care Equipment & Supplies - 1.9%
Demant A/S (a)	4,077	149,570
GERMANY - 4.8%
Health Care - 4.8%
Health Care Equipment & Supplies - 3.6%
Siemens Healthineers AG (b)(c)	5,304	281,206
Health Care Technology - 1.2%
CompuGroup Medical SE & Co KgaA	4,108	92,563
TOTAL GERMANY		373,769
JAPAN - 2.6%
Health Care - 2.6%
Health Care Equipment & Supplies - 1.7%
Nihon Kohden Corp	9,600	131,698
Health Care Technology - 0.9%
JMDC Inc	3,000	74,942
TOTAL JAPAN		206,640
KOREA (SOUTH) - 1.8%
Health Care - 1.8%
Health Care Equipment & Supplies - 0.6%
Vuno Inc (a)	2,857	46,964
Health Care Technology - 1.2%
Lunit Inc	2,132	92,397
TOTAL KOREA (SOUTH)		139,361
NETHERLANDS - 5.6%
Consumer Staples - 1.5%
Consumer Staples Distribution & Retail - 1.5%
Redcare Pharmacy NV (a)(b)(c)	876	119,464
Health Care - 4.1%
Health Care Equipment & Supplies - 4.1%
Koninklijke Philips NV	12,662	319,921
TOTAL NETHERLANDS		439,385
NEW ZEALAND - 3.4%
Health Care - 3.4%
Health Care Equipment & Supplies - 3.4%
Fisher & Paykel Healthcare Corp Ltd	12,295	264,510
SWEDEN - 1.9%
Health Care - 1.9%
Health Care Technology - 1.9%
Sectra AB B Shares (a)	5,889	147,448
SWITZERLAND - 4.4%
Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.7%
DocMorris AG (a)	2,343	51,656
Health Care - 3.7%
Health Care Equipment & Supplies - 3.7%
Sonova Holding AG	892	291,641
TOTAL SWITZERLAND		343,297
UNITED STATES - 60.6%
Health Care - 54.4%
Health Care Equipment & Supplies - 29.1%
Axogen Inc (a)	5,522	91,003
Dexcom Inc (a)	4,696	365,208
Inspire Medical Systems Inc (a)	997	184,824
Insulet Corp (a)	1,182	308,585
Intuitive Surgical Inc (a)	677	353,367
iRhythm Technologies Inc (a)	1,692	152,568
Masimo Corp (a)	1,261	208,443
Omnicell Inc (a)	2,623	116,776
ResMed Inc	1,548	354,012
Tandem Diabetes Care Inc (a)	4,123	148,510
		2,283,296
Health Care Providers & Services - 9.5%
Accolade Inc (a)	15,792	54,008
Astrana Health Inc (a)	2,638	83,176
Cigna Group/The	511	141,108
CorVel Corp (a)	1,203	133,846
Hims & Hers Health Inc Class A (a)	6,164	149,046
Premier Inc Class A	5,674	120,289
Talkspace Inc Class A (a)	20,846	64,414
		745,887
Health Care Technology - 13.7%
Doximity Inc Class A (a)	3,738	199,572
Evolent Health Inc Class A (a)	8,693	97,796
GoodRx Holdings Inc Class A (a)	13,933	64,788
Health Catalyst Inc (a)	8,929	63,128
HealthStream Inc	2,685	85,383
Phreesia Inc (a)	4,786	120,416
Teladoc Health Inc (a)	11,254	102,299
Veeva Systems Inc Class A (a)	1,600	336,400
		1,069,782
Life Sciences Tools & Services - 2.1%
IQVIA Holdings Inc (a)	824	161,924
TOTAL HEALTH CARE		4,260,889

Industrials - 2.0%
Professional Services - 2.0%
Maximus Inc	2,171	162,065
Information Technology - 4.2%
IT Services - 2.0%
Cognizant Technology Solutions Corp Class A	2,040	156,876
Technology Hardware, Storage & Peripherals - 2.2%
Apple Inc	678	169,785
TOTAL INFORMATION TECHNOLOGY		326,661

TOTAL UNITED STATES		4,749,615
TOTAL COMMON STOCKS (Cost $7,569,957)		7,834,772

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $738)	4.36	738	737

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $7,570,695)	7,835,509
NET OTHER ASSETS (LIABILITIES) - 0.0%	562
NET ASSETS - 100.0%	7,836,071

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $663,319 or 8.5% of net assets.

(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $663,319 or 8.5% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	690,518	689,780	131	-	(1)	737	738	0.0%
Total	-	690,518	689,780	131	-	(1)	737	738

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Staples	506,025	506,025	-	-
Health Care	6,767,172	6,767,172	-	-
Industrials	162,065	162,065	-	-
Information Technology	399,510	399,510	-	-

Money Market Funds	737	737	-	-
Total Investments in Securities:	7,835,509	7,835,509	-	-
Fidelity® Digital Health ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of December 31, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $7,569,957)	$7,834,772
Fidelity Central Funds (cost $738)	737

Total Investment in Securities (cost $7,570,695)		$7,835,509
Dividends receivable		116,697
Distributions receivable from Fidelity Central Funds		122
Total assets		7,952,328
Liabilities
Payable to custodian bank	$112,783
Payable for investments purchased	807
Accrued management fee	2,667
Total liabilities		116,257
Net Assets		$7,836,071
Net Assets consist of:
Paid in capital		$11,032,107
Total accumulated earnings (loss)		(3,196,036)
Net Assets		$7,836,071
Net Asset Value, offering price and redemption price per share ($7,836,071 ÷ 400,000 shares)		$19.59
Statement of Operations
Six months ended December 31, 2024 (Unaudited)
Investment Income
Dividends		$13,755
Special dividends		113,207
Income from Fidelity Central Funds		131
Total income		127,093
Expenses
Management fee	$16,118
Independent trustees' fees and expenses	18
Miscellaneous	22
Total expenses before reductions	16,158
Expense reductions	(17)
Total expenses after reductions		16,141
Net Investment income (loss)		110,952
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,055,629)
Redemptions in-kind	245,641
Foreign currency transactions	(403)
Total net realized gain (loss)		(810,391)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,365,282
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	54
Total change in net unrealized appreciation (depreciation)		1,365,335
Net gain (loss)		554,944
Net increase (decrease) in net assets resulting from operations		$665,896
Statement of Changes in Net Assets

	Six months ended December 31, 2024 (Unaudited)	Year ended June 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$110,952	$2,851
Net realized gain (loss)	(810,391)	(938,755)
Change in net unrealized appreciation (depreciation)	1,365,335	339,751
Net increase (decrease) in net assets resulting from operations	665,896	(596,153)
Distributions to shareholders	(115,200)	(4,950)

Share transactions
Cost of shares redeemed	(978,653)	(963,021)

Net increase (decrease) in net assets resulting from share transactions	(978,653)	(963,021)
Total increase (decrease) in net assets	(427,957)	(1,564,124)

Net Assets
Beginning of period	8,264,028	9,828,152
End of period	$7,836,071	$8,264,028

Other Information
Shares
Redeemed	(50,000)	(50,000)
Net increase (decrease)	(50,000)	(50,000)

Financial Highlights
Fidelity® Digital Health ETF

	Six months ended (Unaudited) December 31, 2024	Years ended June 30, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$18.36	$19.66	$18.58	$25.10
Income from Investment Operations
Net investment income (loss) B,C	.26 D	.01	.03 E	(.01)
Net realized and unrealized gain (loss)	1.26	(1.30)	1.08	(6.51)
Total from investment operations	1.52	(1.29)	1.11	(6.52)
Distributions from net investment income	(.29)	(.01)	(.03)	-
Total distributions	(.29)	(.01)	(.03)	-
Net asset value, end of period	$19.59	$18.36	$19.66	$18.58
Total Return F,G,H	8.22%	(6.52)%	5.98%	(25.99)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.38% K	.42%	.39%	.39% K
Expenses net of fee waivers, if any	.38 % K	.40%	.39%	.39% K
Expenses net of all reductions	.38% K	.40%	.39%	.39% K
Net investment income (loss)	1.32% D,K	.03%	.18% E	(.05)% K
Supplemental Data
Net assets, end of period (000 omitted)	$7,836	$8,264	$9,828	$9,289
Portfolio turnover rate L	59 % K,M	42% M	36%	48% M,N

AFor the period October 5, 2021 (commencement of operations) through June 30, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.27 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.05)%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.03)%.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HBased on net asset value.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MPortfolio turnover rate excludes securities received or delivered in-kind.
NAmount not annualized.
Fidelity® Electric Vehicles and Future Transportation ETF
Schedule of Investments December 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
ARGENTINA - 0.9%
Materials - 0.9%
Chemicals - 0.9%
Arcadium Lithium PLC	52,024	266,883
AUSTRIA - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
ams-OSRAM AG (a)	27,841	182,360
BAILIWICK OF JERSEY - 4.8%
Consumer Discretionary - 4.8%
Automobile Components - 4.8%
Aptiv PLC	22,265	1,346,587
BELGIUM - 1.6%
Information Technology - 1.6%
Semiconductors & Semiconductor Equipment - 1.6%
Melexis NV	7,633	446,574
CANADA - 1.4%
Industrials - 1.4%
Machinery - 1.4%
NFI Group Inc (a)	39,495	384,460
CHINA - 29.7%
Consumer Discretionary - 23.4%
Automobile Components - 1.7%
Hesai Group ADR (a)(b)	33,940	469,051
Automobiles - 21.7%
BYD Co Ltd H Shares	38,500	1,321,340
Li Auto Inc A Shares (a)	114,400	1,383,619
NIO Inc A Shares (a)	238,770	1,069,677
XPeng Inc A Shares (a)	177,000	1,062,964
Yadea Group Holdings Ltd (c)(d)	367,073	611,477
Zhejiang Leapmotor Technology Co Ltd H Shares (a)(c)(d)	157,700	660,809
		6,109,886
TOTAL CONSUMER DISCRETIONARY		6,578,937

Information Technology - 5.6%
Semiconductors & Semiconductor Equipment - 5.6%
indie Semiconductor Inc Class A (a)(b)	87,753	355,400
NXP Semiconductors NV	5,837	1,213,220
		1,568,620
Materials - 0.7%
Chemicals - 0.7%
Ganfeng Lithium Group Co Ltd H Shares (c)(d)	80,280	207,729
TOTAL CHINA		8,355,286
FRANCE - 2.7%
Consumer Discretionary - 2.7%
Automobile Components - 2.7%
Forvia SE	56,268	505,745
Valeo SE	27,491	265,084

TOTAL FRANCE		770,829
GERMANY - 4.3%
Information Technology - 4.3%
Semiconductors & Semiconductor Equipment - 4.3%
Infineon Technologies AG	37,082	1,205,710
HONG KONG - 0.8%
Consumer Discretionary - 0.8%
Automobiles - 0.8%
Polestar Automotive Holding UK PLC Class A ADR (a)(b)	223,988	235,187
ISRAEL - 2.2%
Consumer Discretionary - 2.2%
Automobile Components - 2.2%
Mobileye Global Inc Class A (a)(b)	31,144	620,388
JAPAN - 6.6%
Consumer Discretionary - 1.9%
Household Durables - 1.9%
JVCKenwood Corp	49,100	545,642
Information Technology - 4.7%
Electronic Equipment, Instruments & Components - 2.0%
Alps Alpine Co Ltd	54,400	558,157
Semiconductors & Semiconductor Equipment - 2.7%
Allegro MicroSystems Inc (a)(b)	34,377	751,482
TOTAL JAPAN		1,855,281
KOREA (SOUTH) - 3.1%
Industrials - 1.4%
Electrical Equipment - 1.4%
Doosan Fuel Cell Co Ltd (a)	15,506	168,105
LG Energy Solution Ltd (a)	943	222,915
		391,020
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.9%
Samsung SDI Co Ltd	1,472	247,475
Materials - 0.8%
Chemicals - 0.8%
LG Chem Ltd	1,389	235,879
TOTAL KOREA (SOUTH)		874,374
SINGAPORE - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
STMicroelectronics NV (Italy)	8,552	212,623
UNITED STATES - 40.4%
Consumer Discretionary - 21.2%
Automobile Components - 7.9%
Adient PLC (a)	27,295	470,293
Gentex Corp	34,464	990,151
Luminar Technologies Inc Class A (a)(b)	28,314	152,329
Visteon Corp (a)	6,867	609,240
		2,222,013
Automobiles - 12.6%
Lucid Group Inc Class A (a)(b)	296,650	895,883
Rivian Automotive Inc Class A (a)(b)	94,500	1,256,850
Tesla Inc (a)	3,429	1,384,768
		3,537,501
Specialty Retail - 0.7%
EVgo Inc Class A (a)(b)	54,832	222,070
TOTAL CONSUMER DISCRETIONARY		5,981,584

Industrials - 13.6%
Electrical Equipment - 5.1%
Bloom Energy Corp Class A (a)	10,214	226,853
ChargePoint Holdings Inc Class A (a)(b)	236,515	253,071
Plug Power Inc (a)(b)	97,609	207,907
Sensata Technologies Holding PLC	27,436	751,747
		1,439,578
Ground Transportation - 6.9%
Lyft Inc Class A (a)	59,992	773,897
Uber Technologies Inc (a)	19,426	1,171,776
		1,945,673
Machinery - 1.6%
Blue Bird Corp (a)(b)	11,658	450,348
TOTAL INDUSTRIALS		3,835,599

Information Technology - 4.8%
Semiconductors & Semiconductor Equipment - 4.8%
Analog Devices Inc	780	165,719
Diodes Inc (a)	4,245	261,789
Lattice Semiconductor Corp (a)	4,590	260,024
ON Semiconductor Corp (a)	2,553	160,966
SiTime Corp (a)	1,191	255,505
Skyworks Solutions Inc	2,812	249,368
		1,353,371
Materials - 0.8%
Chemicals - 0.8%
Albemarle Corp	2,495	214,770
TOTAL UNITED STATES		11,385,324
TOTAL COMMON STOCKS (Cost $33,664,802)		28,141,866

Money Market Funds - 21.3%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (e)(f) (Cost $5,991,324)	4.35	5,990,725	5,991,325

TOTAL INVESTMENT IN SECURITIES - 121.2% (Cost $39,656,126)	34,133,191
NET OTHER ASSETS (LIABILITIES) - (21.2)%	(5,970,525)
NET ASSETS - 100.0%	28,162,666

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,480,015 or 5.3% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,480,015 or 5.3% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	8,184	1,940,049	1,948,233	276	-	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	-	11,735,502	5,744,178	16,706	-	1	5,991,325	5,990,725	0.0%
Total	8,184	13,675,551	7,692,411	16,982	-	1	5,991,325	5,990,725

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Discretionary	16,079,154	16,079,154	-	-
Industrials	4,611,079	4,611,079	-	-
Information Technology	6,526,372	6,526,372	-	-
Materials	925,261	925,261	-	-

Money Market Funds	5,991,325	5,991,325	-	-
Total Investments in Securities:	34,133,191	34,133,191	-	-
Fidelity® Electric Vehicles and Future Transportation ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of December 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,621,043) - See accompanying schedule:
Unaffiliated issuers (cost $33,664,802)	$28,141,866
Fidelity Central Funds (cost $5,991,324)	5,991,325

Total Investment in Securities (cost $39,656,126)		$34,133,191
Foreign currency held at value (cost $132)		129
Dividends receivable		21,518
Distributions receivable from Fidelity Central Funds		9,182
Total assets		34,164,020
Liabilities
Payable to custodian bank	$336
Accrued management fee	9,693
Collateral on securities loaned	5,991,325
Total liabilities		6,001,354
Net Assets		$28,162,666
Net Assets consist of:
Paid in capital		$61,320,923
Total accumulated earnings (loss)		(33,158,257)
Net Assets		$28,162,666
Net Asset Value, offering price and redemption price per share ($28,162,666 ÷ 2,100,000 shares)		$13.41
Statement of Operations
Six months ended December 31, 2024 (Unaudited)
Investment Income
Dividends		$80,503
Income from Fidelity Central Funds (including $16,706 from security lending)		16,982
Income before foreign taxes withheld		$97,485
Less foreign taxes withheld		(5,878)
Total income		91,607
Expenses
Management fee	$60,394
Independent trustees' fees and expenses	70
Miscellaneous	265
Total expenses before reductions	60,729
Expense reductions	(158)
Total expenses after reductions		60,571
Net Investment income (loss)		31,036
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(6,914,884)
Redemptions in-kind	326,436
Foreign currency transactions	(2,368)
Total net realized gain (loss)		(6,590,816)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	6,686,556
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	(442)
Total change in net unrealized appreciation (depreciation)		6,686,115
Net gain (loss)		95,299
Net increase (decrease) in net assets resulting from operations		$126,335
Statement of Changes in Net Assets

	Six months ended December 31, 2024 (Unaudited)	Year ended June 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$31,036	$190,710
Net realized gain (loss)	(6,590,816)	(7,645,453)
Change in net unrealized appreciation (depreciation)	6,686,115	(8,068,367)
Net increase (decrease) in net assets resulting from operations	126,335	(15,523,110)
Distributions to shareholders	(27,500)	(178,200)

Share transactions
Proceeds from sales of shares	-	1,007,818
Cost of shares redeemed	(4,723,337)	(6,914,724)

Net increase (decrease) in net assets resulting from share transactions	(4,723,337)	(5,906,906)
Total increase (decrease) in net assets	(4,624,502)	(21,608,216)

Net Assets
Beginning of period	32,787,168	54,395,384
End of period	$28,162,666	$32,787,168

Other Information
Shares
Sold	-	50,000
Redeemed	(350,000)	(450,000)
Net increase (decrease)	(350,000)	(400,000)

Financial Highlights
Fidelity® Electric Vehicles and Future Transportation ETF

	Six months ended (Unaudited) December 31, 2024	Years ended June 30, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$13.38	$19.09	$17.82	$25.20
Income from Investment Operations
Net investment income (loss) B,C	.01	.07	.05	.04
Net realized and unrealized gain (loss)	.03	(5.71)	1.27	(7.39)
Total from investment operations	.04	(5.64)	1.32	(7.35)
Distributions from net investment income	(.01)	(.07)	(.05)	(.03)
Total distributions	(.01)	(.07)	(.05)	(.03)
Net asset value, end of period	$13.41	$13.38	$19.09	$17.82
Total Return D,E,F	.31%	(29.55)%	7.36%	(29.15)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.38% I	.42%	.39%	.39% I
Expenses net of fee waivers, if any	.38 % I	.40%	.39%	.39% I
Expenses net of all reductions	.38% I	.40%	.39%	.39% I
Net investment income (loss)	.20% I	.44%	.26%	.25% I
Supplemental Data
Net assets, end of period (000 omitted)	$28,163	$32,787	$54,395	$38,318
Portfolio turnover rate J,K	78 % I	54%	62%	31% L

AFor the period October 5, 2021 (commencement of operations) through June 30, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JPortfolio turnover rate excludes securities received or delivered in-kind.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LAmount not annualized.
Fidelity® Metaverse ETF
Schedule of Investments December 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
CHINA - 6.9%
Communication Services - 4.8%
Entertainment - 2.7%
Netease Inc	47,000	837,390
Interactive Media & Services - 2.1%
Hello Group Inc Class A ADR	30,997	238,987
Meitu Inc (a)(b)(c)	580,000	221,757
Weibo Corp Class A ADR	20,927	199,853
		660,597
TOTAL COMMUNICATION SERVICES		1,497,987

Information Technology - 2.1%
Electronic Equipment, Instruments & Components - 1.5%
Sunny Optical Technology Group Co Ltd	52,000	460,894
IT Services - 0.6%
Vnet Group Inc Class A ADR (d)	44,818	212,437
TOTAL INFORMATION TECHNOLOGY		673,331

TOTAL CHINA		2,171,318
FRANCE - 3.1%
Communication Services - 0.8%
Entertainment - 0.8%
Ubisoft Entertainment SA (d)	18,262	248,670
Information Technology - 2.3%
Software - 2.3%
Dassault Systemes SE	21,058	730,487
TOTAL FRANCE		979,157
JAPAN - 1.4%
Communication Services - 1.4%
Entertainment - 1.4%
Nexon Co Ltd	29,900	452,134
KOREA (SOUTH) - 10.8%
Communication Services - 6.3%
Entertainment - 4.2%
Kakao Games Corp (d)	13,316	148,162
Krafton Inc (d)	2,023	429,432
NCSoft Corp	2,044	254,224
Netmarble Corp (a)(c)(d)	5,225	183,495
Pearl Abyss Corp (d)	7,939	149,380
Wemade Co Ltd (d)	5,682	135,667
		1,300,360
Interactive Media & Services - 2.1%
NAVER Corp	5,067	684,595
TOTAL COMMUNICATION SERVICES		1,984,955

Information Technology - 4.5%
Technology Hardware, Storage & Peripherals - 4.5%
Samsung Electronics Co Ltd	38,870	1,404,669
TOTAL KOREA (SOUTH)		3,389,624
SWEDEN - 1.0%
Communication Services - 1.0%
Entertainment - 1.0%
Embracer Group AB B Shares (d)	112,064	305,890
TAIWAN - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Himax Technologies Inc ADR	31,913	256,580
UNITED KINGDOM - 0.8%
Information Technology - 0.8%
IT Services - 0.8%
Endava PLC Class A ADR (d)	8,194	253,194
UNITED STATES - 75.0%
Communication Services - 23.3%
Entertainment - 7.9%
Electronic Arts Inc	5,709	835,227
ROBLOX Corp Class A (d)	14,409	833,705
Take-Two Interactive Software Inc (d)	4,465	821,917
		2,490,849
Interactive Media & Services - 15.4%
Alphabet Inc Class A	8,545	1,617,569
Meta Platforms Inc Class A	2,422	1,418,105
Pinterest Inc Class A (d)	21,878	634,462
Reddit Inc Class A	3,772	616,496
Snap Inc Class A (d)	48,187	518,973
		4,805,605
TOTAL COMMUNICATION SERVICES		7,296,454

Industrials - 0.7%
Professional Services - 0.7%
Planet Labs PBC Class A (b)(d)	50,310	203,252
Information Technology - 42.8%
IT Services - 0.7%
Fastly Inc Class A (d)	23,923	225,833
Semiconductors & Semiconductor Equipment - 15.8%
Advanced Micro Devices Inc (d)	10,435	1,260,444
Ambarella Inc (d)	4,545	330,603
Cirrus Logic Inc (d)	4,029	401,208
Navitas Semiconductor Corp Class A (b)(d)	44,217	157,855
NVIDIA Corp	10,169	1,365,595
QUALCOMM Inc	9,197	1,412,843
		4,928,548
Software - 19.3%
Adobe Inc (d)	2,741	1,218,868
Altair Engineering Inc Class A (b)(d)	4,160	453,898
Autodesk Inc (d)	3,864	1,142,082
Bentley Systems Inc Class B (b)	9,590	447,853
Matterport Inc Class A (d)	51,123	242,323
Microsoft Corp	3,333	1,404,860
PTC Inc (d)	3,798	698,338
Unity Software Inc (d)	17,532	393,944
		6,002,166
Technology Hardware, Storage & Peripherals - 7.0%
Apple Inc	6,069	1,519,799
Super Micro Computer Inc (d)	17,390	530,047
Turtle Beach Corp (d)	7,848	135,849
		2,185,695
TOTAL INFORMATION TECHNOLOGY		13,342,242

Real Estate - 8.2%
Real Estate Management & Development - 0.6%
eXp World Holdings Inc (b)	17,040	196,130
Specialized REITs - 7.6%
Digital Realty Trust Inc	5,873	1,041,459
Equinix Inc	1,412	1,331,361
		2,372,820
TOTAL REAL ESTATE		2,568,950

TOTAL UNITED STATES		23,410,898
TOTAL COMMON STOCKS (Cost $29,021,180)		31,218,795

Money Market Funds - 4.7%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (e)(f) (Cost $1,461,925)	4.35	1,461,779	1,461,925

TOTAL INVESTMENT IN SECURITIES - 104.5% (Cost $30,483,105)	32,680,720
NET OTHER ASSETS (LIABILITIES) - (4.5)%	(1,412,168)
NET ASSETS - 100.0%	31,268,552

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME Micro NASDAQ 100 Index Contracts (United States)	1	Mar 2025	42,453	(1,409)	(1,409)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $405,252 or 1.3% of net assets.

(b)	Security or a portion of the security is on loan at period end.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $405,252 or 1.3% of net assets.

(d)	Non-income producing
(e)	Investment made with cash collateral received from securities on loan.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	1,179,163	1,179,163	1,155	-	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	-	3,768,574	2,306,649	4,114	-	-	1,461,925	1,461,779	0.0%
Total	-	4,947,737	3,485,812	5,269	-	-	1,461,925	1,461,779

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	11,786,090	11,786,090	-	-
Industrials	203,252	203,252	-	-
Information Technology	16,660,503	16,660,503	-	-
Real Estate	2,568,950	2,568,950	-	-

Money Market Funds	1,461,925	1,461,925	-	-
Total Investments in Securities:	32,680,720	32,680,720	-	-
Derivative Instruments: Liabilities
Futures Contracts	(1,409)	(1,409)	-	-
Total Liabilities	(1,409)	(1,409)	-	-
Total Derivative Instruments:	(1,409)	(1,409)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(1,409)
Total Equity Risk	0	(1,409)
Total Value of Derivatives	0	(1,409)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Metaverse ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of December 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,368,608) - See accompanying schedule:
Unaffiliated issuers (cost $29,021,180)	$31,218,795
Fidelity Central Funds (cost $1,461,925)	1,461,925

Total Investment in Securities (cost $30,483,105)		$32,680,720
Segregated cash with brokers for derivative instruments		6,910
Cash		14,397
Foreign currency held at value (cost $14,979)		14,944
Dividends receivable		20,857
Distributions receivable from Fidelity Central Funds		3,557
Total assets		32,741,385
Liabilities
Accrued management fee	$10,528
Payable for daily variation margin on futures contracts	380
Collateral on securities loaned	1,461,925
Total liabilities		1,472,833
Net Assets		$31,268,552
Net Assets consist of:
Paid in capital		$31,149,991
Total accumulated earnings (loss)		118,561
Net Assets		$31,268,552
Net Asset Value, offering price and redemption price per share ($31,268,552 ÷ 1,050,000 shares)		$29.78
Statement of Operations
Six months ended December 31, 2024 (Unaudited)
Investment Income
Dividends		$88,188
Interest		171
Income from Fidelity Central Funds (including $4,114 from security lending)		5,269
Total income		93,628
Expenses
Management fee	$63,601
Independent trustees' fees and expenses	72
Miscellaneous	82
Total expenses before reductions	63,755
Expense reductions	(1,222)
Total expenses after reductions		62,533
Net Investment income (loss)		31,095
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,368,788)
Redemptions in-kind	1,173,365
Foreign currency transactions	(4,094)
Futures contracts	8,213
Total net realized gain (loss)		(191,304)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(567,022)
Assets and liabilities in foreign currencies	(267)
Futures contracts	(1,747)
Total change in net unrealized appreciation (depreciation)		(569,036)
Net gain (loss)		(760,340)
Net increase (decrease) in net assets resulting from operations		$(729,245)
Statement of Changes in Net Assets

	Six months ended December 31, 2024 (Unaudited)	Year ended June 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$31,095	$83,882
Net realized gain (loss)	(191,304)	2,308,628
Change in net unrealized appreciation (depreciation)	(569,036)	2,049,101
Net increase (decrease) in net assets resulting from operations	(729,245)	4,441,611
Distributions to shareholders	(74,250)	(100,500)

Share transactions
Proceeds from sales of shares	2,946,466	20,617,140
Cost of shares redeemed	(4,434,019)	(8,087,398)

Net increase (decrease) in net assets resulting from share transactions	(1,487,553)	12,529,742
Total increase (decrease) in net assets	(2,291,048)	16,870,853

Net Assets
Beginning of period	33,559,600	16,688,747
End of period	$31,268,552	$33,559,600

Other Information
Shares
Sold	100,000	750,000
Redeemed	(150,000)	(300,000)
Net increase (decrease)	(50,000)	450,000

Financial Highlights
Fidelity® Metaverse ETF

	Six months ended (Unaudited) December 31, 2024	Years ended June 30, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$30.51	$25.67	$21.32	$25.28
Income from Investment Operations
Net investment income (loss) B,C	.03	.10	.11 D	- E
Net realized and unrealized gain (loss)	(.69)	4.84	4.36	(3.96)
Total from investment operations	(.66)	4.94	4.47	(3.96)
Distributions from net investment income	(.07)	(.10)	(.12)	-
Total distributions	(.07)	(.10)	(.12)	-
Net asset value, end of period	$29.78	$30.51	$25.67	$21.32
Total Return F,G,H	(2.16) %	19.25%	21.06%	(15.67)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.38% K	.42%	.39%	.39% K
Expenses net of fee waivers, if any	.38 % K	.40%	.39%	.39% K
Expenses net of all reductions	.37% K	.40%	.39%	.39% K
Net investment income (loss)	.19% K	.35%	.49% D	.01% K
Supplemental Data
Net assets, end of period (000 omitted)	$31,269	$33,560	$16,689	$10,658
Portfolio turnover rate L,M	34 % K	52%	47%	8% N

AFor the period April 19, 2022 (commencement of operations) through June 30, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .22%.
EAmount represents less than $.005 per share.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HBased on net asset value.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LPortfolio turnover rate excludes securities received or delivered in-kind.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
NAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended December 31, 2024

1. Organization.
Fidelity Clean Energy ETF, Fidelity Cloud Computing ETF, Fidelity Crypto Industry and Digital Payments ETF, Fidelity Digital Health ETF, Fidelity Electric Vehicles and Future Transportation ETF and Fidelity Metaverse ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. Each Fund, with the exception of Fidelity Clean Energy ETF, Fidelity Cloud Computing ETF, Fidelity Digital Health ETF and Fidelity Electric Vehicles and Future Transportation ETF, is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Certain Funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

For Fidelity Clean Energy ETF, clean energy companies are subject to various risks, including fluctuations in commodity prices and/or interest rates, obsolescence of existing technology, short product cycles, changes in governmental and environmental regulations and enforcement policies, changes in U.S. and foreign government policies, including tax incentives and government subsidies, reduced availability of clean energy sources or other commodities, and extreme weather or other natural disasters.

For Fidelity Cloud Computing ETF, cloud computing companies are subject to various risks, including those associated with limited operating history, product lines, markets, financial resources or personnel, changes in business cycles, intense competition, potentially rapid product obsolescence, disruptions in service, changes in regulation, and cybersecurity attacks and other types of theft.

For Fidelity Crypto Industry and Digital Payments ETF, cryptocurrency and blockchain companies are subject to various risks, including inability to develop digital asset applications or to capitalize on those applications, theft, loss, or destruction of cryptographic keys, the possibility that digital asset technologies may never be fully implemented, cybersecurity risk, conflicting intellectual property claims, and inconsistent and changing regulations. Digital payments processing companies are subject to various risks, including those associated with intense competition, changes in regulation, economic conditions, deterioration in credit markets, impairment of intellectual property rights, disruptions in service, and cybersecurity attacks and other types of theft.

For Fidelity Digital Health ETF, digital health companies are subject to various risks, including competition, potentially rapid product obsolescence, increasing regulatory scrutiny, changes in government regulatory requirements, regulatory approval for new drugs and medical products, changes in business cycles, vulnerability to cybersecurity breaches, and unexpected events such as pandemics.

For Fidelity Electric Vehicles and Future Transportation ETF, electric vehicles and future transportation companies are subject to various risks, including those associated with limited product lines, markets, financial resources or personnel, intense competition, production delays, changes in governmental regulation, and litigation based on product liability claims.

For Fidelity Metaverse ETF, metaverse companies are subject to various risks, including those associated with limited product lines, markets, financial resources or personnel, intense competition, potentially rapid product obsolescence, impairment of intellectual property rights, disruptions in service, cybersecurity attacks, and changes in regulation.

Although each Fund's underlying index uses a rules-based proprietary index methodology that seeks to identify such companies, there is no guarantee that this methodology will be successful.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the Nasdaq Stock Market for Fidelity Crypto Industry and Digital Payments ETF and Fidelity Metaverse ETF, and of the Cboe BZX Exchange, Inc. (CboeBZX) for all other funds; and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends or foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable, as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Funds and is not distributed to shareholders of the Funds. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Clean Energy ETF	35,068,685	1,886,018	(12,688,201)	(10,802,183)
Fidelity Cloud Computing ETF	80,492,051	13,696,836	(4,381,996)	9,314,840
Fidelity Crypto Industry and Digital Payments ETF	194,833,023	31,020,613	(10,432,051)	20,588,562
Fidelity Digital Health ETF	7,667,251	1,060,658	(892,400)	168,258
Fidelity Electric Vehicles and Future Transportation ETF	39,858,491	2,302,765	(8,028,065)	(5,725,300)
Fidelity Metaverse ETF	30,621,844	5,191,138	(3,133,671)	2,057,467

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Clean Energy ETF	(2,939,218)	(6,040,398)	(8,979,616)
Fidelity Cloud Computing ETF	(1,564,044)	(4,036,604)	(5,600,648)
Fidelity Crypto Industry and Digital Payments ETF	(3,574,238)	(876,950)	(4,451,188)
Fidelity Digital Health ETF	(613,214)	(1,994,102)	(2,607,316)
Fidelity Electric Vehicles and Future Transportation ETF	(9,148,744)	(11,751,854)	(20,900,598)
Fidelity Metaverse ETF	(815,493)	(819,150)	(1,634,643)

Certain of the Funds elected to defer to the next fiscal year ordinary losses recognized during the period January 1, 2024 to June 30,2024. Loss deferrals were as follows:
Ordinary losses ($)
Fidelity Clean Energy ETF	(585)
Fidelity Cloud Computing ETF	(78)
Fidelity Electric Vehicles and Future Transportation ETF	(5,419)
Fidelity Metaverse ETF	(3,029)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Clean Energy ETF	7,581,352	6,961,088
Fidelity Cloud Computing ETF	27,769,893	15,150,153
Fidelity Crypto Industry and Digital Payments ETF	83,760,826	66,939,098
Fidelity Digital Health ETF	2,844,480	2,488,002
Fidelity Electric Vehicles and Future Transportation ETF	12,399,840	12,953,102
Fidelity Metaverse ETF	5,901,425	5,585,385

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Clean Energy ETF	664,828	-
Fidelity Cloud Computing ETF	2,954,691	17,531,235
Fidelity Crypto Industry and Digital Payments ETF	66,861,475	26,446,696
Fidelity Digital Health ETF	-	972,902
Fidelity Electric Vehicles and Future Transportation ETF	-	4,111,570
Fidelity Metaverse ETF	2,647,672	4,298,485

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Fee Rate
Fidelity Clean Energy ETF	.39%
Fidelity Cloud Computing ETF	.39%
Fidelity Crypto Industry and Digital Payments ETF	.39%
Fidelity Digital Health ETF	.39%
Fidelity Electric Vehicles and Future Transportation ETF	.39%
Fidelity Metaverse ETF	.39%

Sub-Adviser. Geode Capital Management, LLC (Geode) serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Cloud Computing ETF	87	-	-
Fidelity Crypto Industry and Digital Payments ETF	6,618	424	-
Fidelity Electric Vehicles and Future Transportation ETF	1,832	-	-
Fidelity Metaverse ETF	453	-	-
8. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Clean Energy ETF	170
Fidelity Cloud Computing ETF	653
Fidelity Crypto Industry and Digital Payments ETF	697
Fidelity Digital Health ETF	17
Fidelity Electric Vehicles and Future Transportation ETF	158
Fidelity Metaverse ETF	1,222
9. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	38,080,283,823.03	97.17
Withheld	1,109,333,237.47	2.83
TOTAL	39,189,617,060.50	100.00
Robert A. Lawrence
Affirmative	37,781,807,251.33	96.41
Withheld	1,407,809,809.17	3.59
TOTAL	39,189,617,060.50	100.00
Vijay C. Advani
Affirmative	37,869,526,083.09	96.63
Withheld	1,320,090,977.41	3.37
TOTAL	39,189,617,060.50	100.00
Thomas P. Bostick
Affirmative	38,025,875,898.31	97.03
Withheld	1,163,741,162.19	2.97
TOTAL	39,189,617,060.50	100.00
Donald F. Donahue
Affirmative	37,825,198,238.79	96.52
Withheld	1,364,418,821.71	3.48
TOTAL	39,189,617,060.50	100.00
Vicki L. Fuller
Affirmative	38,031,768,119.99	97.05
Withheld	1,157,848,940.51	2.95
TOTAL	39,189,617,060.50	100.00
Patricia L. Kampling
Affirmative	38,062,391,881.90	97.12
Withheld	1,127,225,178.60	2.88
TOTAL	39,189,617,060.50	100.00
Thomas A. Kennedy
Affirmative	37,891,434,776.27	96.69
Withheld	1,298,182,284.23	3.31
TOTAL	39,189,617,060.50	100.00
Oscar Munoz
Affirmative	37,976,932,673.73	96.91
Withheld	1,212,684,386.77	3.09
TOTAL	39,189,617,060.50	100.00
Karen B. Peetz
Affirmative	38,011,822,212.28	96.99
Withheld	1,177,794,848.22	3.01
TOTAL	39,189,617,060.50	100.00
David M. Thomas
Affirmative	37,976,058,118.16	96.90
Withheld	1,213,558,942.34	3.10
TOTAL	39,189,617,060.50	100.00
Susan Tomasky
Affirmative	37,845,471,684.67	96.57
Withheld	1,344,145,375.83	3.43
TOTAL	39,189,617,060.50	100.00
Michael E. Wiley
Affirmative	37,736,569,620.69	96.29
Withheld	1,453,047,439.81	3.71
TOTAL	39,189,617,060.50	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9903829.103
CEE-SANN-0325
Fidelity® Enhanced Emerging Markets ETF
Fidelity® Enhanced U.S. All-Cap Equity ETF

Semi-Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Enhanced Emerging Markets ETF
Schedule of Investments December 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
BRAZIL - 3.8%
Consumer Staples - 0.8%
Food Products - 0.7%
BRF SA ADR	15,800	64,306
Personal Care Products - 0.1%
Natura & Co Holding SA	7,100	14,665
TOTAL CONSUMER STAPLES		78,971

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleo Brasileiro SA	600	3,515
Financials - 1.7%
Banks - 1.7%
Banco do Brasil SA	17,100	66,902
Itau Unibanco Holding SA	8,000	39,794
NU Holdings Ltd/Cayman Islands Class A (b)	5,303	54,939
		161,635
Industrials - 1.1%
Aerospace & Defense - 0.7%
Embraer SA ADR (b)	1,875	68,775
Electrical Equipment - 0.4%
WEG SA	5,200	44,417
TOTAL INDUSTRIALS		113,192

Utilities - 0.2%
Water Utilities - 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1,200	17,190
TOTAL BRAZIL		374,503
CHILE - 0.8%
Consumer Discretionary - 0.5%
Specialty Retail - 0.5%
Empresas Copec SA	8,000	48,900
Industrials - 0.3%
Passenger Airlines - 0.3%
Latam Airlines Group SA	2,461,683	33,985
TOTAL CHILE		82,885
CHINA - 29.3%
Communication Services - 5.6%
Interactive Media & Services - 5.6%
Bilibili Inc Z Shares (b)	620	11,335
Kuaishou Technology B Shares (b)(c)(d)	4,900	26,088
Tencent Holdings Ltd	9,600	515,435
		552,858
Wireless Telecommunication Services - 0.0%
China United Network Communications Ltd A Shares (China)	3,700	2,692
TOTAL COMMUNICATION SERVICES		555,550

Consumer Discretionary - 9.8%
Automobile Components - 0.2%
Huayu Automotive Systems Co Ltd A Shares (China)	7,500	18,094
Automobiles - 2.3%
BYD Co Ltd A Shares (China)	300	11,617
BYD Co Ltd H Shares	3,000	102,979
Geely Automobile Holdings Ltd	37,000	70,602
Seres Group Co Ltd A Shares (China)	2,200	40,203
		225,401
Broadline Retail - 3.2%
Alibaba Group Holding Ltd	13,800	146,411
JD.com Inc A Shares	6,750	118,198
PDD Holdings Inc Class A ADR (b)	289	28,030
Vipshop Holdings Ltd Class A ADR	1,904	25,647
		318,286
Hotels, Restaurants & Leisure - 2.9%
Meituan B Shares (b)(c)(d)	9,400	183,603
Trip.com Group Ltd (b)	1,400	97,339
		280,942
Household Durables - 0.4%
Hisense Home Appliances Group Co Ltd A Shares (China)	4,500	17,816
Hisense Home Appliances Group Co Ltd H Shares	6,000	18,966
		36,782
Specialty Retail - 0.2%
Pop Mart International Group Ltd (c)(d)	1,400	16,160
Textiles, Apparel & Luxury Goods - 0.6%
Bosideng International Holdings Ltd	124,000	61,947
TOTAL CONSUMER DISCRETIONARY		957,612

Energy - 0.8%
Energy Equipment & Services - 0.3%
CNOOC Energy Technology & Services Ltd A Shares (China)	44,100	25,798
Oil, Gas & Consumable Fuels - 0.5%
PetroChina Co Ltd H Shares	62,000	48,775
TOTAL ENERGY		74,573

Financials - 5.0%
Banks - 0.5%
China Construction Bank Corp H Shares	39,000	32,539
Huaxia Bank Co Ltd A Shares (China)	17,500	19,203
		51,742
Capital Markets - 1.1%
China Galaxy Securities Co Ltd H Shares	14,000	12,780
Guotai Junan Securities Co Ltd A Shares (China)	21,800	55,700
Huatai Securities Co Ltd A Shares (China)	4,000	9,639
Huatai Securities Co Ltd H Shares (c)(d)	6,600	11,150
Shenwan Hongyuan Group Co Ltd A Shares (China)	25,600	18,763
SooChow Securities Co Ltd A Shares (China)	2,700	2,885
		110,917
Consumer Finance - 0.7%
Qifu Technology Inc Class A ADR	1,792	68,777
Insurance - 2.7%
China Life Insurance Co Ltd H Shares	16,000	30,242
China Taiping Insurance Holdings Co Ltd	23,200	34,710
People's Insurance Co Group of China Ltd/The A Shares (China)	16,900	17,642
People's Insurance Co Group of China Ltd/The H Shares	107,000	53,317
Ping An Insurance Group Co of China Ltd A Shares (China)	1,700	12,262
Ping An Insurance Group Co of China Ltd H Shares	18,500	109,691
		257,864
TOTAL FINANCIALS		489,300

Health Care - 2.8%
Biotechnology - 0.8%
Beigene Ltd H Shares (b)	5,600	78,737
Health Care Equipment & Supplies - 0.4%
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	1,200	41,922
Health Care Providers & Services - 0.8%
Jointown Pharmaceutical Group Co Ltd A Shares (China)	5,400	3,787
Shanghai Pharmaceuticals Holding Co Ltd A Shares (China)	6,900	19,851
Shanghai Pharmaceuticals Holding Co Ltd H Shares	28,700	46,635
Sinopharm Group Co Ltd H Shares	1,600	4,388
		74,661
Life Sciences Tools & Services - 0.1%
Wuxi Apptec Co Ltd A Shares (China)	900	6,786
Wuxi Apptec Co Ltd H Shares (c)(d)	1,300	9,457
		16,243
Pharmaceuticals - 0.7%
China Resources Pharmaceutical Group Ltd (c)(d)	91,000	66,786
TOTAL HEALTH CARE		278,349

Industrials - 2.7%
Air Freight & Logistics - 1.1%
JD Logistics Inc (b)(c)(d)	36,200	59,660
SF Holding Co Ltd A Shares (China)	8,500	46,929
		106,589
Electrical Equipment - 0.9%
Contemporary Amperex Technology Co Ltd A Shares (China)	1,500	54,662
Shanghai Electric Group Co Ltd A Shares (China) (b)	27,400	30,443
		85,105
Machinery - 0.2%
Yutong Bus Co Ltd A Shares (China)	6,400	23,130
Marine Transportation - 0.4%
COSCO SHIPPING Holdings Co Ltd H Shares	25,000	41,202
Passenger Airlines - 0.1%
China Southern Airlines Co Ltd A Shares (China) (b)	12,700	11,292
TOTAL INDUSTRIALS		267,318

Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 0.5%
BOE Technology Group Co Ltd A Shares (China)	81,000	48,715
Technology Hardware, Storage & Peripherals - 0.7%
Lenovo Group Ltd	28,000	36,340
Xiaomi Corp B Shares (b)(c)(d)	6,800	30,206
		66,546
TOTAL INFORMATION TECHNOLOGY		115,261

Materials - 0.6%
Chemicals - 0.1%
Yunnan Yuntianhua Co Ltd A Shares (China)	3,500	10,692
Metals & Mining - 0.5%
China Hongqiao Group Ltd	28,000	42,397
Xiamen Tungsten Co Ltd A Shares (China)	3,500	9,239
		51,636
TOTAL MATERIALS		62,328

Real Estate - 0.8%
Real Estate Management & Development - 0.8%
KE Holdings Inc ADR	4,318	79,538
TOTAL CHINA		2,879,829
EGYPT - 0.0%
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	2,174	3,356
GREECE - 0.4%
Financials - 0.4%
Banks - 0.4%
Eurobank Ergasias Services and Holdings SA	15,597	36,028
Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	188	2,403
TOTAL GREECE		38,431
HUNGARY - 0.9%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
MOL Hungarian Oil & Gas PLC Class A	793	5,450
Financials - 0.8%
Banks - 0.8%
OTP Bank Nyrt	1,498	81,805
TOTAL HUNGARY		87,255
INDIA - 16.1%
Consumer Discretionary - 0.9%
Automobiles - 0.9%
Mahindra & Mahindra Ltd GDR (c)	2,580	91,332
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Reliance Industries Ltd GDR (d)	278	15,790
Financials - 7.9%
Banks - 7.9%
Axis Bank Ltd GDR (c)	1,963	122,099
HDFC Bank Ltd/Gandhinagar ADR	3,720	237,559
ICICI Bank Ltd ADR	8,458	252,556
State Bank of India GDR (c)	1,784	165,198
		777,412
Health Care - 1.6%
Pharmaceuticals - 1.6%
Dr Reddy's Laboratories Ltd ADR	10,158	160,395
Industrials - 1.3%
Construction & Engineering - 1.3%
Larsen & Toubro Ltd GDR (c)	3,007	126,294
Information Technology - 4.2%
IT Services - 4.2%
Infosys Ltd ADR	11,322	248,179
Wipro Ltd ADR	47,684	168,801
		416,980
TOTAL INDIA		1,588,203
INDONESIA - 1.2%
Consumer Staples - 0.8%
Food Products - 0.8%
Indofood CBP Sukses Makmur Tbk PT	11,700	8,269
Indofood Sukses Makmur Tbk PT	138,100	66,068
		74,337
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Alamtri Resources Indonesia Tbk PT	183,100	27,644
United Tractors Tbk PT	10,300	17,135
		44,779
TOTAL INDONESIA		119,116
KOREA (SOUTH) - 10.2%
Communication Services - 1.5%
Interactive Media & Services - 1.0%
NAVER Corp	675	90,822
Wireless Telecommunication Services - 0.5%
SK Telecom Co Ltd	1,428	53,324
TOTAL COMMUNICATION SERVICES		144,146

Consumer Discretionary - 2.3%
Automobile Components - 1.4%
Hankook Tire & Technology Co Ltd	2,508	65,149
Hyundai Mobis Co Ltd	425	67,995
		133,144
Automobiles - 0.6%
Kia Corp	916	62,399
Household Durables - 0.3%
LG Electronics Inc	490	27,678
TOTAL CONSUMER DISCRETIONARY		223,221

Consumer Staples - 0.2%
Food Products - 0.2%
CJ CheilJedang Corp	150	25,926
Financials - 1.2%
Capital Markets - 0.5%
Korea Investment Holdings Co Ltd	808	38,972
NH Investment & Securities Co Ltd	1,353	12,768
		51,740
Insurance - 0.7%
DB Insurance Co Ltd	554	38,526
Samsung Fire & Marine Insurance Co Ltd	1	243
Samsung Life Insurance Co Ltd	378	24,241
		63,010
TOTAL FINANCIALS		114,750

Health Care - 0.8%
Life Sciences Tools & Services - 0.8%
Samsung Biologics Co Ltd (b)(c)(d)	117	75,111
Industrials - 0.6%
Aerospace & Defense - 0.4%
Hanwha Aerospace Co Ltd	187	41,303
Electrical Equipment - 0.0%
HD Hyundai Electric Co Ltd	2	516
Industrial Conglomerates - 0.2%
GS Holdings Corp	690	18,344
TOTAL INDUSTRIALS		60,163

Information Technology - 3.6%
Semiconductors & Semiconductor Equipment - 1.5%
SK Hynix Inc	1,291	151,872
Technology Hardware, Storage & Peripherals - 2.1%
Samsung Electronics Co Ltd	5,510	198,297
TOTAL INFORMATION TECHNOLOGY		350,169

Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp (b)	990	13,427
TOTAL KOREA (SOUTH)		1,006,913
MALAYSIA - 0.2%
Materials - 0.2%
Chemicals - 0.2%
Petronas Chemicals Group Bhd	17,500	20,234
MEXICO - 2.2%
Consumer Staples - 1.6%
Beverages - 1.6%
Arca Continental SAB de CV	8,700	72,075
Coca-Cola Femsa SAB de CV unit	7,000	54,383
Fomento Economico Mexicano SAB de CV unit	3,200	27,272
		153,730
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Alfa SAB de CV Series A	13,300	9,625
Materials - 0.6%
Construction Materials - 0.6%
Cemex SAB de CV unit	92,000	51,535
Metals & Mining - 0.0%
Southern Copper Corp	38	3,463
TOTAL MATERIALS		54,998

TOTAL MEXICO		218,353
PHILIPPINES - 1.1%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Jollibee Foods Corp	4,100	18,987
Financials - 0.1%
Banks - 0.1%
BDO Unibank Inc	4,090	10,139
Industrials - 0.8%
Transportation Infrastructure - 0.8%
International Container Terminal Services Inc	11,210	74,495
TOTAL PHILIPPINES		103,621
POLAND - 1.3%
Consumer Discretionary - 0.6%
Textiles, Apparel & Luxury Goods - 0.6%
LPP SA	16	60,239
Financials - 0.7%
Banks - 0.2%
Bank Polska Kasa Opieki SA	681	22,737
Insurance - 0.5%
Powszechny Zaklad Ubezpieczen SA	4,328	48,036
TOTAL FINANCIALS		70,773

Utilities - 0.0%
Electric Utilities - 0.0%
PGE Polska Grupa Energetyczna SA (b)	446	655
TOTAL POLAND		131,667
QATAR - 0.4%
Financials - 0.4%
Banks - 0.4%
Qatar Islamic Bank QPSC	7,463	43,782
SAUDI ARABIA - 2.7%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Saudi Telecom Co	1,723	18,342
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Jarir Marketing Co	1,299	4,377
Energy - 0.3%
Energy Equipment & Services - 0.1%
Ades Holding Co	3,068	14,175
Oil, Gas & Consumable Fuels - 0.2%
Saudi Arabian Oil Co (c)(d)	2,083	15,550
TOTAL ENERGY		29,725

Financials - 1.8%
Banks - 1.8%
Al Rajhi Bank	4,743	119,414
Saudi Awwal Bank	683	6,117
Saudi National Bank/The	5,090	45,246
		170,777
Materials - 0.4%
Metals & Mining - 0.4%
Saudi Arabian Mining Co (b)	3,103	41,540
TOTAL SAUDI ARABIA		264,761
SOUTH AFRICA - 2.4%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Woolworths Holdings Ltd/South Africa	6,447	21,301
Specialty Retail - 0.0%
Pepkor Holdings Ltd (c)(d)	2,126	3,261
TOTAL CONSUMER DISCRETIONARY		24,562

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Bid Corp Ltd	185	4,221
Financials - 0.9%
Banks - 0.2%
Nedbank Group Ltd	1,378	20,571
Financial Services - 0.2%
Remgro Ltd	2,737	22,495
Insurance - 0.5%
Sanlam Ltd	9,339	42,995
TOTAL FINANCIALS		86,061

Materials - 1.3%
Chemicals - 0.6%
Sasol Ltd	13,000	57,363
Metals & Mining - 0.7%
Harmony Gold Mining Co Ltd	8,000	63,877
TOTAL MATERIALS		121,240

TOTAL SOUTH AFRICA		236,084
TAIWAN - 21.1%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Pou Chen Corp	28,000	31,503
Consumer Staples - 0.8%
Food Products - 0.8%
Uni-President Enterprises Corp	31,000	76,467
Financials - 1.0%
Financial Services - 0.2%
Yuanta Financial Holding Co Ltd	17,000	17,623
Insurance - 0.8%
Fubon Financial Holding Co Ltd	26,000	71,586
TOTAL FINANCIALS		89,209

Industrials - 0.4%
Marine Transportation - 0.4%
Evergreen Marine Corp Taiwan Ltd	6,000	41,163
Passenger Airlines - 0.0%
China Airlines Ltd	4,000	3,128
TOTAL INDUSTRIALS		44,291

Information Technology - 18.6%
Electronic Equipment, Instruments & Components - 2.7%
Delta Electronics Inc	8,000	105,010
Hon Hai Precision Industry Co Ltd	27,000	151,477
Zhen Ding Technology Holding Ltd	2,000	7,318
		263,805
Semiconductors & Semiconductor Equipment - 14.8%
ASE Technology Holding Co Ltd	16,000	79,032
MediaTek Inc	4,000	172,577
Realtek Semiconductor Corp	5,000	86,593
Taiwan Semiconductor Manufacturing Co Ltd	34,000	1,114,431
		1,452,633
Technology Hardware, Storage & Peripherals - 1.1%
Asustek Computer Inc	2,000	37,564
Compal Electronics Inc	62,000	71,174
		108,738
TOTAL INFORMATION TECHNOLOGY		1,825,176

TOTAL TAIWAN		2,066,646
THAILAND - 1.6%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
True Corp PCL depository receipt (b)	45,000	14,548
Wireless Telecommunication Services - 0.0%
Advanced Info Service PCL depository receipt	300	2,507
TOTAL COMMUNICATION SERVICES		17,055

Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Minor International PCL depository receipt	74,400	56,339
Consumer Staples - 0.6%
Food Products - 0.6%
Charoen Pokphand Foods PCL depository receipt	88,100	58,502
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Bangkok Dusit Medical Services PCL depository receipt	25,200	17,982
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Central Pattana PCL depository receipt	7,500	12,451
TOTAL THAILAND		162,329
TURKEY - 0.8%
Consumer Staples - 0.0%
Beverages - 0.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,016	5,503
Financials - 0.4%
Banks - 0.4%
Turkiye Is Bankasi AS Class C	102,815	39,358
Industrials - 0.4%
Industrial Conglomerates - 0.2%
KOC Holding AS	2,940	14,845
Passenger Airlines - 0.2%
Turk Hava Yollari AO (b)	2,774	22,037
TOTAL INDUSTRIALS		36,882

TOTAL TURKEY		81,743
UNITED ARAB EMIRATES - 2.4%
Consumer Discretionary - 0.4%
Specialty Retail - 0.4%
Abu Dhabi National Oil Co for Distribution PJSC	41,791	40,049
Energy - 0.4%
Energy Equipment & Services - 0.4%
ADNOC Drilling Co PJSC	30,322	44,001
Real Estate - 1.6%
Real Estate Management & Development - 1.6%
Aldar Properties PJSC	12,707	26,569
Emaar Properties PJSC	35,477	124,115
		150,684
TOTAL UNITED ARAB EMIRATES		234,734
UNITED STATES - 0.7%
Consumer Staples - 0.7%
Food Products - 0.7%
JBS S/A	11,600	68,160
TOTAL COMMON STOCKS (Cost $9,971,223)		9,812,605

Non-Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
KOREA (SOUTH) - 0.1%
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd (Cost $7,930)	229	6,847

U.S. Treasury Obligations - 0.2%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (Cost $19,877)	4.47	20,000	19,886

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $118)	4.36	118	118

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $9,999,148)	9,839,456
NET OTHER ASSETS (LIABILITIES) - 0.1%	8,345
NET ASSETS - 100.0%	9,847,801

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,001,955 or 10.2% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $512,822 or 5.2% of net assets.

(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	5,704,322	5,704,204	894	-	-	118	118	0.0%
Total	-	5,704,322	5,704,204	894	-	-	118	118

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	735,093	735,093	-	-
Consumer Discretionary	1,557,121	1,557,121	-	-
Consumer Staples	545,817	545,817	-	-
Energy	217,833	217,833	-	-
Financials	2,174,385	2,174,385	-	-
Health Care	531,837	531,837	-	-
Industrials	766,245	766,245	-	-
Information Technology	2,707,586	2,707,586	-	-
Materials	300,340	300,340	-	-
Real Estate	242,673	242,673	-	-
Utilities	33,675	33,675	-	-

Non-Convertible Preferred Stocks
Information Technology	6,847	6,847	-	-

U.S. Treasury Obligations	19,886	-	19,886	-

Money Market Funds	118	118	-	-
Total Investments in Securities:	9,839,456	9,819,570	19,886	-
Fidelity® Enhanced Emerging Markets ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of December 31, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $9,999,030)	$9,839,338
Fidelity Central Funds (cost $118)	118

Total Investment in Securities (cost $9,999,148)		$9,839,456
Cash		1,375
Foreign currency held at value (cost $75)		75
Dividends receivable		10,020
Distributions receivable from Fidelity Central Funds		58
Total assets		9,850,984
Liabilities
Accrued management fee	$3,183
Total liabilities		3,183
Net Assets		$9,847,801
Net Assets consist of:
Paid in capital		$10,016,019
Total accumulated earnings (loss)		(168,218)
Net Assets		$9,847,801
Net Asset Value, offering price and redemption price per share ($9,847,801 ÷ 400,000 shares)		$24.62
Statement of Operations
For the period November 19, 2024 (commencement of operations) through December 31, 2024 (Unaudited)
Investment Income
Dividends		$28,086
Interest		123
Income from Fidelity Central Funds		894
Total income		29,103
Expenses
Management fee	$4,444
Independent trustees' fees and expenses	2
Total expenses		4,446
Net Investment income (loss)		24,657
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Foreign currency transactions	3,723
Futures contracts	(761)
Total net realized gain (loss)		2,962
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(159,692)
Assets and liabilities in foreign currencies	(145)
Total change in net unrealized appreciation (depreciation)		(159,837)
Net gain (loss)		(156,875)
Net increase (decrease) in net assets resulting from operations		$(132,218)
Statement of Changes in Net Assets

For the period November 19, 2024 (commencement of operations) through December 31, 2024 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,657
Net realized gain (loss)	2,962
Change in net unrealized appreciation (depreciation)	(159,837)
Net increase (decrease) in net assets resulting from operations	(132,218)
Distributions to shareholders	(36,000)

Share transactions
Proceeds from sales of shares	10,016,019

Net increase (decrease) in net assets resulting from share transactions	10,016,019
Total increase (decrease) in net assets	9,847,801

Net Assets
Beginning of period	-
End of period	$9,847,801

Other Information
Shares
Sold	400,000
Net increase (decrease)	400,000

Financial Highlights
Fidelity® Enhanced Emerging Markets ETF

Six months ended (Unaudited) December 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$25.00
Income from Investment Operations
Net investment income (loss) B,C	.06
Net realized and unrealized gain (loss)	(.35)
Total from investment operations	(.29)
Distributions from net investment income	(.09)
Total distributions	(.09)
Net asset value, end of period	$24.62
Total Return D,E	(1.16) %
Ratios to Average Net Assets C,F,G
Expenses before reductions	.38% H
Expenses net of fee waivers, if any	.38 % H
Expenses net of all reductions	.38% H
Net investment income (loss)	2.11% H
Supplemental Data
Net assets, end of period (000 omitted)	$9,848
Portfolio turnover rate I	0 % J

AFor the period November 19, 2024 (commencement of operations) through December 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DBased on net asset value.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JAmount not annualized.
Fidelity® Enhanced U.S. All-Cap Equity ETF
Schedule of Investments December 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.1%
	Shares	Value ($)
CANADA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Tankers Ltd Class A	49	1,950
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
GigaCloud Technology Inc Class A (a)	98	1,815
MONACO - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Scorpio Tankers Inc	42	2,087
Industrials - 0.0%
Marine Transportation - 0.0%
Costamare Inc	154	1,979
TOTAL MONACO		4,066
THAILAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Fabrinet (a)	14	3,078
UNITED KINGDOM - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	161	4,659
UNITED STATES - 98.8%
Communication Services - 10.8%
Diversified Telecommunication Services - 1.0%
AT&T Inc	1,883	42,876
Bandwidth Inc Class A (a)	119	2,025
		44,901
Entertainment - 2.9%
Electronic Arts Inc	98	14,337
Netflix Inc (a)	43	38,327
Playstudios Inc Class A (a)	854	1,588
ROBLOX Corp Class A (a)	35	2,025
Spotify Technology SA (a)	56	25,053
Walt Disney Co/The	407	45,320
		126,650
Interactive Media & Services - 5.9%
Alphabet Inc Class A	446	84,428
Alphabet Inc Class C	215	40,944
Meta Platforms Inc Class A	216	126,471
Vimeo Inc Class A (a)	343	2,195
Yelp Inc Class A (a)	63	2,438
		256,476
Media - 1.0%
Comcast Corp Class A	1,037	38,919
News Corp Class A	70	1,928
News Corp Class B	63	1,917
		42,764
TOTAL COMMUNICATION SERVICES		470,791

Consumer Discretionary - 10.3%
Automobile Components - 0.1%
Goodyear Tire & Rubber Co/The (a)	252	2,268
Stoneridge Inc (a)	329	2,063
		4,331
Automobiles - 2.2%
Ford Motor Co	1,498	14,830
General Motors Co	416	22,160
Tesla Inc (a)	142	57,346
		94,336
Broadline Retail - 2.9%
Amazon.com Inc (a)	577	126,588
Diversified Consumer Services - 0.4%
ADT Inc	308	2,128
Adtalem Global Education Inc (a)	28	2,544
Carriage Services Inc	56	2,232
Chegg Inc (a)	849	1,367
Coursera Inc (a)	270	2,295
Duolingo Inc Class A (a)	14	4,539
Frontdoor Inc (a)	42	2,296
		17,401
Hotels, Restaurants & Leisure - 3.2%
Booking Holdings Inc	7	34,779
Carnival Corp (a)	378	9,420
Chipotle Mexican Grill Inc (a)	518	31,235
DoorDash Inc Class A (a)	130	21,808
El Pollo Loco Holdings Inc (a)	175	2,020
Expedia Group Inc Class A (a)	46	8,571
International Game Technology PLC	119	2,102
Life Time Group Holdings Inc (a)	91	2,012
MGM Resorts International (a)	84	2,911
Monarch Casino & Resort Inc	21	1,656
PlayAGS Inc (a)	189	2,179
Royal Caribbean Cruises Ltd	88	20,301
Wendy's Co/The	133	2,168
		141,162
Household Durables - 0.5%
Cricut Inc Class A	379	2,160
Ethan Allen Interiors Inc	77	2,164
M/I Homes Inc (a)	14	1,861
Taylor Morrison Home Corp (a)	35	2,142
Toll Brothers Inc	35	4,409
TopBuild Corp (a)	11	3,425
Tri Pointe Homes Inc (a)	56	2,031
Worthington Enterprises Inc	53	2,126
		20,318
Leisure Products - 0.1%
Acushnet Holdings Corp	28	1,990
Peloton Interactive Inc Class A (a)	248	2,158
		4,148
Specialty Retail - 0.8%
Abercrombie & Fitch Co Class A (a)	19	2,840
Bath & Body Works Inc	84	3,257
Carvana Co Class A (a)	39	7,931
Five Below Inc (a)	24	2,519
Gap Inc/The	112	2,647
Home Depot Inc/The	3	1,166
Petco Health & Wellness Co Inc Class A (a)	479	1,825
Sally Beauty Holdings Inc (a)	209	2,184
Ulta Beauty Inc (a)	18	7,829
Upbound Group Inc	79	2,304
		34,502
Textiles, Apparel & Luxury Goods - 0.1%
Kontoor Brands Inc	29	2,477
Tapestry Inc	26	1,698
		4,175
TOTAL CONSUMER DISCRETIONARY		446,961

Consumer Staples - 3.6%
Beverages - 0.1%
Boston Beer Co Inc/The Class A (a)	7	2,100
Molson Coors Beverage Co Class B	63	3,611
		5,711
Consumer Staples Distribution & Retail - 1.6%
Costco Wholesale Corp	7	6,414
US Foods Holding Corp (a)	84	5,667
Walmart Inc	652	58,908
		70,989
Food Products - 0.2%
Fresh Del Monte Produce Inc	63	2,092
Ingredion Inc	21	2,889
WK Kellogg Co	113	2,033
		7,014
Household Products - 1.5%
Clorox Co/The	42	6,821
Procter & Gamble Co/The	343	57,504
		64,325
Personal Care Products - 0.2%
Edgewell Personal Care Co	67	2,251
Honest Co Inc/The (a)	315	2,183
Nature's Sunshine Products Inc (a)	98	1,437
Nu Skin Enterprises Inc Class A	287	1,977
		7,848
TOTAL CONSUMER STAPLES		155,887

Energy - 3.4%
Energy Equipment & Services - 0.2%
Baker Hughes Co Class A	154	6,317
Bristow Group Inc (a)	56	1,921
		8,238
Oil, Gas & Consumable Fuels - 3.2%
Berry Corp	511	2,109
Cheniere Energy Inc	86	18,479
Crescent Energy Co Class A	162	2,367
Dorian LPG Ltd	99	2,413
EOG Resources Inc	217	26,600
Exxon Mobil Corp	588	63,251
FutureFuel Corp	420	2,222
Occidental Petroleum Corp	141	6,967
Targa Resources Corp	82	14,637
		139,045
TOTAL ENERGY		147,283

Financials - 15.5%
Banks - 2.9%
Amalgamated Financial Corp	5	167
Bank of America Corp	1,162	51,070
Central Pacific Financial Corp	70	2,034
First Merchants Corp	49	1,955
JPMorgan Chase & Co	91	21,814
Northfield Bancorp Inc	161	1,871
Northwest Bancshares Inc	171	2,255
Pathward Financial Inc	16	1,177
Third Coast Bancshares Inc (a)	14	475
TrustCo Bank Corp NY	56	1,865
Trustmark Corp	66	2,334
Washington Trust Bancorp Inc	71	2,226
Wells Fargo & Co	490	34,418
WesBanco Inc	63	2,050
		125,711
Capital Markets - 3.4%
Bank of New York Mellon Corp/The	280	21,512
Brightsphere Investment Group Inc	70	1,843
Cboe Global Markets Inc	35	6,839
Charles Schwab Corp/The	490	36,265
CME Group Inc Class A	133	30,887
Goldman Sachs Group Inc/The	46	26,341
Janus Henderson Group PLC	56	2,382
Morningstar Inc	7	2,357
SEI Investments Co	35	2,887
State Street Corp	112	10,993
Tradeweb Markets Inc Class A	42	5,499
WisdomTree Inc	196	2,057
		149,862
Consumer Finance - 0.2%
Dave Inc Class A (a)	25	2,173
Lendingtree Inc (a)	49	1,899
NerdWallet Inc Class A (a)	154	2,048
PROG Holdings Inc	49	2,071
		8,191
Financial Services - 4.0%
AvidXchange Holdings Inc (a)	217	2,244
Berkshire Hathaway Inc Class B (a)	78	35,356
Block Inc Class A (a)	210	17,848
Compass Diversified Holdings	98	2,262
Euronet Worldwide Inc (a)	21	2,160
Global Payments Inc	91	10,197
Mastercard Inc Class A	112	58,976
NMI Holdings Inc (a)	63	2,316
Payoneer Global Inc (a)	231	2,319
PayPal Holdings Inc (a)	381	32,518
Priority Technology Holdings Inc (a)	161	1,891
Visa Inc Class A	24	7,585
		175,672
Insurance - 4.8%
Allstate Corp/The	100	19,279
American Coastal Insurance Corp	168	2,261
Aon PLC	70	25,141
Cincinnati Financial Corp	14	2,012
CNO Financial Group Inc	63	2,344
Globe Life Inc	34	3,792
Hartford Financial Services Group Inc/The	110	12,034
Heritage Insurance Holdings Inc (a)	182	2,202
Loews Corp	63	5,335
Marsh & McLennan Cos Inc	168	35,686
MetLife Inc	224	18,341
Oscar Health Inc Class A (a)	161	2,164
Progressive Corp/The	161	38,578
The Travelers Companies, Inc.	84	20,235
Universal Insurance Holdings Inc	98	2,064
Willis Towers Watson PLC	35	10,963
		202,431
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Chimera Investment Corp	154	2,156
Rithm Capital Corp	238	2,578
TPG RE Finance Trust Inc	252	2,142
		6,876
TOTAL FINANCIALS		668,743

Health Care - 10.1%
Biotechnology - 3.8%
AbbVie Inc	306	54,376
ACADIA Pharmaceuticals Inc (a)	133	2,441
ADMA Biologics Inc (a)	126	2,161
Akebia Therapeutics Inc (a)	1,109	2,107
Amicus Therapeutics Inc (a)	245	2,308
Anika Therapeutics Inc (a)	126	2,074
Biogen Inc (a)	56	8,564
BioMarin Pharmaceutical Inc (a)	70	4,601
CareDx Inc (a)	93	1,991
Catalyst Pharmaceuticals Inc (a)	112	2,337
Exact Sciences Corp (a)	70	3,933
Exelixis Inc (a)	105	3,497
Gilead Sciences Inc	420	38,795
Incyte Corp (a)	60	4,144
Kodiak Sciences Inc (a)	221	2,199
Myriad Genetics Inc (a)	147	2,015
Natera Inc (a)	42	6,649
Neurocrine Biosciences Inc (a)	35	4,778
Organogenesis Holdings Inc Class A (a)	567	1,813
Puma Biotechnology Inc (a)	712	2,172
Sarepta Therapeutics Inc (a)	35	4,256
United Therapeutics Corp (a)	14	4,940
Veracyte Inc (a)	57	2,257
		164,408
Health Care Equipment & Supplies - 1.1%
Avanos Medical Inc (a)	119	1,894
Axogen Inc (a)	134	2,208
Becton Dickinson & Co	107	24,276
Dexcom Inc (a)	147	11,432
Inogen Inc (a)	217	1,990
iRadimed Corp	42	2,310
Tactile Systems Technology Inc (a)	122	2,090
		46,200
Health Care Providers & Services - 0.9%
Cardinal Health Inc	91	10,763
Centene Corp (a)	192	11,631
Hims & Hers Health Inc Class A (a)	81	1,959
Option Care Health Inc (a)	112	2,598
Pediatrix Medical Group Inc (a)	154	2,020
Talkspace Inc Class A (a)	721	2,228
UnitedHealth Group Inc	14	7,082
		38,281
Health Care Technology - 0.0%
HealthStream Inc	70	2,226
Life Sciences Tools & Services - 0.5%
Agilent Technologies Inc	109	14,643
ChromaDex Corp (a)	322	1,708
Medpace Holdings Inc (a)	10	3,322
Mesa Laboratories Inc	16	2,110
		21,783
Pharmaceuticals - 3.8%
Amneal Intermediate Inc Class A (a)	266	2,107
Bristol-Myers Squibb Co	679	38,404
Eli Lilly & Co	22	16,984
Jazz Pharmaceuticals PLC (a)	21	2,586
Merck & Co Inc	493	49,044
Pacira BioSciences Inc (a)	120	2,261
Pfizer Inc	1,580	41,917
Phibro Animal Health Corp Class A	105	2,205
Prestige Consumer Healthcare Inc (a)	32	2,499
Royalty Pharma PLC Class A	147	3,750
Viatris Inc	448	5,578
		167,335
TOTAL HEALTH CARE		440,233

Industrials - 9.9%
Aerospace & Defense - 1.9%
Ducommun Inc (a)	36	2,292
Howmet Aerospace Inc	154	16,843
L3Harris Technologies Inc	70	14,720
Lockheed Martin Corp	63	30,614
Northrop Grumman Corp	28	13,140
Textron Inc	70	5,354
		82,963
Air Freight & Logistics - 0.2%
CH Robinson Worldwide Inc	44	4,546
GXO Logistics Inc (a)	52	2,262
		6,808
Building Products - 0.9%
Allegion plc	31	4,051
Apogee Enterprises Inc	28	1,999
Griffon Corp	30	2,138
Trane Technologies PLC	84	31,026
		39,214
Commercial Services & Supplies - 1.0%
ABM Industries Inc	47	2,405
Cintas Corp	131	23,934
Republic Services Inc	77	15,491
Vestis Corp	147	2,240
		44,070
Construction & Engineering - 0.5%
AECOM	49	5,234
Arcosa Inc	21	2,031
Comfort Systems USA Inc	11	4,665
EMCOR Group Inc	14	6,355
MasTec Inc (a)	21	2,859
Valmont Industries Inc	7	2,147
		23,291
Electrical Equipment - 0.8%
Acuity Brands Inc	10	2,921
Allient Inc	91	2,209
AMETEK Inc	87	15,683
EnerSys	27	2,496
Hubbell Inc	18	7,540
LSI Industries Inc	105	2,039
Preformed Line Products Co	14	1,789
		34,677
Ground Transportation - 2.3%
Covenant Logistics Group Inc Class A	35	1,907
Lyft Inc Class A (a)	185	2,387
Norfolk Southern Corp	85	19,950
Uber Technologies Inc (a)	595	35,890
Union Pacific Corp	176	40,135
		100,269
Machinery - 0.4%
Donaldson Co Inc	42	2,829
Graham Corp (a)	51	2,268
Hillman Solutions Corp Class A (a)	217	2,114
ITT Inc	31	4,429
Mueller Water Products Inc Class A1	108	2,430
Proto Labs Inc (a)	56	2,189
Terex Corp	42	1,941
		18,200
Marine Transportation - 0.0%
Matson Inc	14	1,888
Passenger Airlines - 0.4%
SkyWest Inc (a)	25	2,503
Sun Country Airlines Holdings Inc (a)	147	2,143
United Airlines Holdings Inc (a)	119	11,555
		16,201
Professional Services - 0.8%
Booz Allen Hamilton Holding Corp Class A	49	6,306
CACI International Inc (a)	8	3,232
CSG Systems International Inc	42	2,147
Heidrick & Struggles International Inc	50	2,216
Huron Consulting Group Inc (a)	14	1,739
IBEX Holdings Ltd (a)	112	2,407
ICF International Inc	20	2,384
Leidos Holdings Inc	51	7,347
Maximus Inc	35	2,613
Paycor HCM Inc (a)	115	2,136
Willdan Group Inc (a)	49	1,866
		34,393
Trading Companies & Distributors - 0.7%
Applied Industrial Technologies Inc	14	3,353
Core & Main Inc Class A (a)	73	3,716
DXP Enterprises Inc/TX (a)	28	2,313
Mrc Global Inc (a)	168	2,147
Wesco International Inc	14	2,533
WW Grainger Inc	14	14,758
		28,820
TOTAL INDUSTRIALS		430,794

Information Technology - 31.3%
Communications Equipment - 1.7%
Arista Networks Inc	349	38,576
CommScope Holding Co Inc (a)	399	2,079
Motorola Solutions Inc	63	29,120
NetScout Systems Inc (a)	105	2,274
Ribbon Communications Inc (a)	189	786
		72,835
Electronic Equipment, Instruments & Components - 0.4%
Arlo Technologies Inc (a)	176	1,969
Benchmark Electronics Inc	49	2,225
Methode Electronics Inc	180	2,122
Plexus Corp (a)	14	2,191
Zebra Technologies Corp Class A (a)	19	7,338
		15,845
IT Services - 0.5%
EPAM Systems Inc (a)	3	700
GoDaddy Inc Class A (a)	7	1,382
Hackett Group Inc/The	70	2,150
Kyndryl Holdings Inc (a)	91	3,149
Okta Inc Class A (a)	59	4,649
Twilio Inc Class A (a)	58	6,269
Unisys Corp (a)	332	2,102
		20,401
Semiconductors & Semiconductor Equipment - 13.1%
Applied Materials Inc	231	37,568
Broadcom Inc	463	107,342
Cirrus Logic Inc (a)	21	2,091
Credo Technology Group Holding Ltd (a)	48	3,226
KLA Corp	50	31,506
Lam Research Corp	432	31,203
Marvell Technology Inc	124	13,696
Micron Technology Inc	294	24,743
MKS Instruments Inc	21	2,192
NVIDIA Corp	1,995	267,909
Photronics Inc (a)	91	2,144
Qorvo Inc (a)	35	2,448
QUALCOMM Inc	273	41,938
Ultra Clean Holdings Inc (a)	63	2,265
		570,271
Software - 8.6%
8x8 Inc (a)	777	2,075
Adobe Inc (a)	91	40,466
Alarm.com Holdings Inc (a)	39	2,371
Clear Secure Inc Class A	27	719
Fortinet Inc (a)	238	22,486
Gitlab Inc Class A (a)	42	2,367
Intapp Inc (a)	36	2,307
Microsoft Corp	500	210,751
OneSpan Inc	119	2,206
Ooma Inc (a)	43	605
PagerDuty Inc (a)	129	2,356
PROS Holdings Inc (a)	98	2,152
Q2 Holdings Inc (a)	21	2,114
Red Violet Inc	63	2,281
Servicenow Inc (a)	42	44,525
Tenable Holdings Inc (a)	56	2,205
Teradata Corp (a)	77	2,399
Workday Inc Class A (a)	77	19,868
Xperi Inc (a)	231	2,372
Zoom Communications Inc Class A (a)	99	8,079
		374,704
Technology Hardware, Storage & Peripherals - 7.0%
Apple Inc	1,208	302,507
Diebold Nixdorf Inc (a)	49	2,109
		304,616
TOTAL INFORMATION TECHNOLOGY		1,358,672

Materials - 1.8%
Chemicals - 0.8%
AdvanSix Inc	70	1,994
American Vanguard Corp	357	1,653
Axalta Coating Systems Ltd (a)	84	2,874
DuPont de Nemours Inc	30	2,288
Ecolab Inc	93	21,793
HB Fuller Co	28	1,889
Minerals Technologies Inc	28	2,134
Sensient Technologies Corp	28	1,995
		36,620
Construction Materials - 0.6%
CRH PLC	259	23,963
United States Lime & Minerals Inc	14	1,858
		25,821
Containers & Packaging - 0.1%
Sealed Air Corp	70	2,368
Metals & Mining - 0.3%
Alpha Metallurgical Resources Inc	7	1,401
Century Aluminum Co (a)	85	1,549
Coeur Mining Inc (a)	394	2,254
Hecla Mining Co	480	2,357
Olympic Steel Inc	68	2,231
Royal Gold Inc	24	3,164
		12,956
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp	21	2,174
TOTAL MATERIALS		79,939

Real Estate - 1.9%
Diversified REITs - 0.0%
American Assets Trust Inc	84	2,206
Health Care REITs - 0.2%
CareTrust REIT Inc	95	2,570
Community Healthcare Trust Inc	119	2,286
Healthpeak Properties Inc	266	5,392
		10,248
Hotel & Resort REITs - 0.1%
RLJ Lodging Trust	224	2,287
Real Estate Management & Development - 0.2%
Anywhere Real Estate Inc (a)	479	1,581
Compass Inc Class A (a)	371	2,170
RE/MAX Holdings Inc Class A (a)	196	2,091
St Joe Co/The	42	1,887
		7,729
Retail REITs - 0.1%
Brixmor Property Group Inc	112	3,118
Specialized REITs - 1.3%
American Tower Corp	175	32,097
Crown Castle Inc	161	14,612
VICI Properties Inc	392	11,450
		58,159
TOTAL REAL ESTATE		83,747

Utilities - 0.2%
Gas Utilities - 0.1%
New Jersey Resources Corp	54	2,519
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	266	3,423
Vistra Corp	8	1,103
		4,526
Multi-Utilities - 0.0%
Avista Corp	63	2,308
TOTAL UTILITIES		9,353

TOTAL UNITED STATES		4,292,403
TOTAL COMMON STOCKS (Cost $4,390,842)		4,307,971

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $29,969)	4.36	29,963	29,969

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $4,420,811)	4,337,940
NET OTHER ASSETS (LIABILITIES) - 0.3%	10,990
NET ASSETS - 100.0%	4,348,930

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	84,942	54,973	172	-	-	29,969	29,963	0.0%
Total	-	84,942	54,973	172	-	-	29,969	29,963

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	470,791	470,791	-	-
Consumer Discretionary	448,776	448,776	-	-
Consumer Staples	155,887	155,887	-	-
Energy	155,979	155,979	-	-
Financials	668,743	668,743	-	-
Health Care	440,233	440,233	-	-
Industrials	432,773	432,773	-	-
Information Technology	1,361,750	1,361,750	-	-
Materials	79,939	79,939	-	-
Real Estate	83,747	83,747	-	-
Utilities	9,353	9,353	-	-

Money Market Funds	29,969	29,969	-	-
Total Investments in Securities:	4,337,940	4,337,940	-	-
Fidelity® Enhanced U.S. All-Cap Equity ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of December 31, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $4,390,842)	$4,307,971
Fidelity Central Funds (cost $29,969)	29,969

Total Investment in Securities (cost $4,420,811)		$4,337,940
Cash		9,381
Dividends receivable		2,754
Distributions receivable from Fidelity Central Funds		119
Total assets		4,350,194
Liabilities
Distributions payable	$700
Accrued management fee	564
Total liabilities		1,264
Net Assets		$4,348,930
Net Assets consist of:
Paid in capital		$4,438,379
Total accumulated earnings (loss)		(89,449)
Net Assets		$4,348,930
Net Asset Value, offering price and redemption price per share ($4,348,930 ÷ 175,000 shares)		$24.85
Statement of Operations
For the period November 19, 2024 (commencement of operations) through December 31, 2024 (Unaudited)
Investment Income
Dividends		$5,608
Income from Fidelity Central Funds		172
Total income		5,780
Expenses
Management fee	$716
Independent trustees' fees and expenses	1
Total expenses		717
Net Investment income (loss)		5,063
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(6,391)
Total net realized gain (loss)		(6,391)
Change in net unrealized appreciation (depreciation) on investment securities		(82,871)
Net gain (loss)		(89,262)
Net increase (decrease) in net assets resulting from operations		$(84,199)
Statement of Changes in Net Assets

For the period November 19, 2024 (commencement of operations) through December 31, 2024 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,063
Net realized gain (loss)	(6,391)
Change in net unrealized appreciation (depreciation)	(82,871)
Net increase (decrease) in net assets resulting from operations	(84,199)
Distributions to shareholders	(5,250)

Share transactions
Proceeds from sales of shares	4,438,379

Net increase (decrease) in net assets resulting from share transactions	4,438,379
Total increase (decrease) in net assets	4,348,930

Net Assets
Beginning of period	-
End of period	$4,348,930

Other Information
Shares
Sold	175,000
Net increase (decrease)	175,000

Financial Highlights
Fidelity® Enhanced U.S. All-Cap Equity ETF

Six months ended (Unaudited) December 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$25.10
Income from Investment Operations
Net investment income (loss) B,C	.04
Net realized and unrealized gain (loss)	(.26)
Total from investment operations	(.22)
Distributions from net investment income	(.03)
Total distributions	(.03)
Net asset value, end of period	$24.85
Total Return D,E	(.87) %
Ratios to Average Net Assets C,F,G
Expenses before reductions	.18% H
Expenses net of fee waivers, if any	.18 % H
Expenses net of all reductions	.18% H
Net investment income (loss)	1.26% H
Supplemental Data
Net assets, end of period (000 omitted)	$4,349
Portfolio turnover rate I	16 % J

AFor the period November 19, 2024 (commencement of operations) through December 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
EBased on net asset value.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended December 31, 2024

1. Organization.
Fidelity Enhanced Emerging Markets ETF and Fidelity Enhanced U.S. All-Cap Equity ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the New York Stock Exchange, Archipelago Exchange (NYSE Arca), and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Enhanced Emerging Markets ETF	9,999,148	205,902	(365,594)	(159,692)
Fidelity Enhanced U.S. All-Cap Equity ETF	4,421,121	79,322	(162,503)	(83,181)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Enhanced Emerging Markets ETF	9,979,153	-
Fidelity Enhanced U.S. All-Cap Equity ETF	288,744	202,728

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Enhanced U.S. All-Cap Equity ETF	4,311,233	-
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Fee Rate
Fidelity Enhanced Emerging Markets ETF	.38%
Fidelity Enhanced U.S. All-Cap Equity ETF	.18%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Enhanced Emerging Markets ETF	105,659	-	-
Fidelity Enhanced U.S. All-Cap Equity ETF	-	-	-
7. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Enhanced Emerging Markets ETF
Fidelity Enhanced U.S. All Cap Equity ETF

At its June 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve each fund's management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds and experience of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Adviser under the Advisory Contract and under separate agreements covering pricing and bookkeeping, and securities lending services for each fund. The Board also considered the nature and extent of the supervision of third-party service providers, principally transfer agents, custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment Performance. Each fund is a new fund and therefore had no historical performance for the Board to review at the time it approved each fund's Advisory Contract. The Board considered the Investment Adviser's strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds. The Board also considered the fact that it oversees funds managed by FMR that have a similar investment process as the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to each fund under the Advisory Contract should benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio. In reviewing the Advisory Contract, the Board considered each fund's proposed all-inclusive (subject to certain exceptions) fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by Fidelity under the all-inclusive arrangement. The Board noted that each fund's proposed management fee rate is below the median fee rate of funds with similar Morningstar classifications, regardless of whether their management fee structures are comparable. The Board also considered that the projected total net expense ratio of each fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

Based on its review, the Board concluded that the management fee and the projected total expenses of each fund were fair and reasonable in light of the services that the fund and its shareholders will receive, and the other factors considered.

Costs of the Services and Profitability. Each fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of each fund at the time it approved the Advisory Contract. In connection with its consideration of future renewals of each fund's Advisory Contract, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee for each fund was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that each fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangement is fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contract should be approved through May 2026.

1.9916457.100
EMU-SANN-0325
Fidelity® Enhanced Small Cap ETF

Semi-Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Enhanced Small Cap ETF
Schedule of Investments December 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.3%
	Shares	Value ($)
BERMUDA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Teekay Corp Ltd	99,641	690,512
CANADA - 0.3%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Teekay Tankers Ltd Class A	43,584	1,734,207
Health Care - 0.1%
Biotechnology - 0.1%
Aurinia Pharmaceuticals Inc (b)	122,173	1,097,114
Information Technology - 0.0%
Software - 0.0%
D-Wave Quantum Inc (b)	62,163	522,169
TOTAL CANADA		3,353,490
IRELAND - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp	28,810	350,042
Industrials - 0.3%
Commercial Services & Supplies - 0.3%
Cimpress PLC (b)	41,831	3,000,119
TOTAL IRELAND		3,350,161
MONACO - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Scorpio Tankers Inc	32,103	1,595,198
NORWAY - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
SFL Corp Ltd	126,710	1,294,976
PANAMA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Banco Latinoamericano de Comercio Exterior SA Class E	2,600	92,482
PUERTO RICO - 0.3%
Financials - 0.3%
Banks - 0.3%
First BanCorp/Puerto Rico	138,552	2,575,682
Ofg Bancorp	17,049	721,513

TOTAL PUERTO RICO		3,297,195
THAILAND - 0.6%
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.6%
Fabrinet (b)	33,415	7,347,291
UNITED STATES - 96.5%
Communication Services - 2.9%
Diversified Telecommunication Services - 0.9%
AST SpaceMobile Inc Class A (b)(c)	36,251	764,896
Atn International Inc	40,319	677,762
Bandwidth Inc Class A (b)	215,949	3,675,452
IDT Corp Class B	6,265	297,713
Lumen Technologies Inc (b)	888,606	4,718,498
Shenandoah Telecommunications Co	24,393	307,596
		10,441,917
Entertainment - 0.6%
Cinemark Holdings Inc (b)	67,389	2,087,711
Lions Gate Entertainment Corp Class A (b)(c)	68,237	582,744
Lions Gate Entertainment Corp Class B (b)	112,887	852,297
Madison Square Garden Entertainment Corp Class A (b)	79,907	2,844,689
Marcus Corp/The	13,228	284,402
		6,651,843
Interactive Media & Services - 1.2%
TrueCar Inc (b)	264,845	987,872
Vimeo Inc Class A (b)(c)	821,690	5,258,816
Yelp Inc Class A (b)	182,495	7,062,557
Zedge Inc Class B (b)	38,038	102,321
ZipRecruiter Inc Class A (b)	54,411	393,936
		13,805,502
Media - 0.0%
Gannett Co Inc (b)	128,256	648,975
Wireless Telecommunication Services - 0.2%
Spok Holdings Inc	14,411	231,297
Telephone and Data Systems Inc	74,246	2,532,531
		2,763,828
Consumer Discretionary - 10.3%
Automobile Components - 0.7%
American Axle & Manufacturing Holdings Inc (b)	312,383	1,821,193
Cooper-Standard Holdings Inc (b)(c)	106,419	1,443,042
Goodyear Tire & Rubber Co/The (b)(c)	475,188	4,276,692
Luminar Technologies Inc Class A (b)(c)	84,852	456,503
		7,997,430
Automobiles - 0.6%
Winnebago Industries Inc	139,285	6,655,037
Diversified Consumer Services - 0.3%
Chegg Inc (b)	366,487	590,044
Coursera Inc (b)	69,354	589,509
Frontdoor Inc (b)	15,446	844,433
Graham Holdings Co Class B	1,676	1,461,338
KinderCare Learning Cos Inc (b)	28,255	502,939
		3,988,263
Hotels, Restaurants & Leisure - 1.9%
Bloomin' Brands Inc	19,579	239,059
Brinker International Inc (b)	22,651	2,996,501
Dine Brands Global Inc	18,809	566,151
International Game Technology PLC	186,801	3,298,906
Life Time Group Holdings Inc (b)	115,512	2,555,125
Light & Wonder Inc Class A (b)	31,423	2,714,319
Monarch Casino & Resort Inc	14,873	1,173,480
PlayAGS Inc (b)	94,078	1,084,719
Red Rock Resorts Inc Class A	64,591	2,986,688
Shake Shack Inc Class A (b)	20,097	2,608,591
Texas Roadhouse Inc	2,638	475,974
United Parks & Resorts Inc (b)	34,759	1,953,108
		22,652,621
Household Durables - 2.4%
Ethan Allen Interiors Inc (c)	69,541	1,954,798
Flexsteel Industries Inc	28,389	1,542,658
Installed Building Products Inc (c)	32,134	5,631,484
KB Home	29,763	1,956,024
M/I Homes Inc (b)	43,889	5,835,043
Meritage Homes Corp	19,065	2,932,578
Taylor Morrison Home Corp (b)	78,269	4,790,845
Tri Pointe Homes Inc (b)	94,823	3,438,282
		28,081,712
Leisure Products - 0.2%
Peloton Interactive Inc Class A (b)	272,916	2,374,369
Sturm Ruger & Co Inc	11,080	391,900
		2,766,269
Specialty Retail - 3.8%
Abercrombie & Fitch Co Class A (b)	62,231	9,301,668
American Eagle Outfitters Inc	384,071	6,402,464
Boot Barn Holdings Inc (b)	4,677	710,062
Carparts Com Inc (b)	329,254	355,593
Carvana Co Class A (b)	27,794	5,652,188
EVgo Inc Class A (b)(c)	92,615	375,090
ODP Corp/The (b)	67,378	1,532,176
Petco Health & Wellness Co Inc Class A (b)	791,144	3,014,259
RealReal Inc/The (b)	42,235	461,629
Sally Beauty Holdings Inc (b)	388,699	4,061,905
Sleep Number Corp (b)(c)	64,555	983,818
Sonic Automotive Inc Class A (c)	27,214	1,724,007
Upbound Group Inc	174,306	5,084,506
Urban Outfitters Inc (b)	30,418	1,669,340
Victoria's Secret & Co (b)	40,723	1,686,747
		43,015,452
Textiles, Apparel & Luxury Goods - 0.4%
G-III Apparel Group Ltd (b)	9,939	324,210
Hanesbrands Inc (b)	97,041	789,914
Kontoor Brands Inc	40,031	3,419,048
Rocky Brands Inc	7,381	168,286
		4,701,458
TOTAL CONSUMER DISCRETIONARY		119,858,242

Consumer Staples - 3.5%
Beverages - 1.0%
Coca-Cola Consolidated Inc	3,037	3,826,590
National Beverage Corp	5,943	253,588
Primo Brands Corp Class A	255,081	7,848,842
		11,929,020
Consumer Staples Distribution & Retail - 1.2%
Natural Grocers by Vitamin Cottage Inc	33,779	1,341,702
Sprouts Farmers Market Inc (b)	77,552	9,854,533
United Natural Foods Inc (b)	86,042	2,349,807
Weis Markets Inc (c)	11,670	790,292
		14,336,334
Food Products - 0.9%
Cal-Maine Foods Inc	21,495	2,212,265
Fresh Del Monte Produce Inc	48,231	1,601,752
Lancaster Colony Corp	30,981	5,364,050
WK Kellogg Co (c)	64,833	1,166,346
		10,344,413
Household Products - 0.2%
Energizer Holdings Inc	62,365	2,175,915
WD-40 Co	2,663	646,257
		2,822,172
Personal Care Products - 0.2%
Honest Co Inc/The (b)	227,964	1,579,791
Medifast Inc (b)	17,340	305,530
		1,885,321
TOTAL CONSUMER STAPLES		41,317,260

Energy - 4.8%
Energy Equipment & Services - 1.9%
Archrock Inc	186,253	4,635,838
Bristow Group Inc (b)	31,991	1,097,291
ChampionX Corp	38,692	1,052,035
Expro Group Holdings NV (b)	32,028	399,389
Helix Energy Solutions Group Inc (b)(c)	256,759	2,392,994
Helmerich & Payne Inc (c)	80,217	2,568,548
Nabors Industries Ltd (b)(c)	61,311	3,505,150
Nabors Industries Ltd warrants 6/11/2026 (b)	10,764	39,288
Oil States International Inc (b)	108,700	550,022
ProPetro Holding Corp (b)	52,672	491,430
Tidewater Inc (b)	68,502	3,747,745
Transocean Ltd (b)(c)	125,596	470,985
Weatherford International PLC	17,220	1,233,469
		22,184,184
Oil, Gas & Consumable Fuels - 2.9%
Berry Corp	63,095	260,581
California Resources Corp	42,886	2,225,355
CNX Resources Corp (b)	90,374	3,314,015
CONSOL Energy Inc	22,489	2,399,127
Crescent Energy Co Class A (c)	481,930	7,040,997
Delek US Holdings Inc	74,140	1,371,590
Dorian LPG Ltd	20,286	494,370
Excelerate Energy Inc Class A	21,438	648,500
Green Plains Inc (b)	50,799	481,574
International Seaways Inc	29,483	1,059,619
Matador Resources Co	66,278	3,728,800
Murphy Oil Corp	104,290	3,155,815
Riley Exploration Permian Inc (c)	42,024	1,341,406
Sitio Royalties Corp Class A	33,494	642,415
Uranium Energy Corp (b)(c)	85,429	571,520
World Kinect Corp (c)	165,054	4,540,636
		33,276,320
TOTAL ENERGY		55,460,504

Financials - 17.5%
Banks - 8.0%
1st Source Corp	23,145	1,351,205
Amalgamated Financial Corp	48,557	1,625,203
Ameris Bancorp	59,162	3,701,766
Associated Banc-Corp	74,166	1,772,567
Atlantic Union Bankshares Corp (c)	20,243	766,805
Axos Financial Inc (b)	48,362	3,378,086
BancFirst Corp	39,177	4,590,761
Bank of Hawaii Corp (c)	47,632	3,393,304
Banner Corp	8,873	592,450
Berkshire Hills Bancorp Inc	12,369	351,651
Byline Bancorp Inc	18,420	534,180
Cadence Bank	48,427	1,668,310
Capital City Bank Group Inc	4,431	162,396
Cathay General Bancorp	17,385	827,700
Central Pacific Financial Corp	102,228	2,969,723
Community Financial System Inc	61,788	3,811,084
Community Trust Bancorp Inc	13,541	718,079
CVB Financial Corp	27,376	586,120
FB Financial Corp	51,087	2,631,491
Financial Institutions Inc	28,654	781,968
First Busey Corp	100,497	2,368,714
First Commonwealth Financial Corp	46,317	783,684
First Financial Bancorp	40,194	1,080,415
First Financial Bankshares Inc	95,971	3,459,755
First Merchants Corp	85,541	3,412,230
Flagstar Financial Inc (c)	31,950	298,094
Fulton Financial Corp	106,575	2,054,766
Hancock Whitney Corp	13,263	725,751
Independent Bank Corp	4,233	271,716
Lakeland Financial Corp (c)	92,977	6,393,099
Mercantile Bank Corp	6,380	283,846
Midland States Bancorp Inc	16,791	409,700
NB Bancorp Inc	155,786	2,813,495
Nbt Bancorp Inc	15,421	736,507
Northfield Bancorp Inc	125,368	1,456,776
Northwest Bancshares Inc	448,926	5,921,334
OceanFirst Financial Corp	20,008	362,145
Old National Bancorp/IN	68,360	1,483,754
Park National Corp (c)	9,999	1,714,129
Peapack-Gladstone Financial Corp	21,499	689,043
Provident Financial Services Inc	166,141	3,135,081
Renasant Corp (c)	66,919	2,392,354
S&T Bancorp Inc	13,684	523,002
ServisFirst Bancshares Inc	21,585	1,829,113
Sierra Bancorp	27,487	794,924
Stellar Bancorp Inc	9,066	257,021
TriCo Bancshares	4,764	208,187
UMB Financial Corp	8,670	978,496
United Bankshares Inc/WV	52,957	1,988,535
Univest Financial Corp	10,072	297,225
Veritex Holdings Inc	44,885	1,219,077
WesBanco Inc	112,396	3,657,366
Westamerica BanCorp	41,321	2,167,700
		92,381,883
Capital Markets - 3.3%
BGC Group Inc Class A	697,521	6,319,540
Brightsphere Investment Group Inc	44,553	1,173,526
DigitalBridge Group Inc Class A	150,665	1,699,501
Federated Hermes Inc Class B	152,441	6,266,850
Oppenheimer Holdings Inc Class A	9,308	596,550
PJT Partners Inc Class A (c)	12,911	2,037,485
StepStone Group Inc Class A	22,765	1,317,638
Stifel Financial Corp	39,372	4,176,582
StoneX Group Inc (b)	27,966	2,739,829
Victory Capital Holdings Inc Class A	62,911	4,118,154
Virtus Invt Partners Inc	6,868	1,514,943
WisdomTree Inc (c)	621,868	6,529,614
		38,490,212
Consumer Finance - 1.6%
Bread Financial Holdings Inc	4,346	265,367
Dave Inc Class A (b)(c)	40,782	3,544,771
EZCORP Inc Class A (b)	253,844	3,101,974
FirstCash Holdings Inc	25,893	2,682,515
Lendingtree Inc (b)(c)	27,021	1,047,064
NerdWallet Inc Class A (b)	74,036	984,679
PRA Group Inc (b)	10,913	227,973
PROG Holdings Inc	131,117	5,541,004
Regional Management Corp	22,936	779,365
		18,174,712
Financial Services - 2.4%
AvidXchange Holdings Inc (b)	692,909	7,164,679
Compass Diversified Holdings	221,637	5,115,382
Flywire Corp (b)	48,946	1,009,267
Jackson Financial Inc	14,262	1,241,935
Marqeta Inc Class A (b)	51,155	193,876
NMI Holdings Inc (b)	122,435	4,500,711
Payoneer Global Inc (b)	764,308	7,673,652
Remitly Global Inc (b)	32,689	737,791
Waterstone Financial Inc	43,381	583,041
		28,220,334
Insurance - 1.8%
Amerisafe Inc	29,113	1,500,484
CNO Financial Group Inc	78,819	2,932,855
Genworth Financial Inc Class A (b)	413,454	2,890,043
HCI Group Inc (c)	11,056	1,288,356
Heritage Insurance Holdings Inc (b)	65,957	798,080
Lemonade Inc (b)(c)	61,127	2,242,138
Oscar Health Inc Class A (b)	125,313	1,684,207
Root Inc/OH Class A (b)(c)	26,212	1,902,729
Selective Insurance Group Inc	45,954	4,297,618
Trupanion Inc (b)	26,228	1,264,190
Universal Insurance Holdings Inc	22,660	477,219
		21,277,919
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
Brightspire Capital Inc Class A	74,166	418,296
Kkr Real Estate Finance Trust Inc	119,732	1,209,293
Ladder Capital Corp Class A	97,852	1,094,964
TPG RE Finance Trust Inc	223,014	1,895,619
		4,618,172
TOTAL FINANCIALS		203,163,232

Health Care - 15.5%
Biotechnology - 7.2%
2seventy bio Inc (b)(c)	96,530	283,798
89bio Inc (b)(c)	57,912	452,872
Absci Corp (b)(c)	91,286	239,169
ACADIA Pharmaceuticals Inc (b)	83,492	1,532,078
ACELYRIN Inc (b)(c)	100,519	315,630
Adaptimmune Therapeutics Plc ADR (b)	185,723	100,049
Adicet Bio Inc (b)	255,783	246,063
ADMA Biologics Inc (b)	56,799	974,103
Adverum Biotechnologies Inc (b)(c)	22,140	103,394
Agenus Inc (b)(c)	58,414	160,054
Agios Pharmaceuticals Inc (b)	12,987	426,753
Akebia Therapeutics Inc (b)	488,046	927,287
Akero Therapeutics Inc (b)	19,966	555,454
Alkermes PLC (b)	85,450	2,457,542
Allakos Inc (b)	388,827	470,481
Allovir Inc (b)	138,777	58,286
Altimmune Inc (b)(c)	29,785	214,750
Amicus Therapeutics Inc (b)	189,966	1,789,480
Anika Therapeutics Inc (b)	17,864	294,041
Annexon Inc (b)	96,990	497,559
Arbutus Biopharma Corp (b)(c)	63,624	208,050
Arcellx Inc (b)	10,056	771,195
Arcturus Therapeutics Holdings Inc (b)	17,588	298,468
Arcutis Biotherapeutics Inc (b)(c)	106,977	1,490,190
Arrowhead Pharmaceuticals Inc (b)	26,724	502,411
Assembly Biosciences Inc (b)	13,553	213,866
Atara Biotherapeutics Inc (b)(c)	10,448	139,063
Atreca Inc Class A rights (b)(d)	1,051	0
Avid Bioservices Inc (b)(c)	73,098	902,760
Avidity Biosciences Inc (b)	47,672	1,386,302
Beam Therapeutics Inc (b)	11,665	289,292
BioCryst Pharmaceuticals Inc (b)	155,354	1,168,262
Biohaven Ltd (b)	53,763	2,008,048
Black Diamond Therapeutics Inc (b)(c)	136,893	292,951
Bluebird Bio Inc (b)(c)	30,790	256,789
Blueprint Medicines Corp (b)	19,723	1,720,240
Bolt Biotherapeutics Inc (b)	94,258	50,437
Bridgebio Pharma Inc (b)	35,267	967,726
C4 Therapeutics Inc (b)(c)	123,548	444,773
CareDx Inc (b)	54,713	1,171,405
Caribou Biosciences Inc (b)(c)	107,751	171,324
Carisma Therapeutics Inc rights (b)(d)	304,482	3
Cartesian Therapeutics Inc rights (b)(d)	85,524	36,775
Catalyst Pharmaceuticals Inc (b)	68,921	1,438,381
Celldex Therapeutics Inc (b)	14,382	363,433
Cogent Biosciences Inc (b)	61,684	481,135
Crinetics Pharmaceuticals Inc (b)	25,236	1,290,317
Cytokinetics Inc (b)	34,023	1,600,442
CytomX Therapeutics Inc (b)	198,472	204,426
Denali Therapeutics Inc (b)	28,188	574,471
Design Therapeutics Inc (b)(c)	78,603	484,981
Dynavax Technologies Corp (b)	16,353	208,828
Dyne Therapeutics Inc (b)	12,689	298,953
Eagle Pharmaceuticals Inc/DE (b)	21,928	10,964
Editas Medicine Inc (b)(c)	131,699	167,258
Emergent BioSolutions Inc (b)	94,334	901,833
Enanta Pharmaceuticals Inc (b)	29,452	169,349
Erasca Inc (b)(c)	215,551	541,033
Fate Therapeutics Inc (b)(c)	165,104	272,422
FibroGen Inc (b)	315,330	166,967
Geron Corp (b)	115,310	408,197
Halozyme Therapeutics Inc (b)	40,921	1,956,433
Heron Therapeutics Inc (b)(c)	118,575	181,420
Ideaya Biosciences Inc (b)	14,131	363,167
Immunovant Inc (b)	4,217	104,455
Inhibrx Biosciences Inc (c)	26,431	407,037
Insmed Inc (b)	69,550	4,801,732
Iovance Biotherapeutics Inc (b)(c)	49,282	364,687
Ironwood Pharmaceuticals Inc Class A (b)	181,645	804,687
Jasper Therapeutics Inc Class A (b)	24,857	531,443
Jounce Therapeutics Inc rights (b)(d)	118,367	1
KalVista Pharmaceuticals Inc (b)(c)	44,999	381,142
Karyopharm Therapeutics Inc (b)(c)	315,210	213,177
Kodiak Sciences Inc (b)	151,931	1,511,713
Krystal Biotech Inc (b)	5,933	929,464
Kura Oncology Inc (b)	65,569	571,106
Kymera Therapeutics Inc (b)	6,040	242,989
MacroGenics Inc (b)	102,626	333,535
Madrigal Pharmaceuticals Inc (b)(c)	5,968	1,841,546
Mersana Therapeutics Inc (b)(c)	111,987	160,141
Myriad Genetics Inc (b)	67,577	926,481
Neurogene Inc (b)	30,679	701,322
Nkarta Inc (b)	88,321	219,919
Novavax Inc (b)(c)	118,814	955,265
Nurix Therapeutics Inc (b)(c)	16,589	312,537
Nuvalent Inc Class A (b)	4,690	367,133
Oncternal Therapeutics Inc rights (b)(d)	1,148	0
Organogenesis Holdings Inc Class A (b)	159,492	510,374
ORIC Pharmaceuticals Inc (b)(c)	74,902	604,459
Precigen Inc (b)(c)	261,165	292,505
Protagonist Therapeutics Inc (b)	10,127	390,902
PTC Therapeutics Inc (b)	44,629	2,014,553
Puma Biotechnology Inc (b)	88,901	271,148
Q32 Bio Inc rights (b)(d)	40,603	0
Recursion Pharmaceuticals Inc Class A (b)(c)	194,695	1,316,138
Replimune Group Inc (b)	69,630	843,219
REVOLUTION Medicines Inc (b)	59,478	2,601,568
Rhythm Pharmaceuticals Inc (b)	34,232	1,916,307
Rocket Pharmaceuticals Inc (b)	21,479	269,991
Sage Therapeutics Inc (b)	93,834	509,519
Sana Biotechnology Inc (b)(c)	111,328	181,465
Sangamo Therapeutics Inc (b)(c)	329,682	336,276
Savara Inc (b)	60,468	185,637
Scholar Rock Holding Corp (b)	49,875	2,155,598
Solid Biosciences Inc (b)	46,160	184,640
SpringWorks Therapeutics Inc (b)	7,122	257,318
Summit Therapeutics Inc (b)	7,079	126,325
Surface Oncology Inc rights (b)(d)	60,289	1
Sutro Biopharma Inc (b)	144,278	265,472
Syndax Pharmaceuticals Inc (b)	40,823	539,680
TG Therapeutics Inc (b)	39,157	1,178,626
Tourmaline Bio Inc (b)	22,537	457,050
Travere Therapeutics Inc (b)	96,442	1,680,020
Twist Bioscience Corp (b)	36,607	1,701,127
Vanda Pharmaceuticals Inc (b)(c)	109,487	524,443
Vaxcyte Inc (b)	47,037	3,850,449
Vera Therapeutics Inc Class A (b)	5,671	239,827
Veracyte Inc (b)	44,408	1,758,557
Vericel Corp (b)	7,111	390,465
Voyager Therapeutics Inc (b)(c)	69,317	393,027
XBiotech Inc (b)	24,063	95,049
Xencor Inc (b)	934	21,463
Y-mAbs Therapeutics Inc (b)	24,333	190,527
Zentalis Pharmaceuticals Inc (b)	132,137	400,375
		84,009,195
Health Care Equipment & Supplies - 3.0%
Accuray Inc Del (b)	457,575	905,999
AngioDynamics Inc (b)	24,746	226,673
Artivion Inc (b)	32,597	931,948
AtriCure Inc (b)	40,423	1,235,327
Avanos Medical Inc (b)	107,477	1,711,034
Axogen Inc (b)	180,591	2,976,140
Bioventus Inc (b)	177,596	1,864,758
Cerus Corp (b)(c)	385,550	593,747
CONMED Corp (c)	14,128	966,920
Glaukos Corp (b)	24,474	3,669,632
Haemonetics Corp (b)	17,508	1,367,025
Inari Medical Inc (b)	22,449	1,146,021
iRhythm Technologies Inc (b)	57,290	5,165,839
Lantheus Holdings Inc (b)	8,935	799,325
LeMaitre Vascular Inc	3,737	344,327
Merit Medical Systems Inc (b)	45,006	4,352,980
Paragon 28 Inc (b)	32,188	332,502
RxSight Inc (b)	17,225	592,196
Tactile Systems Technology Inc (b)(c)	43,651	747,742
Tandem Diabetes Care Inc (b)(c)	43,547	1,568,563
Treace Medical Concepts Inc (b)	67,733	503,934
Varex Imaging Corp (b)(c)	177,573	2,590,790
Zimvie Inc (b)	16,054	223,952
		34,817,374
Health Care Providers & Services - 2.4%
23andMe Holding Co Class A (b)(c)	38,915	126,474
Addus HomeCare Corp (b)	9,441	1,183,429
Alignment Healthcare Inc (b)	50,852	572,085
BrightSpring Health Services Inc (b)	180,717	3,077,611
Brookdale Senior Living Inc (b)	130,814	657,994
Concentra Group Holdings Parent Inc (c)	16,259	321,603
CorVel Corp (b)	3,865	430,020
Ensign Group Inc/The	2,177	289,236
Guardant Health Inc (b)	182,082	5,562,605
HealthEquity Inc (b)	66,324	6,363,788
Hims & Hers Health Inc Class A (b)(c)	15,167	366,738
Option Care Health Inc (b)	122,148	2,833,834
PACS Group Inc	40,424	529,959
Patterson Cos Inc	111,194	3,431,447
Progyny Inc (b)	99,744	1,720,584
Talkspace Inc Class A (b)	87,759	271,175
		27,738,582
Health Care Technology - 0.8%
Health Catalyst Inc (b)	155,523	1,099,548
HealthStream Inc (c)	80,071	2,546,258
Phreesia Inc (b)	157,805	3,970,374
Teladoc Health Inc (b)	156,196	1,419,822
Veradigm Inc (b)	47,389	462,042
		9,498,044
Life Sciences Tools & Services - 0.3%
Adaptive Biotechnologies Corp (b)	173,284	1,038,838
Codexis Inc (b)(c)	167,069	796,919
Cytek Biosciences Inc (b)(c)	108,694	705,424
Medpace Holdings Inc (b)	2,342	778,083
NanoString Technologies Inc (b)(d)	84,939	6,098
OmniAb Inc (b)(c)	119,975	424,711
Quanterix Corp (b)(c)	48,455	515,076
		4,265,149
Pharmaceuticals - 1.8%
Amneal Intermediate Inc Class A (b)	155,236	1,229,469
Amphastar Pharmaceuticals Inc (b)	16,570	615,244
Atea Pharmaceuticals Inc (b)	72,911	244,252
Avadel Pharmaceuticals PLC Class A (b)	52,922	556,210
Axsome Therapeutics Inc (b)	7,823	661,904
Cara Therapeutics Inc (b)	14,852	90,894
Collegium Pharmaceutical Inc (b)	27,396	784,895
Corcept Therapeutics Inc (b)	51,469	2,593,524
Edgewise Therapeutics Inc (b)	51,773	1,382,339
Evolus Inc (b)	60,631	669,366
Harrow Inc (b)	7,071	237,232
Ligand Pharmaceuticals Inc (b)(c)	11,630	1,246,155
MBX Biosciences Inc	24,525	451,996
Nektar Therapeutics (b)	182,787	169,992
Nuvation Bio Inc Class A (b)	277,030	736,900
Pacira BioSciences Inc (b)	53,799	1,013,573
Phibro Animal Health Corp Class A (c)	34,974	734,454
Pliant Therapeutics Inc (b)	30,240	398,261
Prestige Consumer Healthcare Inc (b)	32,880	2,567,600
Revance Therapeutics Inc (b)	160,258	487,184
Septerna Inc	13,358	305,898
Supernus Pharmaceuticals Inc (b)	37,708	1,363,521
Tarsus Pharmaceuticals Inc (b)	20,200	1,118,474
Terns Pharmaceuticals Inc (b)	62,982	348,920
WaVe Life Sciences Ltd (b)	59,933	741,371
		20,749,628
TOTAL HEALTH CARE		181,077,972

Industrials - 17.1%
Aerospace & Defense - 1.8%
AAR Corp (b)	83,935	5,143,537
Archer Aviation Inc Class A (b)	26,690	260,228
Ducommun Inc (b)	42,985	2,736,425
Intuitive Machines Inc Class A (b)	73,164	1,328,658
Kratos Defense & Security Solutions Inc (b)	134,252	3,541,568
Moog Inc Class A	13,237	2,605,571
National Presto Industries Inc (c)	4,025	396,141
Park Aerospace Corp	19,519	285,953
Rocket Lab USA Inc Class A (b)	196,069	4,993,877
		21,291,958
Building Products - 1.5%
Apogee Enterprises Inc	60,954	4,352,726
CSW Industrials Inc	4,639	1,636,639
Gibraltar Industries Inc (b)	32,677	1,924,675
Griffon Corp	77,346	5,512,450
Resideo Technologies Inc (b)	172,929	3,986,013
UFP Industries Inc	2,720	306,408
		17,718,911
Commercial Services & Supplies - 1.7%
ABM Industries Inc	65,319	3,343,026
Brink's Co/The	29,423	2,729,572
CECO Environmental Corp (b)	123,202	3,724,396
GEO Group Inc/The (b)	17,256	482,823
Healthcare Services Group Inc (b)	30,178	350,517
HNI Corp	30,097	1,515,986
Interface Inc	101,097	2,461,712
OPENLANE Inc (b)(c)	129,069	2,560,729
Pitney Bowes Inc	233,815	1,692,821
Steelcase Inc Class A	43,489	514,040
		19,375,622
Construction & Engineering - 2.1%
Arcosa Inc	41,299	3,995,265
Comfort Systems USA Inc	12,611	5,347,821
Dycom Industries Inc (b)	9,044	1,574,199
EMCOR Group Inc	13,739	6,236,132
Fluor Corp (b)	73,602	3,630,051
Granite Construction Inc	12,049	1,056,818
Limbach Holdings Inc (b)	10,580	905,012
Sterling Infrastructure Inc (b)	8,811	1,484,213
		24,229,511
Electrical Equipment - 1.5%
Array Technologies Inc (b)	95,383	576,113
EnerSys	83,931	7,757,742
Fluence Energy Inc Class A (b)(c)	98,503	1,564,228
LSI Industries Inc	62,608	1,215,847
NuScale Power Corp Class A (b)(c)	9,696	173,849
Preformed Line Products Co	13,744	1,756,346
Thermon Group Holdings Inc (b)	29,101	837,236
Vicor Corp (b)(c)	70,502	3,406,657
		17,288,018
Ground Transportation - 0.4%
Marten Transport Ltd	235,871	3,681,946
RXO Inc (b)(c)	23,531	560,979
		4,242,925
Machinery - 3.0%
Albany International Corp Class A	38,910	3,111,633
Atmus Filtration Technologies Inc	147,170	5,766,121
Blue Bird Corp (b)	10,340	399,434
Enerpac Tool Group Corp Class A	53,164	2,184,509
Federal Signal Corp	7,782	718,979
Gorman-Rupp Co/The	9,361	354,969
Hillman Solutions Corp Class A (b)	139,162	1,355,438
Hurco Cos Inc	12,605	243,150
Hyster-Yale Inc Class A (c)	40,312	2,053,090
L B Foster Co Class A (b)	12,331	331,704
Mueller Water Products Inc Class A1	247,659	5,572,328
Proto Labs Inc (b)	22,358	873,974
Tennant CO	16,173	1,318,585
Terex Corp	74,837	3,458,966
Trinity Industries Inc	80,376	2,821,198
Watts Water Technologies Inc Class A	21,638	4,399,005
		34,963,083
Marine Transportation - 0.2%
Matson Inc	27,672	3,731,292
Passenger Airlines - 0.9%
Allegiant Travel Co	10,203	960,306
JetBlue Airways Corp (b)	108,554	853,234
Joby Aviation Inc Class A (b)	27,024	219,705
SkyWest Inc (b)	78,809	7,891,146
Sun Country Airlines Holdings Inc (b)	40,165	585,606
		10,509,997
Professional Services - 2.2%
Barrett Business Services Inc	70,164	3,047,924
CRA International Inc	12,587	2,356,286
CSG Systems International Inc	135,894	6,945,543
ExlService Holdings Inc (b)	133,153	5,909,331
Heidrick & Struggles International Inc	6,203	274,855
Huron Consulting Group Inc (b)	19,171	2,382,188
ICF International Inc	2,562	305,416
Insperity Inc	13,789	1,068,785
Maximus Inc	2,800	209,020
Parsons Corp (b)	25,171	2,322,025
Planet Labs PBC Class A (b)(c)	194,088	784,116
TriNet Group Inc	2,398	217,666
		25,823,155
Trading Companies & Distributors - 1.8%
Applied Industrial Technologies Inc	27,875	6,675,226
Beacon Roofing Supply Inc (b)	4,371	444,006
Boise Cascade Co	13,079	1,554,570
DXP Enterprises Inc/TX (b)	35,989	2,973,411
FTAI Aviation Ltd	39,302	5,661,060
Global Industrial Co	24,663	611,396
Mrc Global Inc (b)	71,324	911,521
Rush Enterprises Inc Class A	35,908	1,967,399
		20,798,589
TOTAL INDUSTRIALS		199,973,061

Information Technology - 14.9%
Communications Equipment - 0.7%
CommScope Holding Co Inc (b)	536,770	2,796,572
Extreme Networks Inc (b)	90,658	1,517,615
Harmonic Inc (b)	84,998	1,124,524
NetScout Systems Inc (b)	70,276	1,522,178
Viavi Solutions Inc (b)	65,673	663,297
		7,624,186
Electronic Equipment, Instruments & Components - 3.4%
Arlo Technologies Inc (b)	164,000	1,835,160
Badger Meter Inc	20,794	4,410,823
Belden Inc	27,369	3,082,023
Benchmark Electronics Inc	114,258	5,187,314
Daktronics Inc (b)	17,825	300,530
Insight Enterprises Inc (b)	28,288	4,302,605
Itron Inc (b)	45,538	4,944,516
Kimball Electronics Inc (b)	38,269	716,778
Mirion Technologies Inc Class A (b)	196,305	3,425,522
PC Connection Inc	29,611	2,051,154
Plexus Corp (b)	30,380	4,753,862
Sanmina Corp (b)	55,924	4,231,769
		39,242,056
IT Services - 0.1%
Core Scientific Inc	156,279	2,195,720
Semiconductors & Semiconductor Equipment - 3.3%
ACM Research Inc Class A (b)	54,750	826,725
Alpha & Omega Semiconductor Ltd (b)	16,571	613,624
Ambarella Inc (b)	64,273	4,675,218
Axcelis Technologies Inc (b)	18,543	1,295,599
Credo Technology Group Holding Ltd (b)	81,562	5,481,782
Diodes Inc (b)	18,842	1,161,986
Lattice Semiconductor Corp (b)	34,165	1,935,447
MaxLinear Inc Class A (b)	253,329	5,010,848
Onto Innovation Inc (b)	3,475	579,178
PDF Solutions Inc (b)(c)	86,154	2,333,050
Photronics Inc (b)	99,044	2,333,477
Rambus Inc (b)	40,803	2,156,847
Rigetti Computing Inc Class A (b)	34,422	525,280
Semtech Corp (b)	45,171	2,793,826
Ultra Clean Holdings Inc (b)	172,944	6,217,337
		37,940,224
Software - 6.8%
8x8 Inc (b)(c)	1,161,561	3,101,368
Alarm.com Holdings Inc (b)	45,249	2,751,139
Altair Engineering Inc Class A (b)	11,700	1,276,587
Appian Corp Class A (b)	16,556	546,017
Aurora Innovation Inc Class A (b)(c)	202,778	1,277,501
Blackbaud Inc (b)	15,505	1,146,130
BlackLine Inc (b)	24,562	1,492,387
Clear Secure Inc Class A	133,361	3,552,737
Clearwater Analytics Holdings Inc Class A (b)	20,601	566,940
Commvault Systems Inc (b)	40,150	6,059,037
Domo Inc Class B (b)	189,566	1,342,127
E2open Parent Holdings Inc Class A (b)(c)	115,894	308,278
Intapp Inc (b)	34,337	2,200,658
Jamf Holding Corp (b)	50,243	705,914
LivePerson Inc (b)(c)	494,764	752,041
LiveRamp Holdings Inc (b)	54,356	1,650,792
Meridianlink Inc (b)	22,592	466,525
ON24 Inc (b)(c)	29,350	189,601
PagerDuty Inc (b)	123,661	2,258,050
Progress Software Corp	43,983	2,865,492
PROS Holdings Inc (b)	90,319	1,983,405
Q2 Holdings Inc (b)	89,378	8,995,896
Qualys Inc (b)	39,678	5,563,649
SoundHound AI Inc Class A (b)(c)	83,077	1,648,248
Sprinklr Inc Class A (b)(c)	56,307	475,794
Sprout Social Inc Class A (b)	26,143	802,852
SPS Commerce Inc (b)	33,958	6,247,932
Tenable Holdings Inc (b)	175,993	6,930,604
Upland Software Inc (b)	67,051	291,001
Weave Communications Inc (b)	54,116	861,527
Workiva Inc Class A (b)	35,451	3,881,885
Xperi Inc (b)	284,072	2,917,419
Yext Inc (b)	295,035	1,876,423
Zuora Inc Class A (b)	237,185	2,352,875
		79,338,831
Technology Hardware, Storage & Peripherals - 0.6%
Diebold Nixdorf Inc (b)	56,854	2,446,996
IonQ Inc (b)(c)	61,338	2,562,088
Xerox Holdings Corp (c)	241,125	2,032,684
		7,041,768
TOTAL INFORMATION TECHNOLOGY		173,382,785

Materials - 4.8%
Chemicals - 2.0%
American Vanguard Corp	122,327	566,374
Balchem Corp	6,093	993,129
Hawkins Inc	37,359	4,582,829
HB Fuller Co	80,048	5,401,639
Minerals Technologies Inc	81,236	6,190,996
Sensient Technologies Corp	62,666	4,465,579
Trinseo PLC	72,878	371,677
		22,572,223
Construction Materials - 0.5%
Knife River Corp (b)	45,472	4,621,774
United States Lime & Minerals Inc	12,935	1,716,992
		6,338,766
Containers & Packaging - 0.3%
Myers Industries Inc	66,285	731,786
O-I Glass Inc (b)	212,869	2,307,500
		3,039,286
Metals & Mining - 1.9%
ATI Inc (b)	53,413	2,939,852
Carpenter Technology Corp	51,468	8,734,635
Coeur Mining Inc (b)	134,196	767,601
Commercial Metals Co	23,529	1,167,038
Hecla Mining Co	799,855	3,927,288
Olympic Steel Inc	33,130	1,086,995
SunCoke Energy Inc	258,610	2,767,127
Worthington Steel Inc	33,114	1,053,687
		22,444,223
Paper & Forest Products - 0.1%
Sylvamo Corp	12,750	1,007,505
TOTAL MATERIALS		55,402,003

Real Estate - 4.4%
Diversified REITs - 0.7%
American Assets Trust Inc	150,563	3,953,784
Empire State Realty Trust Inc Class A	376,821	3,888,793
		7,842,577
Health Care REITs - 0.7%
American Healthcare REIT Inc	84,252	2,394,442
CareTrust REIT Inc	132,735	3,590,482
Community Healthcare Trust Inc	18,685	358,939
Global Medical REIT Inc	134,501	1,038,348
Healthpeak Properties Inc	11,901	241,232
Universal Health Realty Income Trust	13,212	491,619
		8,115,062
Hotel & Resort REITs - 0.0%
Ashford Hospitality Trust Inc (b)(c)	11,997	86,258
Industrial REITs - 0.1%
Terreno Realty Corp	25,384	1,501,210
Office REITs - 0.3%
COPT Defense Properties	61,702	1,909,677
Easterly Government Properties Inc	68,023	772,741
SL Green Realty Corp	20,242	1,374,837
		4,057,255
Real Estate Management & Development - 1.1%
Anywhere Real Estate Inc (b)	509,706	1,682,030
Compass Inc Class A (b)	1,014,100	5,932,486
eXp World Holdings Inc (c)	155,285	1,787,330
Opendoor Technologies Inc Class A (b)(c)	457,859	732,574
RE/MAX Holdings Inc Class A (b)	26,958	287,642
Redfin Corp (b)(c)	182,748	1,438,227
		11,860,289
Residential REITs - 0.1%
Centerspace	5,486	362,899
NexPoint Residential Trust Inc	9,880	412,490
Veris Residential Inc	43,529	723,887
		1,499,276
Retail REITs - 0.8%
Alexander's Inc	2,111	422,327
Macerich Co/The	133,718	2,663,663
Phillips Edison & Co Inc	102,177	3,827,550
Tanger Inc	34,748	1,185,949
Whitestone REIT	101,331	1,435,860
		9,535,349
Specialized REITs - 0.6%
Outfront Media Inc	338,051	5,997,025
Safehold Inc	12,763	235,860
Uniti Group Inc	129,762	713,691
		6,946,576
TOTAL REAL ESTATE		51,443,852

Utilities - 0.8%
Electric Utilities - 0.1%
ALLETE Inc	17,024	1,103,155
Gas Utilities - 0.6%
New Jersey Resources Corp	71,992	3,358,427
Southwest Gas Holdings Inc	46,027	3,254,569
		6,612,996
Water Utilities - 0.1%
Consolidated Water Co Ltd	12,623	326,809
SJW Group	28,406	1,398,144
		1,724,953
TOTAL UTILITIES		9,441,104

TOTAL UNITED STATES		1,124,832,080
TOTAL COMMON STOCKS (Cost $1,061,229,011)		1,145,853,385

U.S. Treasury Obligations - 0.1%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 3/27/2025 (f)	4.28	540,000	534,721
US Treasury Bills 0% 3/6/2025 (f)	4.40	290,000	287,876
TOTAL U.S. TREASURY OBLIGATIONS (Cost $822,365)			822,597

Money Market Funds - 5.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.36	10,459,953	10,462,045
Fidelity Securities Lending Cash Central Fund (g)(h)	4.35	50,488,562	50,493,611
TOTAL MONEY MARKET FUNDS (Cost $60,955,656)			60,955,656

TOTAL INVESTMENT IN SECURITIES - 103.6% (Cost $1,123,007,032)	1,207,631,638
NET OTHER ASSETS (LIABILITIES) - (3.6)%	(41,474,250)
NET ASSETS - 100.0%	1,166,157,388

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini Russell 2000 Index Contracts (United States)	55	Mar 2025	6,186,950	(196,220)	(196,220)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $822,597.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	31,391,601	110,345,165	131,274,721	372,078	-	-	10,462,045	10,459,953	0.0%
Fidelity Securities Lending Cash Central Fund	29,678,010	159,079,242	138,263,640	61,100	-	(1)	50,493,611	50,488,562	0.2%
Total	61,069,611	269,424,407	269,538,361	433,178	-	(1)	60,955,656	60,948,515

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	34,312,065	34,312,065	-	-
Consumer Discretionary	119,858,242	119,858,242	-	-
Consumer Staples	41,317,260	41,317,260	-	-
Energy	61,125,439	61,125,439	-	-
Financials	206,552,909	206,552,909	-	-
Health Care	182,175,086	182,132,208	-	42,878
Industrials	202,973,180	202,973,180	-	-
Information Technology	181,252,245	181,252,245	-	-
Materials	55,402,003	55,402,003	-	-
Real Estate	51,443,852	51,443,852	-	-
Utilities	9,441,104	9,441,104	-	-

U.S. Treasury Obligations	822,597	-	822,597	-

Money Market Funds	60,955,656	60,955,656	-	-
Total Investments in Securities:	1,207,631,638	1,206,766,163	822,597	42,878
Derivative Instruments: Liabilities
Futures Contracts	(196,220)	(196,220)	-	-
Total Liabilities	(196,220)	(196,220)	-	-
Total Derivative Instruments:	(196,220)	(196,220)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(196,220)
Total Equity Risk	0	(196,220)
Total Value of Derivatives	0	(196,220)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of December 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $48,583,926) - See accompanying schedule:
Unaffiliated issuers (cost $1,062,051,376)	$1,146,675,982
Fidelity Central Funds (cost $60,955,656)	60,955,656

Total Investment in Securities (cost $1,123,007,032)		$1,207,631,638
Cash		122,878
Receivable for investments sold		9,165,712
Receivable for fund shares sold		100,385,728
Dividends receivable		886,271
Distributions receivable from Fidelity Central Funds		64,505
Receivable for daily variation margin on futures contracts		8,631
Total assets		1,318,265,363
Liabilities
Payable for investments purchased	$101,365,633
Accrued management fee	254,876
Collateral on securities loaned	50,487,466
Total liabilities		152,107,975
Net Assets		$1,166,157,388
Net Assets consist of:
Paid in capital		$1,066,934,457
Total accumulated earnings (loss)		99,222,931
Net Assets		$1,166,157,388
Net Asset Value, offering price and redemption price per share ($1,166,157,388 ÷ 36,021,356 shares)		$32.37
Statement of Operations
Six months ended December 31, 2024 (Unaudited)
Investment Income
Dividends	$5,244,951
Interest	48,065
Income from Fidelity Central Funds (including $61,100 from security lending)	433,178
Total income	5,726,194
Expenses
Management fee	$1,285,898
Independent trustees' fees and expenses	1,730
Miscellaneous	-
Total expenses before reductions	1,287,628
Expense reductions	(1,180)
Total expenses after reductions	1,286,448
Net Investment income (loss)	4,439,746
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(9,478,404)
Redemptions in-kind	52,226,402
Fidelity Central Funds	-
Futures contracts	705,192
Total net realized gain (loss)	43,453,190
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	31,913,317
Fidelity Central Funds	(1)
Futures contracts	(356,939)
Total change in net unrealized appreciation (depreciation)	31,556,377
Net gain (loss)	75,009,567
Net increase (decrease) in net assets resulting from operations	$79,449,313
Statement of Changes in Net Assets

	Six months ended December 31, 2024 (Unaudited)	Four months ended June 30, 2024	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,439,746	$2,182,494	$4,649,534
Net realized gain (loss)	43,453,190	28,074,517	32,794,589
Change in net unrealized appreciation (depreciation)	31,556,377	(29,968,000)	27,704,246
Net increase (decrease) in net assets resulting from operations	79,449,313	289,011	65,148,369
Distributions to shareholders	(7,119,069)	(2,247,305)	(4,715,442)

Share transactions
Proceeds from sales of shares	673,570,725	113,489,919	117,577,525
Reinvestment of distributions	-	-	4,092,903
Cost of shares redeemed	(153,916,037)	(43,439,075)	(261,496,096)

Net increase (decrease) in net assets resulting from share transactions	519,654,688	70,050,844	(139,825,668)
Total increase (decrease) in net assets	591,984,932	68,092,550	(79,392,741)

Net Assets
Beginning of period	574,172,456	506,079,906	585,472,647
End of period	$1,166,157,388	$574,172,456	$506,079,906

Other Information
Shares
Sold	21,000,000	3,900,000	4,564,341
Issued in reinvestment of distributions	-	-	163,135
Redeemed	(4,700,000)	(1,500,000)	(10,287,720)
Net increase (decrease)	16,300,000	2,400,000	(5,560,244)

See Organization and Prior Fiscal Year Reorganization information note regarding reorganization from mutual fund to exchange traded fund for the fiscal year ended February 29, 2024.

Share activity is further described in Organization and Prior Fiscal Year Reorganization information notes, and amounts for the prior fiscal years have been adjusted to reflect the impact of the change in capital structure associated with the reorganization. All financial information prior to the reorganization is that of the Predecessor Fund.
Financial Highlights
Fidelity® Enhanced Small Cap ETF

	Six months ended (Unaudited) December 31, 2024	Years ended June 30, 2024 A	2024 B,C	2023 B,D	2022 B,D	2021 B,D	2020 B,C
Selected Per-Share Data
Net asset value, beginning of period	$29.11	$29.22	$25.58	$27.53	$34.05	$22.27	$24.75
Income from Investment Operations
Net investment income (loss) E,F	.16	.11	.22	.24	.14	.16	.24
Net realized and unrealized gain (loss)	3.33	(.10)	3.65	(.99)	(.40)	11.80	(2.48)
Total from investment operations	3.49	.01	3.87	(.75)	(.26)	11.96	(2.24)
Distributions from net investment income	(.23)	(.12)	(.23)	(.22)	(.14)	(.18)	(.24)
Distributions from net realized gain	-	-	-	(1.00)	(6.12)	-	-
Total distributions	(.23)	(.12)	(.23)	(1.20) G	(6.26)	(.18)	(.24)
Net asset value, end of period	$32.37	$29.11	$29.22	$25.58	$27.53	$34.05	$22.27
Total Return H,I,J	11.98%	.06%	15.26%	(2.62)%	(1.64)%	53.78%	(9.18)%
Ratios to Average Net Assets F,K,L
Expenses before reductions	.28% M	.28% M,N	.48%	.55%	.63%	.64%	.64%
Expenses net of fee waivers, if any	.28 % M	.28% M,N	.48%	.55%	.63%	.64%	.64%
Expenses net of all reductions	.28% M	.28% M,N	.48%	.55%	.63%	.64%	.64%
Net investment income (loss)	.97% M	1.20% M	.87%	.94%	.41%	.62%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$1,166,157	$574,172	$506,080	$585,473	$655,168	$689,131	$515,960
Portfolio turnover rate O	61 % M,P	71% M,P	97% P	98%	96%	44%	79%

AFor the four month period ended June 30. The Fund changed its fiscal year end from February 29 to June 30, effective March 1, 2024.
BAs further described in Organization and Reorganization information notes, per share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization. All financial information prior to the reorganization is that of the Predecessor Fund.
CFor the year ended February 29.
DFor the year ended February 28.
ECalculated based on average shares outstanding during the period.
FNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
GTotal distributions per share do not sum due to rounding.
HTotal returns for periods of less than one year are not annualized.
ITotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
JBased on net asset value.
KFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
MAnnualized.
NProxy expenses are not annualized.
OAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
PPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended December 31, 2024

1. Organization.
Fidelity Enhanced Small Cap ETF (the Fund) is an exchange-traded fund of Fidelity Covington Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective November 17, 2023, Fidelity Small Cap Enhanced Index Fund (Predecessor Fund) reorganized into the newly created Fidelity Enhanced Small Cap ETF. The Predecessor Fund was the accounting survivor in the reorganization, and, as such, the financial statements and financial highlights for the fiscal year ended February 29, 2024 and prior reflect the financial information of the Predecessor Fund through November 17, 2023 (see Prior Fiscal Year Reorganization Information note).
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) business (normally 4:00 p.m. Eastern time) of the New York Stock Exchange, Archipelago Exchange (NYSE Arca), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$160,665,319
Gross unrealized depreciation	(79,029,768)
Net unrealized appreciation (depreciation)	$81,635,551
Tax cost	$1,125,799,867

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(23,183,857)
Total capital loss carryforward	$(23,183,857)

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Enhanced Small Cap ETF	490,308,963	255,683,890

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Enhanced Small Cap ETF	430,884,903	149,988,193
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .28% of average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholders meeting expenses. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Enhanced Small Cap ETF	10,349

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Enhanced Small Cap ETF	28,675,428	18,644,699	(444,068)
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Enhanced Small Cap ETF	6,398	673	676
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,180.
9. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Prior Fiscal Year Reorganization Information.
On November 17, 2023, Fidelity Small Cap Enhanced Index Fund (Predecessor Fund) reorganized into a newly created Fidelity Enhanced Small Cap ETF (ETF) pursuant an Agreement and Plan of Reorganization (the Agreement) approved by its Board of Trustees. Per the Agreement, shareholders of the Predecessor Fund received ETF shares equal in value to the shares of the Predecessor Fund they owned on the day the reorganization was effective. The Predecessor Fund was the accounting survivor after the reorganization. As such, performance and financial history prior to the reorganization is that of the Predecessor Fund. Historical share transactions and per share information for the Predecessor Fund was retroactively adjusted to reflect the change in capital structure due to the reorganization.

For financial reporting purposes, the assets and liabilities of the Predecessor Fund and shares issued by the ETF were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund were carried forward and will be utilized for purposes of the ETF's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Costs incurred in connection with the reorganization were paid by the Predecessor Fund.

Predecessor Fund/Accounting Survivor	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Small Cap Enhanced Index Fund	510,635,061	30,515,551	511,993,789	20,479,785	.5077880000

Acquiring ETF	Net Assets $	Total net assets after the acquisition $
Fidelity Enhanced Small Cap ETF	25	511,993,814

Pro forma results of operations of the combined entity for the entire period ended February 29, 2024, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$5,714,131
Total net realized gain (loss)	32,794,589
Total change in net unrealized appreciation (depreciation)	27,704,246
Net increase (decrease) in net assets resulting from operations	$66,212,966

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Predecessor Fund that has been included in the ETF's Statement of Operations since November 17, 2023.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	38,080,283,823.03	97.17
Withheld	1,109,333,237.47	2.83
TOTAL	39,189,617,060.50	100.00
Robert A. Lawrence
Affirmative	37,781,807,251.33	96.41
Withheld	1,407,809,809.17	3.59
TOTAL	39,189,617,060.50	100.00
Vijay C. Advani
Affirmative	37,869,526,083.09	96.63
Withheld	1,320,090,977.41	3.37
TOTAL	39,189,617,060.50	100.00
Thomas P. Bostick
Affirmative	38,025,875,898.31	97.03
Withheld	1,163,741,162.19	2.97
TOTAL	39,189,617,060.50	100.00
Donald F. Donahue
Affirmative	37,825,198,238.79	96.52
Withheld	1,364,418,821.71	3.48
TOTAL	39,189,617,060.50	100.00
Vicki L. Fuller
Affirmative	38,031,768,119.99	97.05
Withheld	1,157,848,940.51	2.95
TOTAL	39,189,617,060.50	100.00
Patricia L. Kampling
Affirmative	38,062,391,881.90	97.12
Withheld	1,127,225,178.60	2.88
TOTAL	39,189,617,060.50	100.00
Thomas A. Kennedy
Affirmative	37,891,434,776.27	96.69
Withheld	1,298,182,284.23	3.31
TOTAL	39,189,617,060.50	100.00
Oscar Munoz
Affirmative	37,976,932,673.73	96.91
Withheld	1,212,684,386.77	3.09
TOTAL	39,189,617,060.50	100.00
Karen B. Peetz
Affirmative	38,011,822,212.28	96.99
Withheld	1,177,794,848.22	3.01
TOTAL	39,189,617,060.50	100.00
David M. Thomas
Affirmative	37,976,058,118.16	96.90
Withheld	1,213,558,942.34	3.10
TOTAL	39,189,617,060.50	100.00
Susan Tomasky
Affirmative	37,845,471,684.67	96.57
Withheld	1,344,145,375.83	3.43
TOTAL	39,189,617,060.50	100.00
Michael E. Wiley
Affirmative	37,736,569,620.69	96.29
Withheld	1,453,047,439.81	3.71
TOTAL	39,189,617,060.50	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9910155.100
CPE-SANN-0325

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Covington Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	February 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	February 21, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	February 21, 2025